UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-3857

American Funds Insurance Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 78.99%	Shares	(000)

SOFTWARE & SERVICES — 12.49%
Yahoo! Inc.[1]	64,200	$ 2,173
Microsoft Corp.	82,000	2,110
Oracle Corp.[1]	106,000	1,313
Google Inc., Class A1	4,000	1,266
Intuit Inc.[1]	16,000	717
Adobe Systems Inc.	24,000	716
Novell, Inc.[1]	90,000	671
Fair Isaac Corp.	14,000	627
Paychex, Inc.	16,200	601
Automatic Data Processing, Inc.	11,300	486
First Data Corp.	12,100	484
NAVTEQ Corp.[1]	7,500	375
		11,539

BANKS — 9.27%
Mitsui Trust Holdings, Inc.[2]	77,000	1,064
Bayerische Hypo- und Vereinsbank AG1,2	30,000	847
Banco Bilbao Vizcaya Argentaria, SA2	45,600	799
ABN AMRO Holding NV2	31,660	758
Banco Bradesco SA, preferred nominative	15,000	734
Siam City Bank PCL[2]	745,000	487
Siam City Bank PCL, nonvoting depositary receipt[2]	300,000	191
BNP Paribas[2]	8,600	655
Grupo Financiero Banorte, SA de CV	70,000	625
Royal Bank of Scotland Group PLC[2]	18,023	512
Mizuho Financial Group, Inc.[2]	75	477
DEPFA BANK PLC[2]	27,000	434
Banco Santander Central Hispano, SA2	29,558	389
City National Corp.	4,200	294
Malayan Banking Bhd.[2]	76,500	236
Fannie Mae	1,550	69
		8,571

RETAILING — 7.77%
Target Corp.	28,500	1,480
Lowe’s Companies, Inc.	21,300	1,372
Amazon.com, Inc.[1]	17,000	770
CarMax, Inc.[1]	22,000	688
eBay Inc.[1]	14,000	577
Limited Brands, Inc.	26,000	531
Gap, Inc.	29,000	505
IAC/InterActiveCorp[1]	17,600	446
Kingfisher PLC[2]	105,000	401
Williams-Sonoma, Inc.[1]	6,800	261
Expedia, Inc.[1]	7,500	149
		7,180

TELECOMMUNICATION SERVICES — 6.27%
Telefónica, SA2	80,600	1,323
Koninklijke KPN N.V.[2]	147,260	1,323
América Móvil SA de CV, Series L (ADR)	33,000	869
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	825
China Unicom Ltd.[2]	600,000	500
Telephone and Data Systems, Inc.	6,500	254
Telephone and Data Systems, Inc., Special Common Shares	6,500	244
CenturyTel, Inc.	7,000	245
Vodafone Group PLC[2]	82,000	213
		5,796

HEALTH CARE EQUIPMENT & SERVICES — 5.83%
Caremark Rx, Inc.[1]	20,000	999
Express Scripts, Inc.[1]	14,000	871
Aetna Inc.	9,800	844
HCA Inc.	15,500	743
Medco Health Solutions, Inc.[1]	13,000	713
Alfresa Holdings Corp.[2]	14,500	674
Psychiatric Solutions, Inc.[1]	10,000	542
		5,386

MEDIA — 4.88%
Liberty Media Corp., Class A1	164,000	1,320
Liberty Global, Inc., Class A1	13,720	372
Liberty Global, Inc., Class C1	13,720	353
Walt Disney Co.	30,000	724
Time Warner Inc.	38,000	688
Reader’s Digest Assn., Inc., Class A	40,500	647
Discovery Holding Co.[1]	28,200	407
		4,511

ENERGY — 4.30%
Schlumberger Ltd.	20,000	1,688
Baker Hughes Inc.	25,000	1,492
BJ Services Co.	22,000	792
		3,972

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.18%
Maxim Integrated Products, Inc.	20,000	853
Texas Instruments Inc.	25,000	848
Novellus Systems, Inc.[1]	27,000	677
Xilinx, Inc.	20,000	557
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	35,000	288
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	135,842	219
Applied Materials, Inc.	17,000	288
Altera Corp.[1]	7,000	134
		3,864

TECHNOLOGY HARDWARE & EQUIPMENT — 3.96%
Cisco Systems, Inc.[1]	91,600	$1,642
Nokia Corp., Class A2	44,000	736
Nidec Corp.[2]	6,000	357
Nidec Corp., when-issued 11/2005[1,2]	5,000	297
Andrew Corp.[1]	21,144	236
Symbol Technologies, Inc.	24,300	235
International Business Machines Corp.	2,000	160
		3,663

TRANSPORTATION — 2.45%
United Parcel Service, Inc., Class B	13,000	899
Singapore Post Private Ltd.[2]	1,000,000	716
Qantas Airways Ltd.[2]	147,399	379
Ryanair Holdings PLC (ADR)[1]	3,100	141
Southwest Airlines Co.	8,800	131
		2,266

FOOD & STAPLES RETAILING — 2.28%
Costco Wholesale Corp.	16,000	689
Koninklijke Ahold NV1,2	81,000	613
Walgreen Co.	11,500	500
Wal-Mart de México, SA de CV, Series V	59,300	302
		2,104

COMMERCIAL SERVICES & SUPPLIES — 2.25%
Robert Half International Inc.	24,000	854
United Stationers Inc.[1]	12,000	574
Rentokil Initial PLC[2]	190,000	554
SIRVA, Inc.[1]	12,900	96
		2,078

INSURANCE — 2.17%
American International Group, Inc.	22,875	1,417
W.R. Berkley Corp.	15,000	592
		2,009

UTILITIES — 2.00%
Veolia Environnement[2]	28,200	1,191
Hong Kong and China Gas Co. Ltd.[2]	300,000	619
AES Corp.[1]	2,300	38
		1,848

DIVERSIFIED FINANCIALS — 1.80%
Citigroup Inc.	36,500	1,661

CONSUMER SERVICES — 1.78%
Greek Organization of Football Prognostics SA2	18,490	575
Outback Steakhouse, Inc.	15,500	567
Carnival Corp., units	10,000	500
		1,642

CAPITAL GOODS — 0.85%
Hagemeyer NV1,2	267,000	787

CONSUMER DURABLES & APPAREL — 0.81%
Garmin Ltd.	11,000	746

MATERIALS — 0.55%
Nitto Denko Corp.[2]	9,000	$ 507

MISCELLANEOUS — 3.10%
Other common stocks in initial period of acquisition		2,865

Total common stocks (cost: $64,235,000)		72,995

	Principal amount
Convertible securities — 0.56%	(000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.56%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$ 500	519

Total convertible securities (cost: $523,000)		519

Short-term securities — 21.73%

Federal Home Loan Bank 3.61%-3.675% due 11/16-11/18/2005	3,000	2,985
3M Co. 3.52% due 10/17/2005	2,600	2,595
U.S. Treasury Bills 3.3275%-3.4395% due 10/20-12/1/2005	2,400	2,390
Procter & Gamble Co. 3.63% due 11/30/2005[3]	2,000	1,987
Anheuser-Busch Companies, Inc. 3.62% due 11/22/2005[3]	1,800	1,790
Coca-Cola Co. 3.53%-3.64% due 10/4-11/7/2005	1,750	1,746
International Bank for Reconstruction and Development 3.47% due 10/12/2005	1,600	1,598
Variable Funding Capital Corp. 3.57% due 10/3/2005[3]	1,000	1,000
Park Avenue Receivables Co., LLC 3.65% due 10/13/2005[3]	1,000	999
United Parcel Service Inc. 3.67% due 10/31/2005	700	698
Clipper Receivables Co., LLC 3.74% due 10/17/2005[3]	600	599
DuPont (E.I.) de Nemours & Co. 3.71% due 10/21/2005	600	599
Tennessee Valley Authority 3.68% due 11/10/2005	600	597
Pfizer Inc 3.52% due 10/3/2005[3]	500	500

Total short-term securities (cost: $20,083,000)		20,083

Total investment securities (cost: $84,841,000)		93,597
Other assets less liabilities		(1,180)

Net assets		$92,417

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 35 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $21,817,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,875,000, which represented 7.44% of the net assets of the fund.

ADR = American Depositary Receipts

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,183
Gross unrealized depreciation on investment securities	(1,577)
Net unrealized appreciation on investment securities	8,606
Cost of investment securities for federal income tax purposes	84,991

Global Growth Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 91.78%	Shares	(000)

FINANCIALS — 16.12%
Kookmin Bank[1]	834,710	$ 49,126
UFJ Holdings, Inc.[1,2]	6,013	48,959
Société Générale[1]	419,400	47,790
Macquarie Bank Ltd.[1]	650,291	37,395
HSBC Holdings PLC[1]	1,761,769	28,536
Allianz AG1	192,000	26,012
Mizuho Financial Group, Inc.[1]	2,750	17,503
Shanghai Forte Land Co., Ltd., Class H1	43,980,000	15,580
Hypo Real Estate Holding AG1	285,000	14,402
American International Group, Inc.	225,000	13,941
Willis Group Holdings Ltd.	350,000	13,143
Erste Bank der oesterreichischen Sparkassen AG1	238,800	12,775
Mitsui Trust Holdings, Inc.[1]	894,000	12,355
Banco Santander Central Hispano, SA1	856,654	11,278
Westpac Banking Corp.[1]	690,449	11,131
ING Groep NV1	272,172	8,116
Citigroup Inc.	150,000	6,828
Bayerische Hypo- und Vereinsbank AG1,2	235,000	6,632
Marsh & McLennan Companies, Inc.	200,000	6,078
Westfield Group[1]	412,507	5,281
Bank of Nova Scotia	140,000	5,235
Mitsui Sumitomo Insurance Co., Ltd.[1]	350,000	4,042
Royal Bank of Canada	50,000	3,647
Shinhan Financial Group Co., Ltd.[1]	91,740	3,198
Capital One Financial Corp.	38,000	3,022
		412,005

INFORMATION TECHNOLOGY — 14.62%
Samsung Electronics Co., Ltd.[1]	72,440	40,910
Murata Manufacturing Co., Ltd.[1]	530,000	29,582
International Business Machines Corp.	350,000	28,077
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	11,508,551	18,554
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	650,349	5,346
Rohm Co., Ltd.[1]	271,800	23,598
Google Inc., Class A2	64,200	20,317
Microsoft Corp.	722,000	18,577
AU Optronics Corp.[1]	11,935,500	15,502
Chi Mei Optoelectronics Corp.[1]	13,443,318	14,913
ASML Holding NV (New York registered)[2]	771,800	12,742
ASML Holding NV1,2	125,000	2,061
Molex Inc.	520,000	13,874
Mediatek Incorporation[1]	1,439,018	13,625
Cisco Systems, Inc.[2]	721,500	12,936
Fujitsu Ltd.[1]	1,912,000	12,610
Hon Hai Precision Industry Co., Ltd.[1]	2,682,425	12,536
Chartered Semiconductor Manufacturing Ltd[1,2]	18,250,000	12,463
Xilinx, Inc.	440,000	12,254
Applied Materials, Inc.	700,000	11,872
Altera Corp.[2]	475,000	9,077
Texas Instruments Inc.	250,000	8,475
Micron Technology, Inc.[2]	545,000	7,249
Venture Corp. Ltd.[1]	680,000	5,833
QUALCOMM Inc.[2]	120,000	5,370
Tokyo Electron Ltd.[1]	96,100	5,114
		373,467

CONSUMER DISCRETIONARY — 11.36%
Toyota Motor Corp.[1]	935,000	42,848
News Corp. Inc. Class A	1,291,757	20,139
News Corp. Inc. Class B	427,507	7,054
Time Warner Inc.	1,442,000	26,115
Esprit Holdings Ltd.[1]	2,100,500	15,736
Target Corp.	270,000	14,021
Honda Motor Co., Ltd.[1]	244,400	13,829
Discovery Holding Co.[2]	902,500	13,032
Michaels Stores, Inc.	390,000	12,893
Grupo Televisa, SA, ordinary participation certificates (ADR)	177,000	12,693
Lowe’s Companies, Inc.	190,000	12,236
Starbucks Corp.[2]	220,000	11,022
Kesa Electricals PLC[1]	2,090,000	9,418
Clear Channel Communications, Inc.	230,000	7,565
Limited Brands, Inc.	370,000	7,559
Bayerische Motoren Werke AG1	160,000	7,522
Carnival Corp., units	133,000	6,647
Cie. Financière Richemont AG, units, Class A1	152,893	6,069
Suzuki Motor Corp.[1]	313,000	5,797
Renault SA1	60,450	5,741
Greek Organization of Football Prognostics SA1	169,790	5,279
Mediaset SpA[1]	420,000	4,969
Kingfisher PLC[1]	1,299,422	4,959
Dixons Group PLC[1]	1,691,929	4,496
eBay Inc.[2]	101,600	4,186
Viacom Inc., Class B, nonvoting	75,000	2,476
Reuters Group PLC[1]	320,000	2,111
Univision Communications Inc., Class A2	70,000	1,857
IAC/InterActiveCorp[2]	30,000	761
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	155,973	633
SET India Ltd.[1,2,3]	6,400	326
Liberty Media Corp., Class A2	25,000	201
		290,190

ENERGY — 9.65%
Reliance Industries Ltd.[1]	2,350,298	42,495
Husky Energy Inc.	675,000	37,541
Royal Dutch Shell PLC, Class B1	574,666	19,808
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,617
Canadian Natural Resources, Ltd.	456,000	20,620
Norsk Hydro ASA[1]	175,000	19,507
Technip SA1	325,000	19,221
ENI SpA[1]	550,000	16,320
Schlumberger Ltd.	190,000	16,032
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	168,000	12,010
Imperial Oil Ltd.	85,976	9,892
Halliburton Co.	140,000	9,593
Baker Hughes Inc.	125,000	7,460
Noble Corp.	95,000	6,504
		246,620

TELECOMMUNICATION SERVICES — 8.21%
Vodafone Group PLC[1]	15,070,000	39,227
Vodafone Group PLC (ADR)	375,000	9,739
Telekom Austria AG1	2,101,200	41,801
Koninklijke KPN N.V.[1]	4,245,830	38,136
Telefónica, SA1	1,958,081	32,136
América Móvil SA de CV, Series L (ADR)	585,000	15,397
Deutsche Telekom AG1	525,000	9,574
Belgacom SA1	227,500	7,722
Swisscom AG1	22,200	7,256
France Télécom, SA1	185,000	5,326
Teléfonos de México, SA de CV, Class L (ADR)	140,000	2,978
Telenor ASA[1]	68,600	612
		209,904

HEALTH CARE — 8.14%
AstraZeneca PLC (United Kingdom)[1]	443,960	20,710
AstraZeneca PLC (Sweden)[1]	222,405	10,370
AstraZeneca PLC (ADR)	3,000	141
Novo Nordisk A/S, Class B1	465,900	23,050
Roche Holding AG1	158,500	22,036
Fresenius Medical Care AG, preferred[1]	269,000	21,209
UCB NV1	343,020	18,138
Rhön-Klinikum AG1	451,807	17,392
Shionogi & Co., Ltd.[1]	1,163,000	15,808
Synthes, Inc.[1]	100,500	11,762
Chugai Pharmaceutical Co., Ltd.[1]	596,100	11,371
Sanofi-Aventis[1]	100,000	8,272
Cardinal Health, Inc.	125,000	7,930
Pfizer Inc	250,000	6,243
Smith & Nephew PLC[1]	705,000	5,912
Forest Laboratories, Inc.[2]	94,800	3,694
H. Lundbeck A/S1	96,800	2,460
Elan Corp., PLC (ADR)[2]	175,000	1,551
		208,049

INDUSTRIALS — 7.17%
Tyco International Ltd.	1,265,000	35,230
General Electric Co.	784,455	26,413
United Parcel Service, Inc., Class B	310,000	21,430
SMC Corp.[1]	129,000	17,168
Mitsubishi Corp.[1]	860,000	16,977
Macquarie Infrastructure Group[1]	5,200,000	15,945
Siemens AG1	188,000	14,509
FANUC LTD[1]	151,600	12,304
3M Co.	130,000	9,537
Asahi Glass Co., Ltd.[1]	826,000	8,678
Ryanair Holdings PLC (ADR)[2]	110,800	5,045
		183,236

CONSUMER STAPLES — 5.81%
Nestlé SA1	83,900	24,589
Koninklijke Ahold NV1,2	2,520,000	19,072
PepsiCo, Inc.	197,000	11,172
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	9,146
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR) (Brazil)	44,000	1,320
METRO AG1	200,000	9,858
Altria Group, Inc.	125,000	9,214
Unilever NV1	110,000	7,828
Groupe Danone[1]	72,500	7,827
Anheuser-Busch Companies, Inc.	175,000	7,532
Avon Products, Inc.	270,800	7,312
Heineken NV1	200,000	6,423
Nestlé India Ltd.	310,000	6,039
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	1,540,000	5,807
Woolworths Ltd.[1]	450,040	5,715
Wal-Mart de México, SA de CV, Series V (ADR)	100,000	5,090
Unilever PLC[1]	422,317	4,417
		148,361

MATERIALS — 3.51%
Nitto Denko Corp.[1]	396,400	22,326
Ivanhoe Mines Ltd.[2]	2,475,000	20,891
Placer Dome Inc.	750,000	12,849
Akzo Nobel NV1	258,000	11,248
Dow Chemical Co.	200,000	8,334
Holcim Ltd.[1]	100,000	6,641
BASF AG1	57,000	4,289
Weyerhaeuser Co.	25,000	1,719
L’Air Liquide[1]	7,700	1,419
		89,716

UTILITIES — 2.30%
Veolia Environnement[1]	562,771	23,768
Scottish Power PLC[1]	1,933,000	19,492
E.ON AG1	100,000	9,190
National Grid Transco PLC[1]	666,938	6,255
		58,705

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		124,837

Total common stocks (cost: $1,845,744,000)		2,345,090

		unaudited

	Principal amount	Market value
Short-term securities — 7.85%	(000)	(000)

Mont Blanc Capital Corp. 3.63%-3.73% due 10/13-10/17/2005[3]	$22,198	$ 22,163
Calyon North America Inc. 3.775% due 11/21/2005	19,300	19,197
Barclays U.S. Funding Corp. 3.63% due 10/25/2005	17,600	17,556
Depfa Bank PLC 3.78% due 11/1/2005[3]	15,900	15,847
Federal Home Loan Bank 3.63% due 11/16/2005	15,400	15,321
Danske Corp., Series A 3.60%-3.78% due 10/24-11/14/2005	15,300	15,251
Amsterdam Funding Corp. 3.78% due 11/8/2005[3]	15,000	14,939
Freddie Mac 3.40% due 10/4/2005	14,600	14,594
Shell Finance (U.K.) PLC 3.53% due 10/3/2005	13,200	13,196
ANZ National (International) Ltd. 3.62% due 10/3/2005[3]	11,600	11,597
Old Line Funding, LLC 3.81% due 11/10/2005[3]	11,600	11,550
IXIS Commercial Paper Corp. 3.60% due 10/14/2005[3]	10,000	9,986
Royal Bank of Scotland PLC 3.77% due 11/3/2005	6,800	6,776
CAFCO, LLC 3.70% due 11/9/2005[3]	5,000	4,979
BMW U.S. Capital Corp. 3.47% due 10/12/2005[3]	4,000	3,995
Allied Irish Banks N.A. Inc. 3.67% due 11/8/2005[3]	3,700	3,685

Total short-term securities (cost: $200,635,000)		200,632

Total investment securities (cost: $2,046,379,000)		2,545,722
Other assets less liabilities		9,472

Net assets		$2,555,194

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 109 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $1,517,945,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $99,699,000, which represented 3.90% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 542,357
Gross unrealized depreciation on investment securities	(44,455)
Net unrealized appreciation on investment securities	497,902
Cost of investment securities for federal income tax purposes	2,047,820

Global Small Capitalization Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 91.47%	Shares	(000)

CONSUMER DISCRETIONARY — 20.51%
Pantaloon Retail (India) Ltd.[1]	1,032,300	$44,151
Schibsted ASA	691,000	21,465
Lions Gate Entertainment Corp., USD denominated[2]	1,100,000	10,494
Lions Gate Entertainment Corp.[2]	940,706	8,953
Kumho Industrial Co., Ltd.[1]	1,000,000	18,562
Laureate Education, Inc.[2]	310,000	15,181
Orient-Express Hotels Ltd., Class A	534,000	15,176
GSI Commerce, Inc.[2]	700,000	13,930
Integrated Distribution Services Group Ltd.[1]	10,732,000	11,986
Life Time Fitness, Inc.[2]	356,000	11,798
Unibet Group PLC (SDR)[1]	480,000	11,118
Vail Resorts, Inc.[2]	360,000	10,350
NutriSystem, Inc.[2]	400,000	10,008
CarMax, Inc.[2]	310,000	9,694
Cheil Industries Inc.[1]	390,000	8,394
Sonic Corp.[2]	292,500	8,000
Aristocrat Leisure Ltd.[1]	817,194	7,418
Fourlis[1]	860,000	7,098
Cedar Fair, L.P.	200,000	5,998
Rex Holdings Co., Ltd.[1]	1,076	5,908
Central European Media Enterprises Ltd., Class A2	110,000	5,809
KOMERI Co., Ltd.[1]	172,500	5,634
Pinnacle Entertainment, Inc.[2]	300,000	5,499
Alma Media Oyj, Series 2[1,2]	312,617	5,147
Anadolu Cam Sanayii AS1	1,300,000	5,049
Denny’s Corp.[2]	1,200,000	4,980
Photo-Me International PLC[1]	2,400,000	4,936
JUMBO SA1	430,700	4,922
Paddy Power PLC[1]	264,200	4,653
Bright Horizons Family Solutions, Inc.[2]	118,500	4,550
Ameristar Casinos, Inc.	200,000	4,168
Kuoni Reisen Holding AG, Class B2	10,250	4,111
Spark Networks PLC (GDR)[1,2]	396,420	2,579
Spark Networks PLC[1,2,4]	258,580	1,514
Zale Corp.[2]	150,000	4,077
Korea Kumho Petrochemical Co., Ltd.[1]	200,000	4,031
BEC World PCL[1]	10,500,000	3,819
Greene King PLC[1]	320,000	3,610
Children’s Place Retail Stores, Inc.[2]	100,000	3,564
Restaurant Group PLC[1]	1,450,000	3,247
Submarino SA, ordinary nominative[2]	246,000	3,211
Restoration Hardware, Inc.[2]	500,000	3,160
Sharper Image Corp.[2]	250,000	3,150
Cheil Communications Inc.[1]	16,100	3,092
GOME Electrical Appliances Holding Ltd.[1]	5,068,000	3,061
Fossil, Inc.[2]	165,000	3,001
Astral Media Inc., Class A, nonvoting	100,000	2,944
CKE Restaurants, Inc.	200,000	2,636
Applebee’s International, Inc.	125,700	2,601
SEEK Ltd.[1]	1,142,700	2,569
GEOX SpA[1]	257,000	2,549
Salem Communications Corp., Class A2	131,185	2,419
Hyatt Regency SA1	190,000	2,356
Bloomsbury Publishing PLC[1]	400,000	2,345
Gigas K’s Denki Corp.[1]	90,000	2,285
Next Media Ltd.[1,2]	4,534,000	1,992
Gaming VC Holdings SA	200,000	1,908
Columbia Sportswear Co.[2]	40,443	1,877
Phoenix Satellite Television Holdings Ltd.[1]	10,620,000	1,590
Blyth, Inc.	70,000	1,560
Corus Entertainment Inc., Class B, nonvoting	50,000	1,449
Münchener Rückversicherungs-Gesellschaft AG2	46,000	1,389
Sanctuary Group PLC	10,771,300	1,121
Cheng Shin Rubber (Xiamen) Ind., Ltd.[1]	921,555	753
Nien Hsing Textile Co., Ltd.[1]	1,059,000	728
O’Charley’s Inc.[2]	50,500	723
Zhejiang Glass Co. Ltd., Class H1	2,788,600	618
Build-A-Bear Workshop, Inc.[2]	21,500	479
Almanova Oyj[1,2]	59,040	468
		399,615

INFORMATION TECHNOLOGY — 19.00%
CNET Networks, Inc.[2]	3,605,000	48,920
Kingboard Chemical Holdings Ltd.[1]	10,816,000	26,972
NHN Corp.[1,2]	142,035	24,198
Semtech Corp.[2]	1,450,000	23,881
Integrated Device Technology, Inc.[2]	1,314,942	14,122
O2Micro International Ltd.[2]	840,000	13,222
Varian Semiconductor Equipment Associates, Inc.[2]	300,000	12,711
iVillage Inc.[2]	1,750,000	12,705
Cymer, Inc.[2]	400,000	12,528
Intersil Corp., Class A	550,443	11,989
Mentor Graphics Corp.[2]	1,155,000	9,933
PMC-Sierra, Inc.[2]	1,000,000	8,810
PDF Solutions, Inc.[2]	500,000	8,300
Power Integrations, Inc.[2]	375,000	8,156
NCsoft Corp.[1,2]	98,000	8,082
Marchex, Inc., Class B2	456,500	7,560
Jahwa Electronics Co., Ltd.[1,3]	1,039,000	7,281
InfoSpace.com, Inc.[2]	300,000	7,161
Billing Services Group Ltd.[1,2]	3,819,500	7,154
Brooks Automation, Inc.[2]	500,000	6,665
Faraday Technology Corp.[1]	3,269,223	5,735
ValueClick, Inc.[2]	300,000	5,127
Hittite Microwave Corp.[2]	250,000	5,062
Atheros Communications, Inc.[2]	500,000	4,880
Kiryung Electronics Co., Ltd.[1]	890,000	4,443
SFA Engineering Corp.[1]	175,000	4,350
Chartered Semiconductor Manufacturing Ltd[1,2]	6,000,000	4,097
Moser Baer India Ltd.[1]	820,000	3,958
Unisteel Technology Ltd.[1]	3,052,000	3,281
Vanguard International Semiconductor Corp.[1]	4,729,350	3,280
Taiflex Scientific Co., Ltd.[1]	1,874,209	3,280
Phoenix PDE Co., Ltd.[1]	590,000	3,092
Kakaku.com, Inc.[1]	416	1,468
Kakaku.com, Inc., when-issued 11/2005[1,2]	400	1,411
TTM Technologies, Inc.[2]	350,000	2,502
National Instruments Corp.	100,450	2,475
Knot, Inc.[2]	115,900	1,285
Knot, Inc.[2,4]	100,000	1,109
SPSS Inc.[2]	99,690	2,393
Aspen Technology, Inc.[2]	370,000	2,312
Advanced Analogic Technologies Inc.[2]	200,000	2,238
Venture Corp. Ltd.[1]	258,000	2,213
King Yuan Electronics Co., Ltd.[1]	2,953,371	2,206
Citizen Electronics Co., Ltd.[1]	45,000	2,115
Sanken Electric Co., Ltd.[1]	165,000	1,897
Rotork PLC[1]	167,340	1,761
YOU EAL Electronics Co., Ltd.[1]	86,000	1,510
MacDonald, Dettwiler and Associates Ltd.[2]	50,000	1,421
MatrixOne, Inc.[2]	250,000	1,315
Ichia Technologies, Inc.[1]	1,309,386	1,160
Interflex Co., Ltd.[1]	82,000	1,129
Agile Software Corp.[2]	150,000	1,075
Career Technology (MFG.) Co., Ltd.[1]	757,606	911
Renishaw PLC[1]	53,288	803
GSI Group Inc.[2]	72,800	761
KEC Corp.[1]	450,700	740
Hana Microelectronics PCL[1]	1,150,000	697
Avid Technology, Inc.[2]	4,922	204
Homestore, Inc.[2]	38,993	170
Infoteria Corp.[1,2,4]	128	45
Optimax Technology Corp.[1]	24,178	39
		370,300

INDUSTRIALS — 14.65%
GS Engineering & Construction Co. Ltd.[1]	589,930	23,558
Hyundai Mipo Dockyard Co., Ltd.[1]	294,000	21,162
Hudson Highland Group, Inc.[2]	700,000	17,479
Korea Development Corp.[1,3]	600,000	17,266
ALL — América Latina Logística, units	392,000	15,613
Koninklijke BAM Groep NV1	143,000	13,134
Samsung Engineering Co., Ltd.[1]	597,550	12,642
Downer EDI Ltd.[1]	2,664,399	12,303
Buhrmann NV1	1,002,000	12,124
Corrections Corporation of America[2]	296,100	11,755
STX Shipbuilding Co., Ltd.[1]	470,100	10,631
International Container Terminal Services, Inc.[1]	47,285,000	7,611
Italian-Thai Development PCL[1]	24,510,900	5,852
Italian-Thai Development PCL, non-voting depositary receipt[1]	7,280,200	1,738
Container Corp. of India Ltd.	240,763	7,266
MSC Industrial Direct Co., Inc., Class A	205,000	6,800
Obrascon Huarte Lain Brasil SA, ordinary nominative[2]	522,000	5,427
LS Cable Ltd.[1]	176,010	4,943
Goodpack Ltd.[1]	4,940,000	4,847
SembCorp Marine Ltd[1]	2,524,000	4,463
Aboitiz Equity Ventures[1]	48,700,000	4,223
LS Industrial Systems Co., Ltd.[1]	150,000	4,181
KCI Konecranes International Corp.[1]	85,000	3,934
Tetra Tech, Inc.[2]	220,500	3,709
Trakya Cam Sanayii AS1	1,020,000	3,652
Krones AG1	31,000	3,245
Ballast Nedam NV1,2	74,687	3,242
Uponor Oyj[1]	120,000	2,776
Indian Rayon and Industries Ltd.[1]	195,000	2,739
Royal Boskalis Westminster NV	53,500	2,663
Hagemeyer NV1,2	900,000	2,651
United Stationers Inc.[2]	55,000	2,632
Steelcase Inc., Class A	155,000	2,241
Acuity Brands, Inc.	75,000	2,225
JetBlue Airways Corp.[2]	125,000	2,200
Hi-P International Ltd.[1]	2,607,000	2,193
Federal Signal Corp.	116,500	1,991
Lincoln Electric Holdings, Inc.	50,000	1,970
Permasteelisa SpA[1]	120,000	1,882
Aker American Shipping ASA[2]	145,200	1,718
Moatech Co., Ltd.[1]	304,000	1,609
Northgate PLC[1]	80,000	1,594
Singapore Post Private Ltd.[1]	2,200,000	1,575
ZENON Environmental Inc.[2]	75,000	1,574
Geberit AG1	2,050	1,492
SembCorp Logistics Ltd.[1]	1,484,544	1,449
Ultraframe PLC	2,285,000	1,380
Hibiya Engineering, Ltd.	104,000	1,003
Techem AG2	22,215	959
Max India Ltd.[2]	21,100	272
		285,588

ENERGY — 9.44%
Quicksilver Resources Inc.[2]	505,550	24,160
First Calgary Petroleums Ltd.[2]	1,635,000	13,323
First Calgary Petroleums Ltd., GBP denominated[2]	760,000	6,097
TODCO, Class A2	385,000	16,058
Delta Petroleum Corp.[2]	760,000	15,808
OPTI Canada Inc.[2]	447,350	15,220
Southwestern Energy Co.[2]	154,000	11,304
CARBO Ceramics Inc.	135,000	8,909
Equator Exploration Ltd.[2]	2,000,000	8,569
Noble Energy, Inc.	173,252	8,126
Warren Resources, Inc.[2]	450,000	7,537
Hydril Co.[2]	100,000	6,864
Oilexco Inc.[2]	1,755,000	6,034
WorleyParsons Ltd.[1]	744,213	5,802
Bankers Petroleum Ltd.[2,4]	3,000,000	4,806
Bankers Petroleum Ltd.[2]	566,000	907
Regal Petroleum PLC[2]	2,463,000	4,069
China Oilfield Services Ltd., Class H1	9,099,900	3,744
White Nile Ltd.[1,2]	2,400,000	3,428
FirstAfrica Oil PLC[2]	22,272,000	2,847
Dresser-Rand Group Inc.[2]	113,300	2,791
Caspian Energy Inc.[2]	1,000,000	2,257
Offshore Hydrocarbon Mapping PLC[1,2,3]	1,800,000	1,913
Banpu PCL[1]	459,500	1,795
Harvest Natural Resources, Inc.[2]	150,000	1,609
		183,977

MATERIALS — 6.21%
Hanwha Chemical Corp.[1]	1,048,000	13,083
Cleveland-Cliffs Inc	130,000	11,324
Kenmare Resources PLC[2]	15,317,759	10,668
Dongkuk Steel Mill Co., Ltd.[1]	517,998	10,667
First Quantum Minerals Ltd.	392,200	10,219
Energem Resources Inc.[2]	4,065,000	9,804
Sino-Forest Corp., Class A2	3,245,000	9,419
Sierra Leone Diamond Co. Ltd.[2,3]	5,805,000	5,629
INI Steel Co.[1]	205,000	5,313
Central African Mining & Exploration Co. PLC[2]	24,080,000	5,307
Adulis Resources Inc.[2]	2,000,000	4,496
Hanil Cement Co., Ltd.	57,200	3,728
AMR Technologies Inc.[2,4]	1,600,000	2,550
AMR Technologies Inc.[2]	400,000	637
Oriel Resources PLC[1,2]	5,052,000	2,807
European Goldfields Ltd.[1,2]	1,650,000	2,560
Singamas Container Holdings Ltd.[1]	3,900,000	2,507
Adastra Minerals Inc.[2]	1,250,000	1,464
Adastra Minerals Inc.[2,4]	875,000	1,025
Northern Orion Resources Inc.[2,4]	666,600	1,958
Uruguay Mineral Exploration Inc.[2]	400,000	1,705
Aricom PLC[2]	4,000,000	1,427
M-real Oyj, Class B1	257,000	1,394
Sungshin Cement Co., Ltd.[1]	38,150	868
Gabriel Resources Ltd.[2]	200,000	400
Thistle Mining Inc., GBP denominated[1,2]	10,500	4
Thistle Mining Inc.[1,2]	18,300	—
		120,963

FINANCIALS — 5.91%
Kotak Mahindra Bank Ltd.[1]	2,450,000	11,178
Sumitomo Real Estate Sales Co., Ltd.[1]	155,000	8,233
First Regional Bancorp[2,4]	89,900	7,083
Dongbu Insurance Co., Ltd.[1]	460,000	6,702
National Finance PCL[1]	20,593,000	6,600
National Bank of Pakistan	2,700,000	6,586
Pusan Bank[1]	575,000	6,288
UTI Bank Ltd.[1]	926,000	5,614
Aareal Bank AG1,2	170,000	5,582
HDFC Bank Ltd.[1]	326,300	5,094
Daegu Bank, Ltd.[1]	400,000	4,865
United Mizrahi Bank Ltd.[1,2]	840,000	4,368
Capital Lease Funding, Inc.	410,000	4,243
International Securities Exchange, Inc.[2]	176,440	4,129
Central Pattana PCL[1]	15,740,500	4,067
United Bankshares, Inc.	105,000	3,670
Allgreen Properties Ltd.[1]	4,250,000	3,377
CapitaCommercial Trust Management Ltd.[1]	3,317,000	2,961
Ascendas Real Estate Investment Trust[1]	1,844,000	2,387
Saxon Capital, Inc.	200,000	2,370
Singapore Exchange Ltd.[1]	1,587,000	2,361
Siam City Bank PCL[1]	2,053,800	1,343
Siam City Bank PCL, nonvoting depositary receipt[1]	1,096,200	696
Federal Agricultural Mortgage Corp., Class C	75,000	1,825
Golden Land Property Development PLC, nonvoting depositary receipt[1,2]	8,043,000	1,444
Golden Land Property Development PLC[1,2]	1,557,000	280
Nasdaq Stock Market, Inc[2]	44,928	1,139
Ticon Industrial Connection PCL[1]	1,494,300	409
Alabama National BanCorporation	5,500	352
		115,246

HEALTH CARE — 5.37%
Advanced Medical Optics, Inc.[2]	675,000	25,616
Kyphon Inc.[2]	300,000	13,182
Wilson Greatbatch Technologies, Inc.[2]	405,200	11,119
Wright Medical Group, Inc.[2]	400,000	9,872
Alfresa Holdings Corp.[1]	200,000	9,303
Cochlear Ltd.[1]	215,700	6,451
HealthExtras, Inc.[2]	270,000	5,773
Shamir Optical Industry Ltd.[2]	487,000	4,943
Tecan Group Ltd., Männedorf[1]	125,855	4,843
Ondine Biopharma Corp.[2,3,4]	1,660,000	2,431
Ondine Biopharma Corp. (GDR)[1,2,3,4]	490,000	648
Ondine Biopharma Corp.[2,3]	400,000	586
Toho Pharmaceutical Co., Ltd.[1]	220,000	2,470
QIAGEN NV1,2	187,404	2,424
OSI Pharmaceuticals, Inc.[2]	60,000	1,754
Eyetech Pharmaceuticals, Inc[2]	60,000	1,078
TriPath Imaging, Inc.[2]	94,836	670
Lumenis Ltd.[2]	300,000	600
WebMD Health Corp., Class A2	23,400	577
Adams Respiratory Therapeutics, Inc.[2]	11,200	362
		104,702

TELECOMMUNICATION SERVICES — 2.09%
TIM Participações SA, preferred nominative (ADR)	1,055,220	19,606
LG Telecom Ltd.[1,2]	1,100,000	5,865
Telemig Celular Participações SA, preferred nominative	1,617,616,000	2,774
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	2,704
Tele Centro Oeste Celular Participações SA, preferred nominative	260,357	2,438
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	129,500	1,173
Tele Centro Oeste Celular Participações SA, ordinary nominative	5,228	47
Neustar, Inc., Class A2	110,550	3,536
Unwired Group Ltd.[1,2]	6,072,334	2,548
		40,691

CONSUMER STAPLES — 1.89%
Efes Breweries International NV (GDR)[1,2,4]	207,198	7,381
IAWS Group PLC[1]	440,000	6,373
Herbalife Ltd.[2]	190,000	5,727
DELTA HOLDING SA1	519,000	5,406
CP Seven Eleven PCL	23,580,000	3,564
Allion Healthcare, Inc.[2]	148,100	2,667
China Mengniu Dairy Co.[1]	2,987,000	2,468
Cawachi Ltd.[1]	62,000	2,414
Diamond Foods, Inc.[2]	49,700	850
		36,850

UTILITIES — 1.52%
Xinao Gas Holdings Ltd.	27,255,000	21,434
Reliance Energy Ltd.	207,300	2,741
E1 Corp.	66,410	2,489
Tata Power Co. Ltd.[1]	178,953	1,960
Electricity Generating PCL	341,000	623
Electricity Generating PCL, nonvoting depositary receipt[1]	209,000	375
		29,622

MISCELLANEOUS — 4.88%
Other common stocks in initial period of acquisition		95,042

Total common stocks (cost: $1,346,453,000)		1,782,596

Rights & warrants — 0.17%

ENERGY — 0.08%
Oilexco Inc., warrants, expire 2008[2,4]	725,000	1,499

MATERIALS — 0.04%
Northern Orion Resources Inc., warrants, expire 2008[2,4]	333,000	464
Kenmare Resources PLC, warrants, expire 2009[2]	525,000	227
AMR Technologies Inc., warrants, expire 2008[2,4]	800,000	207
Namibian Minerals Corp., warrants, expire 2006[1,2]	950,000	—
		898

INDUSTRIALS — 0.04%
STX Shipbuilding Co., Ltd., rights, expire 2005[1,2]	95,038	764

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[2]	666,000	240

Total rights & warrants (cost: $87,000)		3,401

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,2,4]	125,000	—

Total convertible securities (cost: $625,000)		—

		unaudited

	Principal amount	Market value
Short-term securities — 8.48%	(000)	(000)

Federal Home Loan Bank 3.63% due 11/16/2005	$22,100	$ 21,987
Rabobank USA Financial Corp. 3.84% due 12/6/2005	20,200	20,061
Old Line Funding, LLC 3.65%-3.67% due 10/18-10/26/2005[4]	17,300	17,262
DaimlerChrysler Revolving Auto Conduit LLC II 3.65% due 10/19/2005	15,000	14,971
Royal Bank of Scotland PLC 3.77% due 11/3/2005	13,100	13,053
International Lease Finance Corp. 3.62% due 10/14/2005	12,000	11,983
BNP Paribas Finance Inc. 3.855% due 12/2/2005	11,400	11,323
Calyon North America Inc. 3.69% due 11/14/2005	10,300	10,253
Shell International Finance BV 3.61% due 10/27/2005	9,700	9,675
ANZ National (International) Ltd. 3.62% due 10/3-10/11/2005[4]	8,900	8,893
Freddie Mac 3.40% due 10/4/2005	7,750	7,747
BMW U.S. Capital Corp. 3.63% due 10/17/2005[4]	7,200	7,188
Danske Corp., Series A, 3.60%-3.84% due 10/31-12/9/2005	6,000	5,961
Amsterdam Funding Corp. 3.62%-3.78% due 10/13-11/8/2005[4]	4,900	4,885

Total short-term securities (cost: $165,241,000)		165,242

Total investment securities (cost: $1,512,406,000)		1,951,239
Other assets less liabilities		(2,363)

Net assets		$1,948,876

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2005 appear below.

						Market vailue
					Dividend	of affiliates
					income	at 9/30/05
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)

Korea Development	530,400	69,600	—	600,000	$261	$17,266
Jahwa Electronics	1,039,000	—	—	1,039,000	213	7,281
Sierra Leone Diamond	—	5,805,000	—	5,805,000	—	5,629
Ondine Biopharma	1,660,000	—	—	1,660,000	—	2,431
Ondine Biopharma (GDR)	—	490,000	—	490,000	—	648
Ondine Biopharma	400,000	—	—	400,000	—	586
Offshore Hydrocarbon Mapping	—	1,800,000	—	1,800,000	—	1,913
Kirkland Lake Gold[5]	2,081,000	—	2,081,000	—	—	—
Pantaloon Retail[5]	1,057,300	—	25,000	1,032,300	—	—
					$474	$35,754

1 Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 146 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $738,383,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Security did not produce income during the last 12 months.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $70,948,000, which represented 3.64% of the net assets of the fund.
5 Unaffiliated at September 30, 2005.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 512,725
Gross unrealized depreciation on investment securities	(93,791)
Net unrealized appreciation on investment securities	418,934
Cost of investment securities for federal income tax purposes	1,532,305

Growth Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 90.31%	Shares	(000)

INFORMATION TECHNOLOGY — 21.68%
Google Inc., Class A1	2,851,700	$902,449
Microsoft Corp.	19,015,000	489,256
Texas Instruments Inc.	8,526,000	289,031
Corning Inc.[1]	14,150,000	273,520
Yahoo! Inc.[1]	5,726,500	193,785
KLA-Tencor Corp.	3,705,000	180,656
Maxim Integrated Products, Inc.	4,005,000	170,813
Cisco Systems, Inc.[1]	8,433,000	151,204
Xilinx, Inc.	5,415,000	150,808
Taiwan Semiconductor Manufacturing Co. Ltd.	78,660,068	126,492
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,450,000	20,139
Applied Materials, Inc.	8,105,000	137,461
Analog Devices, Inc.	3,675,000	136,490
Linear Technology Corp.	2,895,000	108,823
SOFTBANK CORP.	1,500,000	83,201
First Data Corp.	1,850,000	74,000
Altera Corp.[1]	3,750,000	71,663
Novell, Inc.[1]	9,500,000	70,775
Samsung Electronics Co., Ltd.	125,000	70,443
Oracle Corp.[1]	5,350,000	66,286
Microchip Technology Inc.	2,150,000	64,758
Cadence Design Systems, Inc.[1]	3,085,200	49,857
Advanced Micro Devices, Inc.[1]	1,800,000	45,360
Dell Inc.[1]	1,270,000	43,434
Intuit Inc.[1]	924,200	41,413
Iron Mountain Inc.[1]	1,100,000	40,370
Compuware Corp.[1]	4,050,067	38,476
VeriSign, Inc.[1]	1,700,000	36,329
AU Optronics Corp.	26,016,120	33,751
International Business Machines Corp.	385,000	30,885
Intel Corp.	1,150,000	28,347
Fujitsu Ltd.	4,180,000	27,528
Micron Technology, Inc.[1]	2,050,000	27,265
Flextronics International Ltd.[1]	2,000,000	25,700
Ceridian Corp.[1]	1,180,000	24,485
Paychex, Inc.	617,639	22,902
Solectron Corp.[1]	4,700,000	18,377
Hon Hai Precision Industry Co., Ltd.	3,919,135	18,268
Automatic Data Processing, Inc.	400,000	17,216
Sabre Holdings Corp., Class A	796,959	16,162
Mentor Graphics Corp.[1]	1,850,000	15,910
Murata Manufacturing Co., Ltd.	180,000	10,032
Hirose Electric Co., Ltd.	75,000	8,736
Hewlett-Packard Co.	284,625	8,311
Sanmina-SCI Corp.[1]	1,430,000	6,135
Sun Microsystems, Inc.[1]	1,500,000	5,880
Jabil Circuit, Inc.[1]	60,000	1,855
		4,475,037

CONSUMER DISCRETIONARY — 17.31%
Target Corp.	6,490,000	337,026
Time Warner Inc.	15,607,725	282,656
Carnival Corp.	5,585,000	279,138
Lowe’s Companies, Inc.	4,115,500	265,038
Liberty Global, Inc., Class A1	4,232,500	114,616
Liberty Global, Inc., Class C1	4,232,500	108,987
IAC/InterActiveCorp[1]	8,684,130	220,143
News Corp. Inc.	13,549,000	211,229
Starbucks Corp.[1]	3,460,000	173,346
Expedia, Inc.[1]	8,546,630	169,309
Harrah’s Entertainment, Inc.	2,388,000	155,674
Michaels Stores, Inc.	4,070,000	134,554
Best Buy Co., Inc.	2,990,400	130,172
Liberty Media Corp., Class A1	14,670,000	118,093
Clear Channel Communications, Inc.	3,112,500	102,370
Comcast Corp., Class A1	2,268,615	66,652
Comcast Corp., Class A, special nonvoting stock[1]	1,240,000	35,687
International Game Technology	3,206,000	86,562
Ross Stores, Inc.	2,930,000	69,441
Applebee’s International, Inc.	3,107,000	64,284
Magna International Inc., Class A	725,000	54,273
Gap, Inc.	2,964,600	51,673
Kohl’s Corp.[1]	965,000	48,424
Gentex Corp.	2,700,000	46,980
Apollo Group, Inc., Class A1	695,000	46,141
Harley-Davidson Motor Co.	852,800	41,310
Toyota Motor Corp.	765,000	35,024
YUM! Brands, Inc.	650,000	31,466
CarMax, Inc.[1]	800,000	25,016
Discovery Holding Co.[1]	1,549,000	22,368
Limited Brands, Inc.	1,087,457	22,217
Outback Steakhouse, Inc.	600,000	21,960
		3,571,829

ENERGY — 15.61%
Burlington Resources Inc.	3,720,000	302,510
Schlumberger Ltd.	3,500,000	295,330
Devon Energy Corp.	4,209,072	288,911
Halliburton Co.	3,880,000	265,858
EOG Resources, Inc.	3,265,000	244,548
Transocean Inc.[1]	2,731,400	167,462
Canadian Natural Resources, Ltd.	3,625,700	163,953
Diamond Offshore Drilling, Inc.	2,660,000	162,925
Newfield Exploration Co.[1]	3,317,200	162,875
Noble Corp.	2,225,000	152,323
Murphy Oil Corp.	2,598,800	129,602
BJ Services Co.	3,550,000	127,764
Quicksilver Resources Inc.[1]	1,974,150	94,345
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,200,000	85,788
Petro-Canada	1,900,000	79,633
Baker Hughes Inc.	1,250,000	74,600
Apache Corp.	800,000	60,176
ENSCO International Inc.	1,284,950	59,866
National Oilwell Varco Inc.[1]	907,850	59,737
Norsk Hydro ASA	490,000	54,827
Saipem SpA	2,755,000	46,464
Denbury Resources Inc.[1]	700,000	35,308
Exxon Mobil Corp.	550,000	34,947
Rosetta Resources Inc.[1,2,3]	1,980,000	31,680
BG Group PLC	3,050,000	28,932
Rowan Companies, Inc.[1]	300,000	10,647
		3,221,011

HEALTH CARE — 10.68%
Sanofi-Aventis	3,533,900	292,057
Roche Holding AG	1,925,000	267,456
Express Scripts, Inc.[1]	3,128,000	194,562
AstraZeneca PLC (ADR) (United Kingdom)	2,715,000	127,877
AstraZeneca PLC (Sweden)	1,200,000	55,855
WellPoint, Inc.[1]	1,900,000	144,058
Cardinal Health, Inc.	2,150,000	136,396
Gilead Sciences, Inc.[1]	2,620,000	127,751
Schering-Plough Corp.	6,000,000	126,300
Medtronic, Inc.	2,150,000	115,283
Forest Laboratories, Inc.[1]	2,710,000	105,609
Amgen Inc.[1]	1,300,000	103,571
Sepracor Inc.[1]	1,500,000	88,485
Guidant Corp.	1,050,000	72,335
American Pharmaceutical Partners, Inc.[1]	1,275,000	58,216
Kinetic Concepts, Inc.[1]	1,000,000	56,800
Eli Lilly and Co.	970,000	51,914
Biogen Idec Inc.[1]	835,000	32,966
McKesson Corp.	665,000	31,554
Allergan, Inc.	160,000	14,659
		2,203,704

CONSUMER STAPLES — 6.91%
Altria Group, Inc.	7,380,000	543,980
Seven & I Holdings Co., Ltd.[1]	3,942,000	130,498
PepsiCo, Inc.	1,845,000	104,630
Anheuser-Busch Companies, Inc.	2,325,000	100,068
Walgreen Co.	2,250,000	97,762
Coca-Cola Co.	1,945,000	84,005
Whole Foods Market, Inc.	525,000	70,586
Constellation Brands, Inc., Class A1	2,624,000	68,224
Bunge Ltd.	1,225,000	64,459
Performance Food Group Co.[1]	1,650,000	52,074
Avon Products, Inc.	1,526,000	41,202
Wm. Wrigley Jr. Co.	450,000	32,346
Procter & Gamble Co.	380,000	22,595
General Mills, Inc.	265,000	12,773
		1,425,202

FINANCIALS — 5.62%
American International Group, Inc.	2,725,000	$ 168,841
Fannie Mae	3,585,000	160,680
Banco Bradesco SA, preferred nominative (ADR)	2,660,000	130,127
Freddie Mac	2,297,700	129,728
Mitsui Trust Holdings, Inc.	9,300,000	128,716
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,640,000	86,264
Citigroup Inc.	1,875,000	85,350
XL Capital Ltd., Class A	955,000	64,968
Chubb Corp.	700,000	62,685
Golden West Financial Corp.	570,000	33,852
Bank of New York Co., Inc.	900,000	26,469
American Express Co.	420,000	24,125
Wells Fargo & Co.	400,000	23,428
UFJ Holdings, Inc.[1,2]	2,350	19,114
Arthur J. Gallagher & Co.	270,000	7,779
Marsh & McLennan Companies, Inc.	253,600	7,707
		1,159,833

INDUSTRIALS — 4.85%
Tyco International Ltd.	6,761,500	188,308
General Electric Co.	4,430,000	149,158
Southwest Airlines Co.	7,670,300	113,904
Monster Worldwide Inc.[1]	3,100,000	95,201
Illinois Tool Works Inc.	1,084,400	89,278
Boeing Co.	1,165,000	79,162
United Parcel Service, Inc., Class B	1,061,100	73,354
Northrop Grumman Corp.	800,000	43,480
MSC Industrial Direct Co., Inc., Class A	1,000,000	33,170
3M Co.	395,000	28,977
Allied Waste Industries, Inc.[1]	3,423,400	28,928
Robert Half International Inc.	800,000	28,472
JetBlue Airways Corp.[1]	1,250,000	22,000
General Dynamics Corp.	150,000	17,932
Raytheon Co.	246,000	9,353
		1,000,677

TELECOMMUNICATION SERVICES — 3.39%
Vodafone Group PLC (ADR)	4,685,000	121,669
Vodafone Group PLC	46,502,000	120,939
Qwest Communications International Inc.[1]	34,050,000	139,605
Telefónica, SA (ADR)	1,560,000	76,939
Sprint Nextel Corp.	2,819,602	67,050
Telephone and Data Systems, Inc.	810,000	31,590
Telephone and Data Systems, Inc., Special Common Shares	810,000	30,415
Bharti Tele-Ventures Ltd.[1]	7,499,800	59,570
France Télécom, SA	1,465,000	42,055
United States Cellular Corp.[1]	204,900	10,946
		700,778

MATERIALS — 1.04%
Freeport-McMoRan Copper & Gold Inc., Class B	1,404,500	68,245
Rio Tinto PLC	1,400,000	57,219
Newcrest Mining Ltd.	2,740,000	43,844
Barrick Gold Corp.	870,000	25,274
Valspar Corp.	932,200	20,844
		215,426

UTILITIES — 0.17%
Questar Corp.	400,000	$ 35,248

MISCELLANEOUS — 3.05%
Other common stocks in initial period of acquisition		629,939

Total common stocks (cost: $13,995,359,000)		18,638,684

	Principal amount
Bonds & notes — 0.33%	(000)

CONSUMER DISCRETIONARY — 0.22%
General Motors Corp. 8.375% 2033	$ 31,973	25,099
General Motors Acceptance Corp. 8.00% 2031	16,190	14,172
General Motors Corp. 8.25% 2023	7,180	5,618
		44,889

TELECOMMUNICATION SERVICES — 0.11%
U S WEST Capital Funding, Inc. 6.875% 2028	12,500	10,344
U S WEST Capital Funding, Inc. 6.50% 2018	8,750	7,306
Qwest Capital Funding, Inc. 7.75% 2031	5,200	4,511
Qwest Capital Funding, Inc. 7.625% 2021	1,000	880
		23,041

Total bonds & notes (cost: $63,787,000)		67,930

Short-term securities — 9.26%

Freddie Mac 3.405%-3.58% due 10/4-10/31/2005	167,233	166,937
CAFCO, LLC 3.53%-3.70% due 10/12-11/9/2005[3]	85,000	84,799
CIESCO LLC 3.54% 10/17/05[3]	50,000	49,915
Procter & Gamble Co. 3.49%-3.73% due 10/19-12/14/2005[3]	130,000	129,595
Wells Fargo & Co. 3.69%-3.77% due 10/26-11/17/2005	125,000	125,000
J.P. Morgan Chase & Co. 3.74% due 11/4/2005	50,000	49,818
Preferred Receivables Funding Corp. 3.54%-3.66% due 10/4-10/25/2005[3]	46,300	46,228
Park Avenue Receivables Co., LLC 3.83% due 11/21/2005[3]	20,000	19,889
Bank of America Corp. 3.65%-3.84% due 10/28-12/2/2005	100,000	99,503
Federal Home Loan Bank 3.52%-3.745% due 10/19-11/30/2005	89,100	88,649
Gannett Co. 3.57%-3.74% due 10/11-11/17/2005[3]	79,700	79,449
Wal-Mart Stores Inc. 3.62%-3.78% due 11/8-11/29/2005[3]	74,800	74,454
Edison Asset Securitization LLC 3.50% due 10/14/2005[3]	45,800	45,739
General Electric Capital Services, Inc. 3.48% due 10/14/2005	23,500	23,469
PepsiCo Inc. 3.63%-3.70% due 10/5-10/25/2005[3]	67,800	67,663
Pfizer Inc 3.60%-3.71% due 11/7-11/15/2005[3]	65,000	64,715
DuPont (E.I.) de Nemours & Co. 3.53%-3.55% due 10/17-10/26/2005	64,200	64,079
U.S. Treasury Bills 3.13%-3.265% due 10/6-10/13/2005	62,300	62,249
International Lease Finance Corp. 3.61%-3.69% due 10/18-11/15/2005	58,800	58,593
Coca-Cola Co. 3.56%-3.60% due 10/21-11/10/2005	50,800	50,638
Clipper Receivables Co., LLC 3.70% due 11/18/2005[3]	50,000	49,754
HSBC Finance Corp. 3.62%-3.73% due 11/2-11/16/2005	42,900	42,715
Hershey Co. 3.58%-3.74% due 10/20-11/15/2005[3]	38,100	37,973
Caterpillar Financial Services Corp. 3.60%-3.73% due 10/31-11/1/2005	35,000	34,888
Abbott Laboratories Inc. 3.51%-3.72% due 10/4-10/28/2005[3]	31,000	30,935
BellSouth Corp. 3.53% due 10/3/2005[3]	30,000	29,991
3M Co. 3.52% due 10/17-10/20/2005	27,500	27,450
Triple-A One Funding Corp. 3.62%-3.68% due 10/20-11/22/2005[3]	27,366	27,242
Kimberly-Clark Worldwide Inc. 3.63% due 10/24/2005[3]	26,000	25,937
IBM Capital Inc. 3.70% due 10/25/2005[3]	25,000	24,936
SBC Communications Inc. 3.62% due 10/27/2005[3]	25,000	24,935
United Parcel Service Inc. 3.53% due 10/28/2005	25,000	24,931
Variable Funding Capital Corp. 3.83% due 11/16/2005[3]	22,700	22,587
Anheuser-Busch Companies, Inc. 3.66% due 12/1/2005[3]	20,000	19,873
FCAR Owner Trust I 3.65% due 10/17/2005	17,300	17,270
Tennessee Valley Authority 3.68% due 11/10/2005	17,200	17,128

Total short-term securities (cost: $1,909,871,000)		1,909,926

Total investment securities (cost: $15,969,017,000)		20,616,540
Other assets less liabilities		21,024

Net assets		$20,637,564

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the Board of Trustees.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $988,289,000, which represented 4.79% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,011,803
Gross unrealized depreciation on investment securities	(369,581)
Net unrealized appreciation on investment securities	4,642,222
Cost of investment securities for federal income tax purposes	15,974,318

International Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 87.82%	Shares	(000)

FINANCIALS — 21.80%
UFJ Holdings, Inc.[1,2]	14,730	$ 119,935
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	94,785
Société Générale[2]	743,000	84,663
Hypo Real Estate Holding AG2	1,390,000	70,240
Macquarie Bank Ltd.[2]	1,143,898	65,780
ICICI Bank Ltd.[2]	4,400,000	60,518
Kookmin Bank[2]	817,330	48,103
Allianz AG2	351,200	47,581
ING Groep NV2	1,549,310	46,200
Housing Development Finance Corp. Ltd.[2,3]	1,866,000	44,202
ABN AMRO Holding NV2	1,572,234	37,664
Banco Bilbao Vizcaya Argentaria, SA2	2,072,500	36,316
Shinhan Financial Group Co., Ltd.[2]	1,032,600	36,001
Royal Bank of Scotland Group PLC[2]	1,156,278	32,871
Banco Santander Central Hispano, SA2	2,475,731	32,594
Crédit Agricole SA2	1,100,000	32,290
Swire Pacific Ltd., Class A2	3,470,000	32,009
UniCredito Italiano SpA[2]	5,600,000	31,594
Malayan Banking Bhd.[2]	9,500,000	29,264
St. George Bank Ltd.[2]	1,364,000	29,004
PartnerRe Holdings Ltd.	416,300	26,664
Siam Commercial Bank PCL[2]	20,816,200	26,199
UBS AG2	285,000	24,206
HSBC Holdings PLC (United Kingdom)[2]	767,460	12,431
HSBC Holdings PLC (Hong Kong)[2]	650,000	10,561
Bank of Nova Scotia	500,000	18,695
Mitsui Trust Holdings, Inc.[2]	1,281,000	17,704
Mizuho Financial Group, Inc.[2]	2,770	17,630
Sun Hung Kai Properties Ltd.[2]	1,670,000	17,332
Westpac Banking Corp.[2]	962,514	15,517
AXA[2]	550,000	15,107
Mitsui Sumitomo Insurance Co., Ltd.[2]	1,280,000	14,783
DnB NOR ASA[2]	1,050,000	10,861
		1,239,304

TELECOMMUNICATION SERVICES — 9.79%
Telekom Austria AG2	6,094,899	121,250
Koninklijke KPN N.V.[2]	8,685,600	78,014
Vodafone Group PLC[2]	17,890,000	46,567
Telefónica, SA2	2,487,984	40,833
América Móvil SA de CV, Series L (ADR)	1,440,000	37,901
China Unicom Ltd.[2]	42,678,200	35,592
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	59,925,000	31,397
Tele Norte Leste Participações SA, preferred nominative	1,798,414	29,736
Deutsche Telekom AG2	1,480,000	26,989
France Télécom, SA2	845,000	24,327
Chunghwa Telecom Co., Ltd. (ADR)	1,000,000	18,510
Belgacom SA2	510,000	17,311
KDDI Corp.[2]	2,130	12,009
Bharti Tele-Ventures Ltd.[1,2]	1,460,700	11,607
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	307,200	10,549
Teléfonos de México, SA de CV, Class L (ADR)	460,000	9,784
Singapore Telecommunications Ltd.[2]	1,439,290	2,083
Telenor ASA[2]	213,800	1,908
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		556,367

ENERGY — 9.61%
Royal Dutch Shell PLC, Class B2	1,193,868	41,151
Royal Dutch Shell PLC, Class B (ADR)	275,839	18,997
Royal Dutch Shell PLC, Class A2	522,000	17,210
Canadian Natural Resources, Ltd.	1,600,000	72,351
Reliance Industries Ltd.[2]	3,628,695	65,609
Husky Energy Inc.	1,035,000	57,562
Oil & Natural Gas Corp. Ltd.[2]	2,213,000	53,469
Norsk Hydro ASA[2]	410,000	45,703
Petro-Canada	1,080,000	45,265
Nexen Inc.	858,820	41,018
ENI SpA[2]	960,000	28,485
SK Corp.[2]	340,000	19,732
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	18,230
Repsol YPF, SA2	545,080	17,664
Novatek (GDR)[1,2,3]	109,100	2,614
Novatek (GDR)[1,2]	50,000	1,198
		546,258

INFORMATION TECHNOLOGY — 9.09%
SOFTBANK CORP.[2]	1,561,500	86,732
Samsung Electronics Co., Ltd.[2]	105,244	59,436
Rohm Co., Ltd.[2]	592,100	51,407
Tokyo Electron Ltd.[2]	834,800	44,423
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	21,894,042	35,297
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	896,899	7,373
Murata Manufacturing Co., Ltd.[2]	605,000	33,768
Hoya Corp., when-issued 11/2005[1,2]	685,200	22,767
Hoya Corp.[2]	228,400	7,589
Mediatek Incorporation[2]	3,188,000	30,185
Nippon Electric Glass Co., Ltd.[2]	1,580,000	28,519
Hirose Electric Co., Ltd.[2]	238,300	27,801
OMRON Corp.[2]	841,000	20,466
Fujitsu Ltd.[2]	3,000,000	19,786
Hon Hai Precision Industry Co., Ltd.[2]	3,300,324	15,424
Telefonaktiebolaget LM Ericsson, Class B (ADR)	364,000	13,410
Chi Mei Optoelectronics Corp.[2]	10,952,212	12,150
		516,533

CONSUMER DISCRETIONARY — 9.07%
Grupo Televisa, SA, ordinary participation certificates (ADR)	867,000	$ 62,173
Accor SA2	920,904	46,507
Swatch Group Ltd[2]	210,386	28,985
Swatch Group Ltd[2]	497,444	14,081
Sony Corp.[2]	1,300,000	42,731
Kingfisher PLC[2]	10,653,645	40,660
Honda Motor Co., Ltd.[2]	604,500	34,204
Yamada Denki Co., Ltd.[2]	425,000	32,322
News Corp. Inc. Class B	974,283	16,076
News Corp. Inc. Class A	687,292	10,715
Greek Organization of Football Prognostics SA2	646,160	20,089
Reed Elsevier PLC[2]	2,029,900	18,759
Marui Co., Ltd.[2]	1,090,000	18,428
Dixons Group PLC[2]	6,342,341	16,853
LG Electronics Inc.[2]	220,000	14,803
Mediaset SpA[2]	1,250,000	14,790
Industria de Diseno Textil, SA2	492,777	14,479
Suzuki Motor Corp.[2]	700,000	12,966
Cie. Financière Richemont AG, units, Class A2	325,000	12,901
Toyota Motor Corp.[2]	230,000	10,540
Kesa Electricals PLC[2]	2,070,000	9,328
Pearson PLC[2]	750,000	8,714
Publishing & Broadcasting Ltd.[2]	375,000	4,719
Reed Elsevier NV2	335,100	4,626
SET Satellite (Singapore) Pte. Ltd.[1,2,3]	800,276	3,247
SET India Ltd.[1,2,3]	32,200	1,640
		515,336

HEALTH CARE — 6.41%
Roche Holding AG2	569,500	79,177
Novo Nordisk A/S, Class B2	1,439,000	71,194
Sanofi-Aventis[2]	728,500	60,264
UCB NV2	858,924	45,418
AstraZeneca PLC (Sweden)[2]	510,500	23,802
AstraZeneca PLC (United Kingdom)[2]	322,500	15,044
Fresenius Medical Care AG, preferred[2]	314,000	24,757
Shionogi & Co., Ltd.[2]	1,200,000	16,311
Ranbaxy Laboratories Ltd.[2]	1,176,000	13,170
H. Lundbeck A/S2	280,124	7,120
Coloplast A/S, Class B2	82,000	4,995
Elan Corp., PLC (ADR)[1]	370,000	3,278
		364,530

MATERIALS — 5.94%
Bayer AG2	2,013,000	73,772
Nitto Denko Corp.[2]	949,900	53,500
Potash Corp. of Saskatchewan Inc.	370,000	34,528
Siam Cement PCL[2]	4,020,000	24,913
Cemex, SA de CV, ordinary participation certificates, units (ADR)	468,581	24,507
BHP Billiton PLC[2]	1,500,000	24,262
Cía. Vale do Rio Doce, ordinary nominative (ADR)	500,000	21,930
Placer Dome Inc.	1,160,300	19,878
Holcim Ltd.[2]	285,714	18,975
Rio Tinto PLC[2]	337,500	13,792
L’Air Liquide[2]	72,000	13,267
BASF AG2	125,000	9,405
Gold Fields Ltd.[2]	317,100	4,730
		337,459

CONSUMER STAPLES — 4.29%
Nestlé SA2	147,820	$ 43,322
Koninklijke Ahold NV1,2	5,205,000	39,392
METRO AG2	574,000	28,293
Groupe Danone[2]	242,400	26,169
Shinsegae Co., Ltd.[2]	70,000	26,023
Woolworths Ltd.[2]	1,245,733	15,820
Wal-Mart de México, SA de CV, Series V	3,090,120	15,713
Orkla AS2	400,799	15,219
Unilever NV2	130,000	9,251
Heineken NV2	281,250	9,032
Uni-Charm Corp.[2]	195,000	8,420
Coca-Cola HBC SA2	250,000	7,254
		243,908

INDUSTRIALS — 4.05%
Siemens AG2	575,000	44,377
Bharat Heavy Electricals Ltd.	1,403,400	39,116
Mitsubishi Corp.[2]	1,820,000	35,929
ALSTOM SA1,2	615,000	29,223
Capita Group PLC[2]	3,750,000	24,908
Asahi Glass Co., Ltd.[2]	2,120,000	22,272
Qantas Airways Ltd.[2]	8,341,761	21,456
FANUC LTD[2]	162,000	13,148
		230,429

UTILITIES — 2.90%
Veolia Environnement[2]	1,380,900	58,320
Scottish Power PLC[2]	2,190,000	22,084
E.ON AG2	215,000	19,759
Tenaga Nasional Bhd.[2]	6,400,000	18,344
National Grid Transco PLC[2]	1,842,857	17,284
Gas Natural SDG, SA2	500,000	14,563
Hong Kong and China Gas Co. Ltd.[2]	7,000,000	14,451
		164,805

MISCELLANEOUS — 4.87%
Other common stocks in initial period of acquisition		276,817

Total common stocks (cost: $3,651,599,000)		4,991,746

	Principal amount
Short-term securities — 11.85%	(000)

National Australia Funding (Deleware) Inc. 3.75% due 11/2/2005[3]	$50,000	49,828
HSBC USA Inc 3.64%-3.855% due 11/1-12/7/2005	47,000	46,753
Rabobank USA Financial Corp. 3.84% due 12/6/2005	46,000	45,684
ANZ National (International) Ltd. 3.615% due 10/17/2005[3]	41,000	40,930
Dexia Delaware LLC 3.66% due 10/28/2005	39,700	39,587
Total Capital SA 3.71% due 10/19/2005[3]	37,200	37,127
Stadshypotek Delaware Inc. 3.77% due 11/10/2005[3]	35,000	34,850
American Honda Finance Corp. 3.66% due 10/18/2005	30,600	30,544
Danske Corp., Series A 3.67%-3.78% due 11/4-11/14/2005	30,200	30,071
Depfa Bank PLC 3.68% due 11/9/2005[3]	29,600	29,484
BMW U.S. Capital Corp. 3.55% due 10/17-10/20/2005[3]	29,400	29,349
UBS Finance (Delaware) LLC 3.86% due 10/3/2005	28,500	28,491
Amsterdam Funding Corp. 3.59% due 10/19/2005[3]	22,700	22,658
Old Line Funding, LLC 3.80% due 11/7/2005[3]	22,417	22,327
IXIS Commercial Paper Corp. 3.60% due 10/14/2005[3]	22,000	21,969
Lloyds Bank PLC 3.755% due 11/1/2005	18,800	18,737
BNP Paribas Finance Inc. 3.785% due 11/21/2005	18,700	18,598
Toyota Motor Credit Corp. 3.70% due 10/24/2005	17,000	16,958
KfW International Finance Inc. 3.75% due 11/22/2005[3]	16,200	16,111
Coca-Cola Co. 3.56% due 10/17/2005	16,000	15,973
HBOS Treasury Services PLC 3.55% due 10/13/2005	15,000	14,982
Calyon North America Inc. 3.69% due 11/14/2005	14,700	14,633
Royal Bank of Scotland PLC 3.61% due 11/1/2005	14,500	14,453
Freddie Mac 3.54% due 10/31/2005	13,200	13,159
Federal Home Loan Bank 3.74% due 11/30/2005	11,100	11,033
ING (U.S.) Funding LLC 3.77% due 11/21/2005	8,700	8,653
Abbott Laboratories Inc. 3.51% due 10/4/2005[3]	600	600

Total short-term securities (cost: $673,510,000)		673,542

Total investment securities (cost: $4,325,109,000)		5,665,288
Other assets less liabilities		18,819

Net assets		$5,684,107

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 155 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $4,162,681,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $356,936,000, which represented 6.28% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,393,052
Gross unrealized depreciation on investment securities	(80,624)
Net unrealized appreciation on investment securities	1,312,428
Cost of investment securities for federal income tax purposes	4,352,860

New World Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 79.56%	Shares	(000)

FINANCIALS — 11.35%
Housing Development Finance Corp. Ltd.[1]	435,100	$10,306
Banco Itaú Holding Financeira SA, preferred nominative	32,800	7,860
Unibanco-União de Bancos Brasileiros SA, units (GDR)	106,000	5,576
National Savings and Commercial Bank Ltd.[1]	140,000	5,508
HSBC Holdings PLC[1]	325,000	5,281
Bank Polska Kasa Opieki SA1	88,000	4,867
PT Bank Rakyat Indonesia[1]	17,908,150	4,706
ICICI Bank Ltd.[1]	282,174	3,881
ICICI Bank Ltd. (ADR)	8,000	226
Grupo Financiero Banorte, SA de CV	450,000	4,018
Banco Latinoamericano de Exportaciones, SA	235,000	3,990
KASIKORNBANK PCL, nonvoting depositary receipt[1]	2,120,000	3,242
Erste Bank der oesterreichischen Sparkassen AG1	55,600	2,974
Itaúsa — Investimentos Itaú SA, preferred nominative	988,790	2,857
American International Group, Inc.	33,000	2,045
Citigroup Inc.	42,000	1,912
Bank Zachodni WBK SA1	49,000	1,864
Bank of the Philippine Islands[1]	1,844,616	1,713
Bank Muscat (SAOG) (GDR)[2,3]	54,100	1,426
Kookmin Bank[1]	23,000	1,354
HDFC Bank Ltd.[1]	36,500	570
		76,176

CONSUMER STAPLES — 11.31%
Pyaterochka Holding NV (GDR)[1,2,3]	582,200	11,858
Cía. de Bebidas das Américas — AmBev, preferred nominative (ADR)	180,000	6,692
Cía. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,320
Nestlé SA1	23,500	6,887
Tesco PLC[1]	1,035,000	5,652
Nestlé India Ltd.	246,689	4,805
Oriflame Cosmetics SA (SDR)[1]	151,500	4,410
PepsiCo, Inc.	71,000	4,026
Avon Products, Inc.	126,800	3,424
Wal-Mart de México, SA de CV, Series V (ADR)	44,000	2,240
Wal-Mart de México, SA de CV, Series V	200,000	1,017
Migros Türk TAS[1]	370,147	3,145
Coca-Cola Co.	71,000	3,066
Anheuser-Busch Companies, Inc.	65,000	2,798
Fomento Económico Mexicano, SA de CV (ADR)	35,000	2,447
Unilever PLC[1]	215,000	2,249
Unilever NV1	31,500	2,242
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	480,000	1,810
Coca-Cola HBC SA1	60,000	1,741
Groupe Danone[1]	14,982	1,617
Hindustan Lever Ltd.[1]	360,000	1,486
Heineken NV1	31,250	1,004
		75,936

CONSUMER DISCRETIONARY — 8.37%
Maruti Udyog Ltd.[1]	823,000	10,494
Toyota Motor Corp.[1]	211,100	9,674
Honda Motor Co., Ltd.[1]	119,000	6,733
Grupo Televisa, SA, ordinary participation certificates (ADR)	64,900	4,654
Yue Yuen Industrial (Holdings) Ltd.[1]	1,495,000	4,108
Kuoni Reisen Holding AG, Class B3	10,000	4,011
Laureate Education, Inc.[3]	75,000	3,673
Makita Corp.[1]	160,000	3,244
Central European Media Enterprises Ltd., Class A3	49,500	2,614
Suzuki Motor Corp.[1]	122,000	2,260
Li & Fung Ltd.[1]	806,000	1,871
Astro All Asia Networks PLC[1]	928,100	1,405
LG Electronics Inc.[1]	14,700	989
Koninklijke Philips Electronics NV1	16,000	426
		56,156

TELECOMMUNICATION SERVICES — 7.62%
Telefónica, SA1	426,170	6,994
América Móvil SA de CV, Series L (ADR)	210,000	5,527
Partner Communications Co. Ltd.[1]	571,500	4,890
Partner Communications Co. Ltd. (ADR)	10,000	86
Telekom Austria AG1	240,000	4,774
Maxis Communications Bhd.[1]	1,734,000	4,350
China Unicom Ltd.[1]	5,038,000	4,201
Pakistan Telecommunication Corp.	3,900,000	4,022
Tele Norte Leste Participações SA, preferred nominative	185,297	3,064
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	2,850
Magyar Távközlési Rt. (ADR)	110,000	2,830
Portugal Telecom, SGPS, SA1	263,000	2,403
China Mobile (Hong Kong) Ltd.[1]	330,000	1,622
KT Corp. (ADR)	50,000	1,125
Teléfonos de México, SA de CV, Class L (ADR)	50,000	1,063
GLOBE TELECOM, Inc.[1]	76,534	1,019
Advanced Info Service PCL[1]	122,000	322
		51,142

MATERIALS — 7.34%
Cía. Vale do Rio Doce, preferred nominative, Class A	179,500	7,018
Cía. Vale do Rio Doce, ordinary nominative (ADR)	36,900	1,618
Votorantim Celulose e Papel SA, preferred nominative (ADR)	475,000	6,365
Phelps Dodge Corp.	45,000	5,847
Cemex, SA de CV, ordinary participation certificates, units (ADR)	99,990	5,229
Associated Cement Companies Ltd.[1]	470,000	5,217
Siam Cement PCL[1]	433,000	2,683
Ivanhoe Mines Ltd.[3]	303,100	2,558
BHP Billiton PLC[1]	142,664	2,308
AngloGold Ashanti Ltd.[1]	49,500	2,131
Holcim Ltd.[1]	31,500	2,092
Asian Paints Ltd.	160,000	1,839
Aracruz Celulose SA, Class B, preferred nominative (ADR)	43,300	1,757
Harmony Gold Mining Co. Ltd.[1,3]	140,000	1,573
Siam City Cement PCL[1]	80,000	554
Formosa Plastics Corp.[1]	340,843	500
		49,289

ENERGY — 7.02%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	90,000	6,434
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	3,379
MOL Magyar Olaj- és Gázipari Rt., Class A1	70,841	7,852
Oil & Natural Gas Corp. Ltd.[1]	222,800	5,383
FMC Technologies, Inc.[3]	116,600	4,910
China Shenhua Energy Co. Ltd.[1,3]	2,950,000	3,465
Nexen Inc.	63,369	3,027
PetroChina Co. Ltd., Class H1	3,200,000	2,668
Harvest Natural Resources, Inc.[3]	242,000	2,597
Noble Energy, Inc.	46,000	2,157
Royal Dutch Shell PLC, Class B (ADR)	29,949	2,063
Reliance Industries Ltd.[1]	110,000	1,989
China Oilfield Services Ltd., Class H1	2,911,300	1,198
		47,122

INDUSTRIALS — 6.72%
Bharat Heavy Electricals Ltd.	300,000	8,362
Daelim Industrial Co., Ltd.[1]	102,000	7,207
Wienerberger AG1	172,500	6,801
ALL — América Latina Logística, units	125,000	4,979
Jet Airways (India) Ltd.[1]	195,010	4,961
Thai Airways International PCL[1]	3,207,900	2,919
Thai Airways International PCL, nonvoting depositary receipt[1]	538,100	490
AGCO Corp.[3]	185,000	3,367
Asahi Glass Co., Ltd.[1]	272,000	2,858
Hyundai Development Co.[1]	70,000	2,222
3M Co.	13,200	968
		45,134f

INFORMATION TECHNOLOGY — 6.28%
Mediatek Incorporation[1]	858,276	8,127
NHN Corp.[1,3]	45,000	7,667
Samsung Electronics Co., Ltd.[1]	11,200	6,325
Hon Hai Precision Industry Co., Ltd.[1]	1,125,328	5,259
Kingboard Chemical Holdings Ltd.[1]	1,690,000	4,214
Hoya Corp., when-issued 11/2005[1,3]	85,800	2,851
NetEase.com, Inc. (ADR)[3]	30,000	2,700
Venture Corp. Ltd.[1]	221,000	1,896
QUALCOMM Inc.[3]	42,000	1,880
SINA Corp.[3]	30,000	825
Sohu.com Inc.[3]	24,000	411
		42,155

UTILITIES — 5.17%
CPFL Energia SA (ADR)	173,000	5,510
National Thermal Power Corp. Ltd.[1]	2,210,000	5,329
Gas Natural SDG, SA1	160,600	4,678
GAIL (India) Ltd.[1]	617,000	3,704
Cheung Kong Infrastructure Holdings Ltd.[1]	1,066,000	3,565
Perusahaan Gas Negara (Persero) Tbk.[1]	8,297,000	3,376
AES Corp.[3]	200,000	3,286
Reliance Energy Ltd.	241,500	3,193
Veolia Environnement[1]	49,000	2,069
		34,710

HEALTH CARE — 3.68%
Novo Nordisk A/S, Class B1	140,160	6,934
Ranbaxy Laboratories Ltd.[1]	380,858	4,265
KRKA, d.d., Novo mesto[1]	9,500	4,104
Gedeon Richter Ltd.[1]	20,400	3,682
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,339
Dr. Reddy’s Laboratories Ltd.[1]	120,000	2,330
AstraZeneca PLC[1]	12,700	592
Apollo Hospitals Enterprise Ltd. (GDR)[2]	43,100	446
		24,692

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		31,515

Total common stocks (cost: $374,856,000)		534,027

Rights & warrants — 0.01%

INFORMATION TECHNOLOGY — 0.01%
Kingboard Chemical Holdings Ltd., warrants, expire 2006[3]	169,000	61

Total rights & warrants (cost: $0)		61

	Principal amount
Bonds & notes — 11.53%	(000)

GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 10.67%
United Mexican States Government Global 9.875% 2010	$4,125	4,917
United Mexican States Government Global 11.375% 2016	1,408	2,080
United Mexican States Government Global 4.27% 2009[4]	1,250	1,273
United Mexican States Government Global 8.625% 2008	1,154	1,258
United Mexican States Government Global 6.375% 2013	1,000	1,066
United Mexican States Government, Series M20, 8.00% 2023	MXP11,599	999
United Mexican States Government Global 10.375% 2009	$750	878
United Mexican States Government, Series MI10, 8.00% 2013	MXP9,402	846
United Mexican States Government, Series MI10, 9.50% 2014	MXP2,000	197
Russian Federation 8.25% 2010	$7,200	7,816
Russian Federation 5.00% 2030[2,5]	3,406	3,917
Russian Federation 5.00% 2030[5]	750	862
Russian Federation 8.25% 2010[2]	566	614
Brazil (Federal Republic of) Global 11.00% 2040	2,375	2,915
Brazilian Treasury Bill 0% 2006	R$7	2,892
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,478
Brazil (Federal Republic of) Global 10.125% 2027	1,175	1,411
Brazil (Federal Republic of) Global 8.00% 2018	1,134	1,204
Brazil (Federal Republic of) Global 14.50% 2009	550	717
Brazil (Federal Republic of) Global 8.875% 2019	500	544
Brazil (Federal Republic of) Global 4.313% 2009[4]	374	372
Brazilian Treasury Bill 0% 2007	R$1	257
Argentina (Republic of) 6.501% 2033[6,7]	ARS11,871	5,084
Argentina (Republic of) 0.72% 2038[6]	ARS11,108	1,688
Argentina (Republic of) 3.504% 2012[4]	$1,375	1,094
Argentina (Republic of) 2.00% 2014[6]	ARS1,000	358
Panama (Republic of) Global 8.25% 2008	$4,000	4,335
Panama (Republic of) Global 9.375% 2023	948	1,202
Panama (Republic of) Global 9.375% 2029	905	1,154
Panama (Republic of) Global 10.75% 2020	275	384
Panama (Republic of) Global 7.25% 2015	250	274
Panama (Republic of) Global 9.375% 2012	65	79
Panama (Republic of) Global 9.625% 2011	65	78
Peru (Republic of) 9.125% 2012	2,500	3,012
Peru (Republic of) 8.375% 2016	1,725	2,027
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[4]	882	868
Colombia (Republic of) Global 10.00% 2012	1,850	2,239
Colombia (Republic of) Global 10.75% 2013	1,060	1,337
Columbia (Republic of) 8.125% 2024	500	539
Columbia (Republic of) Global 8.25% 2014	400	450
Turkey (Republic of) 11.875% 2030	1,225	1,804
Turkey (Republic of) 20.00% 2007	TRY900	728
Turkey (Republic of) 15.00% 2010	TRY680	533
Philippines (Republic of) 8.375% 2009	$1,665	1,771
Philippines (Republic of) Global 10.625% 2025	600	704
Venezuela (Republic of) 9.25% 2027	200	237
		71,492

INFORMATION TECHNOLOGY — 0.58%
Amkor Technology, Inc. 7.125% 2011	3,005	2,607
Amkor Technology, Inc. 10.50% 2009	1,495	1,278
		3,885

UTILITIES — 0.16%
Enersis SA 7.375% 2014	650	688
AES Gener SA 7.50% 2014	400	408
		1,096

INDUSTRIALS — 0.06%
TFM, SA de CV 9.375% 2012[2]	400	434

ENERGY — 0.06%
Pemex Project Funding Master Trust 8.00% 2011	200	228
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,8]	200	192
		420

Total bonds & notes (cost: $68,543,000)		77,327

		unaudited

	Principal amount	Market value
Short-term securities — 8.64%	(000)	(000)

Federal Home Loan Bank 3.63% due 11/16/2005	$12,700	$ 12,635
UBS Finance (Delaware) LLC 3.86% due 10/3/2005	9,400	9,397
Royal Bank of Scotland Group PLC 3.77% due 11/3/2005	7,300	7,274
Rabobank USA Financial Corp. 3.84% due 12/6/2005	6,000	5,959
Danske Corp., Series A, 3.60% due 10/31/2005	5,600	5,583
Nestlé Capital Corp. 3.59% due 10/27/2005[2]	4,800	4,787
DaimlerChrysler Revolving Auto Conduit LLC II 3.65% due 10/19/2005	4,600	4,591
American Honda Finance Corp. 3.56% due 10/5/2005	3,900	3,898
Depfa Bank PLC 3.60% due 10/11/2005[2]	3,900	3,896

Total short-term securities (cost: $58,022,000)		58,020

Total investment securities (cost: $501,421,000)		669,435
Other assets less liabilities		1,774

Net assets		$671,209

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2005, 93 of the fund’s securities, including those in “Miscellaneous” (with aggregate value of $332,154,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $27,570,000 which represented 4.11% of the net assets of the fund.
3 Security did not produce income during the last 12 months.
4 Coupon rate may change periodically.
5 Step bond; coupon rate will increase at a later date.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$171,053
Gross unrealized depreciation on investment securities	(8,143)
Net unrealized appreciation on investment securities	162,910
Cost of investment securities for federal income tax purposes	506,525

Blue Chip Income and Growth Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 92.81%	Shares	(000)

FINANCIALS — 19.22%
Fannie Mae	2,140,000	$ 95,915
American International Group, Inc.	1,385,000	85,815
J.P. Morgan Chase & Co.	2,050,000	69,557
Capital One Financial Corp.	700,000	55,664
MBNA Corp.	1,750,000	43,120
Citigroup Inc.	650,000	29,588
Freddie Mac	475,000	26,818
Bank of America Corp.	600,000	25,260
SLM Corp.	420,000	22,529
AFLAC Inc.	435,000	19,705
State Street Corp.	400,000	19,568
HSBC Holdings PLC (ADR) (United Kingdom)	225,000	18,277
Washington Mutual, Inc.	450,000	17,649
Equity Office Properties Trust	400,000	13,084
Bank of New York Co., Inc.	440,000	12,940
Jefferson-Pilot Corp.	250,000	12,792
		568,281

CONSUMER DISCRETIONARY — 12.99%
Lowe’s Companies, Inc.	1,170,000	75,348
General Motors Corp.	2,350,000	71,933
Target Corp.	1,320,000	68,547
Mattel, Inc.	2,200,000	36,696
Toyota Motor Corp. (ADR)	380,000	35,101
Best Buy Co., Inc.	720,000	31,342
Harley-Davidson Motor Co.	400,000	19,376
TJX Companies, Inc.	750,000	15,360
Carnival Corp., units	275,000	13,744
Limited Brands, Inc.	525,000	10,726
Clear Channel Communications, Inc.	175,000	5,756
		383,929

HEALTH CARE — 12.68%
Cardinal Health, Inc.	1,550,000	98,332
Aetna Inc.	750,000	64,605
HCA Inc.	800,000	38,336
AstraZeneca PLC (ADR) (United Kingdom)	740,000	34,854
Eli Lilly and Co.	600,000	32,112
Bristol-Myers Squibb Co.	1,300,000	31,278
Medtronic, Inc.	400,000	21,448
Johnson & Johnson	250,000	15,820
Schering-Plough Corp.	750,000	15,787
Amgen Inc.[1]	100,000	7,967
Pfizer Inc	300,000	7,491
Applera Corp. — Applied Biosystems Group	300,000	6,972
		375,002

INFORMATION TECHNOLOGY — 12.51%
Hewlett-Packard Co.	4,350,000	127,020
Texas Instruments Inc.	1,600,000	54,240
International Business Machines Corp.	650,000	52,143
Microsoft Corp.	1,350,000	34,736
Cisco Systems, Inc.[1]	1,900,000	34,067
Applied Materials, Inc.	1,000,000	16,960
Intel Corp.	600,000	14,790
Xilinx, Inc.	500,000	13,925
Oracle Corp.[1]	900,000	11,151
Automatic Data Processing, Inc.	250,000	10,760
		369,792

INDUSTRIALS — 10.88%
Tyco International Ltd.	3,005,000	83,689
United Parcel Service, Inc., Class B	710,000	49,082
General Electric Co.	1,260,000	42,424
United Technologies Corp.	760,000	39,399
Norfolk Southern Corp.	592,800	24,044
Caterpillar Inc.	340,000	19,975
Emerson Electric Co.	250,000	17,950
Southwest Airlines Co.	1,000,000	14,850
Deere & Co.	200,000	12,240
Waste Management, Inc.	400,000	11,444
Pitney Bowes Inc.	90,000	3,757
3M Co.	40,000	2,934
		321,788

ENERGY — 7.94%
Schlumberger Ltd.	795,000	67,082
Marathon Oil Corp.	600,000	41,358
Exxon Mobil Corp.	590,000	37,489
Chevron Corp.	542,164	35,094
Royal Dutch Shell PLC, Class A (ADR)	500,000	32,820
ConocoPhillips	300,000	20,973
		234,816

CONSUMER STAPLES — 5.46%
Wal-Mart Stores, Inc.	750,000	32,865
Unilever NV (New York registered)	450,000	32,153
Walgreen Co.	480,000	20,856
Avon Products, Inc.	730,000	19,710
General Mills, Inc.	375,000	18,075
Kimberly-Clark Corp.	255,000	15,180
PepsiCo, Inc.	250,000	14,178
Kraft Foods Inc., Class A	180,000	5,506
H.J. Heinz Co.	80,000	2,923
		161,446

TELECOMMUNICATION SERVICES — 5.04%
BellSouth Corp.	3,445,000	90,603
SBC Communications Inc.	875,000	20,974
Verizon Communications Inc.	600,000	19,614
Sprint Nextel Corp.	750,000	17,835
		149,026

MATERIALS — 3.68%
Alcoa Inc.	1,225,000	29,914
BHP Billiton Ltd. (ADR)	725,000	24,781
Dow Chemical Co.	375,000	15,626
Weyerhaeuser Co.	200,000	13,750
E.I. du Pont de Nemours and Co.	350,000	13,710
Air Products and Chemicals, Inc.	200,000	11,028
		108,809

UTILITIES — 1.11%
FPL Group, Inc.	400,000	19,040
Duke Energy Corp.	260,000	7,584
Xcel Energy Inc.	250,000	4,903
FirstEnergy Corp.	25,901	1,350
		32,877

MISCELLANEOUS — 1.30%
Other common stocks in initial period of acquisition		38,552

Total common stocks (cost: $2,387,968,000)		2,744,318

	Principal amount
Short-term securities — 5.73%	(000)

Coca-Cola Co. 3.53%-3.64% due 10/4-11/7/2005	$28,500	28,430
SBC Communications Inc. 3.70% due 10/12/2005[2]	25,300	25,269
DuPont (E.I.) de Nemours & Co. 3.55% due 10/26/2005	20,000	19,949
Illinois Tool Works Inc. 3.66% due 10/26/2005	13,150	13,115
Wal-Mart Stores Inc. 3.72% due 11/15/2005[2]	13,000	12,938
Anheuser-Busch Companies, Inc. 3.62% due 11/22/2005[2]	12,100	12,033
Variable Funding Capital Corp. 3.57% due 10/3/2005[2]	9,000	8,997
Ranger Funding Co. LLC 3.60% due 10/5/2005[2]	9,000	8,996
Procter & Gamble Co. 3.63% due 11/30/2005[2]	8,900	8,845
United Parcel Service Inc. 3.67% due 10/31/2005	8,700	8,672
Hershey Co. 3.74% due 11/14/2005[2]	8,000	7,963
International Bank for Reconstruction and Development 3.47% due 10/12/2005	5,400	5,394
Federal Home Loan Bank 3.61% due 11/16/2005	3,500	3,482
Private Export Funding Corp. 3.70% due 12/5/2005[2]	1,900	1,887
Pfizer Inc 3.52% due 10/3/2005[2]	1,700	1,700
CAFCO, LLC 3.62% due 10/11/2005[2]	1,400	1,398
3M Co. 3.52% due 10/17/2005	500	499

Total short-term securities (cost: $169,571,000)		169,567

Total investment securities (cost: $2,557,539,000)		2,913,885
Other assets less liabilities		43,085

Net assets		$2,956,970

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $90,026,000, which represented 3.04% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 462,410
Gross unrealized depreciation on investment securities	(109,173)
Net unrealized appreciation on investment securities	353,237
Cost of investment securities for federal income tax purposes	2,560,648

Growth-Income Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 85.70%	Shares	(000)

INFORMATION TECHNOLOGY — 15.34%
Hewlett-Packard Co.	13,400,000	$ 391,280
Cisco Systems, Inc.[1]	17,750,000	318,257
Microsoft Corp.	11,505,000	296,024
International Business Machines Corp.	3,310,000	265,528
Oracle Corp.[1]	16,645,000	206,232
Flextronics International Ltd.[1]	13,250,000	170,262
First Data Corp.	3,800,000	152,000
Texas Instruments Inc.	4,250,000	144,075
Intel Corp.	5,000,000	123,250
Yahoo! Inc.[1]	3,300,000	111,672
ASML Holding NV1	5,000,000	82,103
ASML Holding NV (New York registered)[1]	1,500,000	24,765
Nokia Corp. (ADR)	6,200,000	104,842
Taiwan Semiconductor Manufacturing Co. Ltd.	49,468,519	79,550
Corning Inc.[1]	3,950,000	76,353
Automatic Data Processing, Inc.	1,455,000	62,623
Applied Materials, Inc.	3,250,000	55,120
Ceridian Corp.[1]	2,545,000	52,809
Advanced Micro Devices, Inc.[1]	2,000,000	50,400
Analog Devices, Inc.	1,200,000	44,568
Dell Inc.[1]	1,150,000	39,330
Avnet, Inc.[1]	1,500,000	36,675
Micron Technology, Inc.[1]	2,750,000	36,575
EMC Corp.[1]	2,800,000	36,232
KLA-Tencor Corp.	690,000	33,644
Intuit Inc.[1]	691,380	30,981
Jabil Circuit, Inc.[1]	1,000,000	30,920
Xilinx, Inc.	1,000,000	27,850
Cadence Design Systems, Inc.[1]	1,540,000	24,886
Solectron Corp.[1]	6,250,000	24,437
Sanmina-SCI Corp.[1]	5,500,000	23,595
Altera Corp.[1]	700,000	13,377
Teradyne, Inc.[1]	700,000	11,550
		3,181,765

FINANCIALS — 12.86%
American International Group, Inc.	6,000,000	371,760
Fannie Mae	6,600,000	295,812
Citigroup Inc.	5,350,000	243,532
Bank of New York Co., Inc.	5,675,000	166,902
Bank of America Corp.	3,630,000	152,823
Capital One Financial Corp.	1,900,000	151,088
J.P. Morgan Chase & Co.	4,147,900	140,738
St. Paul Travelers Companies, Inc.	3,000,000	134,610
Freddie Mac	1,765,000	99,652
MBNA Corp.	4,000,000	98,560
Wells Fargo & Co.	1,520,000	89,026
HSBC Holdings PLC (ADR)	1,086,050	88,220
Washington Mutual, Inc.	2,000,000	78,440
Allstate Corp.	1,210,000	66,901
U.S. Bancorp	2,200,000	61,776
Genworth Financial, Inc., Class A	1,800,000	58,032
Manulife Financial Corp.	1,000,000	53,320
XL Capital Ltd., Class A	780,000	53,063
SunTrust Banks, Inc.	750,000	52,087
American Express Co.	900,000	51,696
Marsh & McLennan Companies, Inc.	1,500,000	45,585
State Street Corp.	850,000	41,582
Jefferson-Pilot Corp.	660,000	33,772
UnumProvident Corp.	1,000,000	20,500
Providian Financial Corp.[1]	1,100,000	19,448
		2,668,925

CONSUMER DISCRETIONARY — 12.04%
Lowe’s Companies, Inc.	5,580,000	359,352
Target Corp.	5,050,000	262,247
Best Buy Co., Inc.	3,675,000	159,973
News Corp. Inc.	9,855,300	153,644
Time Warner Inc.	7,600,000	137,636
Garmin Ltd.	1,992,400	135,144
Walt Disney Co.	5,300,000	127,889
Magna International Inc., Class A	1,590,000	119,027
Amazon.com, Inc.[1]	2,000,000	90,600
Harley-Davidson Motor Co.	1,850,000	89,614
Carnival Corp., units	1,582,100	79,073
Clear Channel Communications, Inc.	2,200,000	72,358
Home Depot, Inc.	1,850,000	70,559
Kohl’s Corp.[1]	1,100,000	55,198
Gannett Co., Inc.	800,000	55,064
Toyota Motor Corp.	1,200,000	54,939
Gentex Corp.	3,000,000	52,200
Starbucks Corp.[1]	950,000	47,595
VF Corp.	800,000	46,376
Ross Stores, Inc.	1,850,000	43,845
Gap, Inc.	2,304,300	40,164
Limited Brands, Inc.	1,725,000	35,242
Mattel, Inc.	2,000,000	33,360
NIKE, Inc., Class B	390,000	31,855
Delphi Corp.	10,825,000	29,877
Dana Corp.	3,006,800	28,294
ServiceMaster Co.	2,020,000	27,351
IAC/InterActiveCorp[1]	1,045,000	26,491
Jones Apparel Group, Inc.	800,000	22,800
Interpublic Group of Companies, Inc.[1]	800,000	9,312
		2,497,079

HEALTH CARE — 11.77%
Eli Lilly and Co.	3,735,000	$ 199,897
WellPoint, Inc.[1]	2,600,000	197,132
Medtronic, Inc.	3,050,000	163,541
Abbott Laboratories	3,293,700	139,653
AmerisourceBergen Corp.	1,794,400	138,707
Cardinal Health, Inc.	2,100,000	133,224
Biogen Idec Inc.[1]	3,216,250	126,978
McKesson Corp.	2,600,000	123,370
Bristol-Myers Squibb Co.	5,110,000	122,947
Johnson & Johnson	1,750,000	110,740
AstraZeneca PLC (ADR)	1,850,150	87,142
AstraZeneca PLC	292,000	13,591
Sanofi-Aventis	1,165,000	96,281
Merck & Co., Inc.	3,500,000	95,235
Pfizer Inc	3,441,500	85,934
Schering-Plough Corp.	3,844,800	80,933
Medco Health Solutions, Inc.[1]	1,400,000	76,762
Amgen Inc.[1]	900,000	71,703
Aetna Inc.	750,000	64,605
Smith & Nephew PLC	7,199,000	60,420
Novo Nordisk A/S, Class B	1,150,000	56,891
Guidant Corp.	755,000	52,012
Forest Laboratories, Inc.[1]	1,234,800	48,120
St. Jude Medical, Inc.[1]	900,000	42,120
CIGNA Corp.	268,700	31,669
Applera Corp. — Applied Biosystems Group	1,000,000	23,240
		2,442,847

INDUSTRIALS — 10.32%
General Electric Co.	8,956,600	301,569
Tyco International Ltd.	9,230,300	257,064
United Technologies Corp.	3,800,000	196,992
Norfolk Southern Corp.	4,126,500	167,371
United Parcel Service, Inc., Class B	2,021,300	139,732
Lockheed Martin Corp.	2,100,000	128,184
Avery Dennison Corp.	2,300,000	120,497
General Dynamics Corp.	900,000	107,595
Illinois Tool Works Inc.	1,290,300	106,230
Allied Waste Industries, Inc.[1]	10,936,800	92,416
FANUC LTD	865,000	69,913
3M Co.	900,000	66,024
Pitney Bowes Inc.	1,552,200	64,789
Waste Management, Inc.	2,150,000	61,512
Emerson Electric Co.	700,000	50,260
Ingersoll-Rand Co. Ltd., Class A	1,290,000	49,317
Caterpillar Inc.	750,000	44,063
Deere & Co.	500,000	30,600
IKON Office Solutions, Inc.	2,750,000	27,445
Southwest Airlines Co.	1,650,000	24,503
Asahi Glass Co., Ltd.	2,239,000	23,478
Union Pacific Corp.	150,000	10,755
		2,140,309

ENERGY — 8.14%
Petro-Canada	5,720,000	$ 239,737
Royal Dutch Shell PLC, Class B (ADR)	1,740,290	119,854
Royal Dutch Shell PLC, Class A (ADR)	1,750,000	114,870
Royal Dutch Shell PLC, Class B	139,816	4,827
Marathon Oil Corp.	3,335,000	229,882
Devon Energy Corp.	3,090,000	212,098
Chevron Corp.	2,652,566	171,701
Husky Energy Inc.	2,742,800	152,543
Schlumberger Ltd.	1,570,000	132,477
Exxon Mobil Corp.	2,050,000	130,257
Transocean Inc.[1]	1,000,000	61,310
BJ Services Co.	1,600,000	57,584
ConocoPhillips	509,792	35,640
Halliburton Co.	390,000	26,723
		1,689,503

CONSUMER STAPLES — 5.70%
Altria Group, Inc.	2,825,000	208,231
Avon Products, Inc.	6,150,000	166,050
Coca-Cola Co.	3,490,000	150,733
Walgreen Co.	2,800,000	121,660
Wal-Mart Stores, Inc.	2,450,000	107,359
Anheuser-Busch Companies, Inc.	2,235,000	96,194
Sara Lee Corp.	3,950,000	74,853
PepsiCo, Inc.	1,220,000	69,186
Constellation Brands, Inc., Class A1	2,380,000	61,880
General Mills, Inc.	1,100,000	53,020
Unilever NV (New York registered)	500,000	35,725
H.J. Heinz Co.	560,000	20,462
Kimberly-Clark Corp.	280,000	16,668
		1,182,021

MATERIALS — 3.16%
Alcoa Inc.	4,700,000	114,774
International Paper Co.	2,800,000	83,440
Air Products and Chemicals, Inc.	1,310,000	72,233
International Flavors & Fragrances Inc.	1,800,000	64,152
BHP Billiton Ltd.	3,350,000	56,850
Dow Chemical Co.	1,143,000	47,629
Rohm and Haas Co.	1,095,000	45,037
Weyerhaeuser Co.	525,000	36,094
Lyondell Chemical Co.	1,140,000	32,627
Sonoco Products Co.	1,100,000	30,041
Bowater Inc.	945,000	26,715
Crown Holdings, Inc.[1]	1,300,000	20,722
Georgia-Pacific Corp., Georgia-Pacific Group	439,660	14,975
MeadWestvaco Corp.	258,200	7,131
Temple-Inland Inc.	100,000	4,085
		656,505

TELECOMMUNICATION SERVICES — 2.33%
BellSouth Corp.	5,750,000	151,225
Vodafone Group PLC	42,500,000	110,531
Sprint Nextel Corp.	3,000,000	71,340
Verizon Communications Inc.	1,500,000	49,035
Koninklijke KPN N.V.	5,129,960	46,004
Telephone and Data Systems, Inc.	500,000	19,500
Telephone and Data Systems, Inc., Special Common Shares	500,000	18,775
SBC Communications Inc.	740,000	17,738
		484,148

UTILITIES — 1.36%
Duke Energy Corp.	2,815,000	82,114
Exelon Corp.	1,185,000	63,326
Dominion Resources, Inc.	700,000	60,298
FirstEnergy Corp.	650,000	33,878
FPL Group, Inc.	600,000	28,560
American Electric Power Co., Inc.	345,900	13,732
		281,908

MISCELLANEOUS — 2.68%
Other common stocks in initial period of acquisition		555,200

Total common stocks (cost: $14,892,656,000)		17,780,210

	Principal amount
Convertible securities — 0.72%	(000)

INFORMATION TECHNOLOGY — 0.45%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031	$ 90,123	93,502

MATERIALS — 0.27%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[2]	50	55,441

Total convertible securities (cost: $145,104,000)		148,943

Bonds & notes — 0.29%

CONSUMER DISCRETIONARY — 0.29%
General Motors Acceptance Corp. 6.875% 2011	15,215	13,856
General Motors Corp. 7.20% 2011	6,240	5,585
General Motors Acceptance Corp. 7.25% 2011	33,000	30,719
General Motors Acceptance Corp. 6.875% 2012	3,350	3,002
General Motors Acceptance Corp. 7.00% 2012	5,220	4,720
General Motors Corp. 7.125% 2013	2,015	1,728

Total bonds & notes (cost: $58,396,000)		59,610

Short-term securities — 13.67%

Freddie Mac 3.40%-3.54% due 10/4-10/31/2005	209,200	208,787
Procter & Gamble Co. 3.49%-3.73% due 10/3-12/14/2005[2]	172,100	171,387
Preferred Receivables Funding Corp. 3.66%-3.85% due 10/25-11/28/2005[2]	104,684	104,260
J.P. Morgan Chase & Co. 3.74% due 11/4/2005	25,000	24,909
Park Avenue Receivables Co., LLC 3.71% due 11/9/2005[2]	20,000	19,917
Bank of America Corp. 3.65%-3.80% due 10/28-11/21/2005	138,500	137,860
HSBC Finance Corp. 3.62%-3.75% due 11/2-11/21/2005	127,900	127,323
Gannett Co. 3.55%-3.61% due 10/12-10/18/2005[2]	126,600	126,412
Wells Fargo & Co. 3.69%-3.77% due 10/27-11/17/2005	125,000	125,000
Federal Home Loan Bank 3.52%-3.745% due 10/12-11/30/2005	119,000	118,566
Pfizer Inc 3.60%-3.71% due 11/3-11/15/2005[2]	115,000	114,493
CAFCO, LLC 3.53%-3.87% due 10/12-12/6/2005[2]	110,000	109,555
PepsiCo Inc. 3.63%-3.73% due 10/5-11/4/2005[2]	103,300	103,112
Variable Funding Capital Corp. 3.80%-3.83% due 11/16-12/8/2005[2]	102,300	101,583
Wal-Mart Stores Inc. 3.57%-3.70% due 10/24-11/10/2005[2]	98,000	97,653
Clipper Receivables Co., LLC 3.71%-3.75% due 10/21-11/18/2005[2]	96,900	96,486
Edison Asset Securitization LLC 3.50% due 10/14/2005[2]	49,800	49,733
General Electric Capital Services, Inc. 3.48% due 10/14/2005	38,700	38,649
Triple-A One Funding Corp. 3.58%-3.65% due 10/11-10/28/2005[2]	85,900	85,757
3M Co. 3.52%-3.72% due 10/17-11/14/2005	81,700	81,395
Coca-Cola Co. 3.56%-3.61% due 10/28-11/10/2005	77,100	76,832
U.S. Treasury Bills 3.13% due 10/13/2005	76,300	76,212
International Lease Finance Corp. 3.69%-3.77% due 10/24-11/29/2005	58,200	57,920
International Bank for Reconstruction and Development 3.41% due 10/11/2005	54,200	54,143
Three Pillars Funding, LLC 3.54% due 10/20/2005[2]	53,758	53,653
Hershey Co. 3.57%-3.76% due 10/19-11/28/2005[2]	50,000	49,807
IBM Capital Inc. 3.455%-3.70% due 10/5-10/25/2005[2]	45,000	44,927
Caterpillar Financial Services Corp. 3.60%-3.73% due 10/17-11/1/2005	39,100	38,980
Verizon Network Funding Corp. 3.63%-3.65% due 10/13-10/24/2005	36,600	36,524
Abbott Laboratories Inc. 3.51%-3.68% due 10/4-10/20/2005[2]	33,500	33,467
FCAR Owner Trust I 3.65% due 10/17/2005	32,700	32,644
SBC Communications Inc. 3.65% due 10/20/2005[2]	29,600	29,543
Kimberly-Clark Worldwide 3.65% due 10/18/2005[2]	28,100	28,049
DuPont (E.I.) de Nemours & Co. 3.55% due 10/17/2005	26,600	26,555
NetJets Inc. 3.60% due 10/26/2005[2]	25,000	24,935
Exxon Project Investment Corp. 3.48% due 10/3/2005[2]	24,900	24,893
ChevronTexaco Funding Corp. 3.72% due 11/14/2005	25,000	24,884
Anheuser-Busch Companies, Inc. 3.66% due 12/5/2005[2]	25,000	24,830
Tennessee Valley Authority 3.68% due 11/10/2005	19,800	19,717
BellSouth Corp. 3.61%-3.72% due 10/12-10/27/2005[2]	14,700	14,666
Avon Capital Corp. 3.86% due 10/3/2005[2]	10,000	9,997
Harley-Davidson Funding Corp. 3.60% due 10/24/2005[2]	9,200	9,178

Total short-term securities (cost: $2,835,160,000)		2,835,193

Total investment securities (cost: $17,931,316,000)		20,823,956
Other assets less liabilities		(77,808)

Net assets		$20,746,148

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,583,734,000, which represented 7.63% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 3,588,295
Gross unrealized depreciation on investment securities	(707,655)
Net unrealized appreciation on investment securities	2,880,640
Cost of investment securities for federal income tax purposes	17,943,316

Asset Allocation Fund
Investment portfolio
September 30, 2005		unaudited

		Market value
Common stocks — 68.74%	Shares	(000)

FINANCIALS — 11.40%
Citigroup Inc.	1,700,000	$ 77,384
Genworth Financial, Inc., Class A	2,382,500	76,812
Fannie Mae	1,693,800	75,916
State Street Corp.	1,250,000	61,150
Société Générale	465,000	53,075
J.P. Morgan Chase & Co.	1,500,000	50,895
Bank of America Corp.	1,106,360	46,578
Freddie Mac	800,000	45,168
Marshall & Ilsley Corp.	1,000,000	43,510
HSBC Holdings PLC (ADR)	500,000	40,615
AFLAC Inc.	700,000	31,710
Allstate Corp.	540,000	29,856
Mellon Bank Corp.	700,000	22,379
		655,048

ENERGY — 10.57%
Suncor Energy Inc.	1,954,188	118,531
Schlumberger Ltd.	1,100,000	92,818
Petro-Canada	2,200,000	92,207
Chevron Corp.	1,234,328	79,898
Marathon Oil Corp.	1,000,000	68,930
BJ Services Co.	1,122,000	40,381
Rosetta Resources Inc.[1,2,3,4]	2,520,000	40,320
Royal Dutch Shell PLC, Class A (ADR)	600,000	39,384
Cameco Corp.	600,000	32,052
CNX Gas Corp.[1,2,4]	125,000	2,562
		607,083

HEALTH CARE — 9.44%
Medtronic, Inc.	2,000,000	107,240
Eli Lilly and Co.	1,200,000	64,224
Cardinal Health, Inc.	1,000,000	63,440
Bristol-Myers Squibb Co.	2,000,000	48,120
Roche Holding AG	300,000	41,681
AstraZeneca PLC (ADR)	700,000	32,970
AstraZeneca PLC (Sweden)	106,000	4,934
CIGNA Corp.	300,000	35,358
Guidant Corp.	500,000	34,445
Abbott Laboratories	750,000	31,800
Johnson & Johnson	500,000	31,640
Sanofi-Aventis	360,000	29,752
Schering-Plough Corp.	800,000	16,840
		542,444

INFORMATION TECHNOLOGY — 7.81%
Microsoft Corp.	4,500,000	$115,785
Hewlett-Packard Co.	1,800,000	52,560
Advanced Micro Devices, Inc.[1]	1,500,000	37,800
Automatic Data Processing, Inc.	850,000	36,584
Cisco Systems, Inc.[1]	2,000,000	35,860
Avnet, Inc.[1]	1,400,000	34,230
Applied Materials, Inc.	2,000,000	33,920
International Business Machines Corp.	375,000	30,082
Xilinx, Inc.	800,000	22,280
Texas Instruments Inc.	600,000	20,340
Micron Technology, Inc.[1]	1,500,000	19,950
Ceridian Corp.[1]	457,000	9,483
		448,874

CONSUMER DISCRETIONARY — 7.65%
Lowe’s Companies, Inc.	1,500,000	96,600
Target Corp.	1,150,000	59,720
Limited Brands, Inc.	2,205,327	45,055
E.W. Scripps Co., Class A	800,000	39,976
Carnival Corp., units	760,000	37,985
Toyota Motor Corp.	800,000	36,626
Kohl’s Corp.[1]	700,000	35,126
Genuine Parts Co.	795,000	34,105
Magna International Inc., Class A	320,000	23,955
Jones Apparel Group, Inc.	750,000	21,375
Best Buy Co., Inc.	205,350	8,939
		439,462

CONSUMER STAPLES — 7.63%
Altria Group, Inc.	1,900,000	140,049
Walgreen Co.	1,708,900	74,252
Unilever NV (New York registered)	950,000	67,877
Alberto-Culver Co.	800,000	35,800
PepsiCo, Inc.	600,000	34,026
Anheuser-Busch Companies, Inc.	750,000	32,280
General Mills, Inc.	600,000	28,920
C&C Group PLC	4,178,947	25,017
		438,221

INDUSTRIALS — 4.98%
General Electric Co.	1,700,000	57,239
Boeing Co.	800,000	54,360
Lockheed Martin Corp.	700,000	42,728
Raytheon Co.	1,040,000	39,541
Mitsubishi Corp.	2,000,000	39,443
Deere & Co.	500,000	30,600
Pitney Bowes Inc.	500,000	20,870
DigitalGlobe Inc.[1,2,4]	1,225,858	1,226
Delta Air Lines, Inc.[1,2]	48,101	36
		286,043

MATERIALS — 4.33%
BHP Billiton Ltd.	4,775,000	$ 81,032
Rio Tinto PLC	1,112,230	45,458
Dow Chemical Co.	825,000	34,378
Weyerhaeuser Co.	480,000	33,000
Alcan Inc.	875,000	27,764
Alcoa Inc.	1,100,000	26,862
		248,494

TELECOMMUNICATION SERVICES — 3.08%
BellSouth Corp.	2,190,000	57,597
Telephone and Data Systems, Inc.	575,000	22,425
Telephone and Data Systems, Inc., Special Common Shares	575,000	21,591
Verizon Communications Inc.	1,200,000	39,228
Sprint Nextel Corp.	1,500,000	35,670
COLT Telecom Group PLC (ADR)[1]	38,400	159
		176,670

UTILITIES — 0.25%
Duke Energy Corp.	500,000	14,585

MISCELLANEOUS — 1.60%
Other common stocks in initial period of acquisition		91,785

Total common stocks (cost: $3,286,419,000)		3,948,709

Preferred stocks — 0.17%

FINANCIALS — 0.17%
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,5]	2,250,000	2,451
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,5]	250,000	279
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,5]	2,000,000	2,250
Principal Financial Group, Inc. Series A, 5.563% preferred	20,000	2,030
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	60,000	1,628
Fannie Mae, Series O, 7.00% preferred[2]	20,000	1,101
		9,739

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition		112

Total preferred stocks (cost: $9,543,000)		9,851

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[1,2]	500	166
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	0

Total rights & warrants (cost: $117,000)		166

		Market value
Convertible securities — 0.01%	Shares	(000)

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	14,100	$ 514

Total convertible securities (cost: $705,000)		514

	Principal amount
Bonds & notes — 20.42%	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 4.41%
Fannie Mae 7.00% 2009	$ 75	76
Fannie Mae 4.89% 2012	10,000	9,997
Fannie Mae 6.00% 2013	952	980
Fannie Mae 4.00% 2015	9,214	8,930
Fannie Mae 6.00% 2016	534	549
Fannie Mae 5.50% 2017	3,832	3,893
Fannie Mae 5.00% 2018	9,150	9,142
Fannie Mae 6.50% 2032	342	353
Fannie Mae 7.00% 2032	807	845
Fannie Mae 5.50% 2033	7,777	7,781
Fannie Mae 6.50% 2033	4,648	4,793
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,387	1,444
Freddie Mac 6.50% 2016	1,632	1,688
Freddie Mac 5.00% 2018	3,327	3,323
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,512	1,591
Freddie Mac 6.00% 2033	4,407	4,484
Freddie Mac 4.792% 2035[5]	9,833	9,746
Freddie Mac 5.00% 2035	4,016	3,930
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.743% 2033[5]	1,094	1,073
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.218% 2034[5]	6,723	6,739
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class II-A-4, 5.90% 2036	10,000	10,069
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	5,154	5,116
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	12,072	12,150
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.718% 2034[5]	2,115	2,094
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	3,197	3,216
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	2,165	2,226
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,489
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	14,947	15,091
Government National Mortgage Assn. 8.50% 2021	126	137
Government National Mortgage Assn. 8.50% 2023	124	134
Government National Mortgage Assn. 6.50% 2034	914	954
Government National Mortgage Assn. 7.00% 2034	877	928
Government National Mortgage Assn. 4.00% 2035[5]	6,116	5,994
Government National Mortgage Assn. 4.00% 2035[5]	1,832	1,792
Government National Mortgage Assn. 4.00% 2035[5]	1,707	1,670
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	9,036	9,159
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	1,237	1,214
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,549	2,523
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.604% 2034[5]	4,466	4,403
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,943
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.289% 2034[5]	3,667	3,586
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.999% 2034[5]	2,869	2,850
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,077
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,330
Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	6,072	6,110
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	6,000	5,872
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,584	5,480
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.43% 2016[2,5]	2,554	2,563
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,806	2,915
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037	5,000	5,120
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,783	4,931
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-3, 5.50% 2035	4,879	4,908
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	2,470	2,456
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,977
Merrill Lynch Mortgage Investors, Inc., Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,076
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	3,800	3,739
GE Captial Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,574
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	2,229	2,192
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	2,037	2,010
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	1,838	1,978
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	1,892	1,829
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,234	1,342
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,094
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,5]	761	777
		253,445

CONSUMER DISCRETIONARY — 3.72%
Residential Capital Corp. 6.375% 2010[2]	1,000	1,014
General Motors Acceptance Corp. 6.875% 2011	5,000	4,553
General Motors Corp. 7.20% 2011	4,310	3,857
General Motors Acceptance Corp. 7.25% 2011	7,630	7,103
General Motors Acceptance Corp. 6.875% 2012	1,345	1,205
General Motors Acceptance Corp. 7.00% 2012	205	185
General Motors Acceptance Corp. 6.07% 2014[5]	1,000	842
Ford Motor Credit Co. 7.875% 2010	8,500	8,279
Liberty Media Corp. 7.875% 2009	1,250	1,322
Liberty Media Corp. 5.70% 2013	1,500	1,373
Liberty Media Corp. 8.25% 2030	5,720	5,506
Six Flags, Inc. 8.875% 2010	850	846
Six Flags, Inc. 9.75% 2013	3,190	3,158
Six Flags, Inc. 9.625% 2014	1,900	1,881
DaimlerChrysler North America Holding Corp. 6.40% 2006	1,585	1,602
DaimlerChrysler North America Holding Corp. 7.20% 2009	2,000	2,135
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,109
DaimlerChrysler North America Holding Corp. 6.50% 2013	450	477
Clear Channel Communications, Inc. 6.625% 2008	3,000	3,102
Chancellor Media Corp. of Los Angeles 8.00% 2008	500	539
Clear Channel Communications, Inc. 7.65% 2010	365	397
Clear Channel Communications, Inc. 6.875% 2018	1,000	1,027
Centex Corp. 5.25% 2015	5,000	4,800
Toll Brothers, Inc. 4.95% 2014	5,000	4,759
Cox Communications, Inc. 7.875% 2009	4,000	4,392
AOL Time Warner Inc. 6.875% 2012	4,000	4,377
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,268
LBI Media, Inc. 10.125% 2012	3,900	4,222
Pulte Homes, Inc. 4.875% 2009	3,000	2,971
Pulte Homes, Inc. 7.875% 2011	1,000	1,116
Fisher Communications, Inc. 8.625% 2014	3,750	4,022
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,931
Quebecor Media Inc. 11.125% 2011	1,575	1,729
Sun Media Corp. 7.625% 2013	2,000	2,103
Viacom Inc. 7.70% 2010	2,000	2,215
Viacom Inc. 5.625% 2012	1,500	1,526
Telenet Communications NV 9.00% 2013	€1,900	$2,581
Telenet Group Holding NV 0%/11.50% 2014[2,7]	$1,290	1,061
William Lyon Homes, Inc. 10.75% 2013	2,500	2,706
William Lyon Homes, Inc. 7.50% 2014	1,000	935
Carnival Corp. 6.15% 2008	3,000	3,102
Emmis Operating Co. 6.875% 2012	2,000	2,003
Emmis Communications Corp. 9.745% 2012[5]	1,075	1,088
Stoneridge, Inc. 11.50% 2012	2,850	3,035
Harrah’s Operating Co., Inc. 5.625% 2015[2]	3,000	2,971
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,896
Sealy Mattress Co. 8.25% 2014	2,750	2,778
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	2,750	2,778
American Media Operations, Inc., Series B, 10.25% 2009	1,260	1,232
American Media Operations, Inc. 8.875% 2011	1,715	1,526
Kabel Deutschland GmbH 10.625% 2014[2]	2,475	2,747
Young Broadcasting Inc. 10.00% 2011	2,867	2,724
Technical Olympic USA, Inc. 10.375% 2012	2,500	2,644
Carmike Cinemas, Inc. 7.50% 2014	3,000	2,617
Warner Music Group 7.375% 2014	2,500	2,519
May Department Stores Co. 4.80% 2009	2,500	2,492
Cablevision Systems Corp., Series B, 8.00% 2012	2,500	2,437
Cinemark USA, Inc. 9.00% 2013	2,325	2,412
Payless ShoeSource, Inc. 8.25% 2013	2,225	2,286
Vidéotron Ltée 6.875% 2014	1,225	1,263
Vidéotron Ltée 6.375% 2015[2]	1,000	997
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	2,250	2,244
Lighthouse International Co. SA 8.00% 2014	€1,725	2,201
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	$2,300	2,185
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,175
Grupo Posadas, SA de CV 8.75% 2011[2]	2,000	2,150
Gaylord Entertainment Co. 8.00% 2013	2,000	2,110
K. Hovnanian Enterprises, Inc. 8.875% 2012	780	827
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,280
NTL Cable PLC 8.75% 2014	2,000	2,075
Radio One, Inc., Series B, 8.875% 2011	1,935	2,066
Bombardier Recreational Products Inc. 8.375% 2013	1,950	2,052
Hyatt Equities, LLC 6.875% 2007[2]	2,000	2,040
Buffets, Inc. 11.25% 2010	2,000	2,020
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	1,910	2,005
Blockbuster Inc. 9.00% 2012[2]	2,365	1,963
Univision Communications Inc. 2.875% 2006	2,000	1,961
AMC Entertainment Inc. 9.50% 2011	1,080	1,031
AMC Entertainment Inc. 9.875% 2012	500	484
AMC Entertainment Inc. 8.00% 2014	500	442
Ryland Group, Inc. 5.375% 2012	2,000	1,957
Dillard’s, Inc. 6.30% 2008	1,799	1,817
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,807
NextMedia Operating, Inc. 10.75% 2011	1,600	1,722
Cooper-Standard Automotive Inc. 7.00% 2012	1,530	1,408
Cooper-Standard Automotive Inc. 8.375% 2014	350	296
WDAC Subsidiary Corp. 8.375% 2014[2]	1,675	1,629
Aztar Corp. 7.875% 2014	1,500	1,575
Dollarama Group LP 8.875% 2012[2]	1,425	1,397
WCI Communities, Inc. 10.625% 2011	775	827
WCI Communities, Inc. 9.125% 2012	500	518
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,286
lesy Repository GmbH 10.125% 2015	€1,000	$ 1,286
Tenneco Automotive Inc. 8.625% 2014	$1,240	1,256
Jostens IH Corp. 7.625% 2012	1,140	1,157
Neiman Marcus Group, Inc. 9.00% 2015[2,8]	1,110	1,118
Boyd Gaming Corp. 7.75% 2012	1,000	1,056
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	1,020	980
Loews Cineplex Entertainment Corp. 9.00% 2014	950	929
Delphi Corp. 6.50% 2013	985	665
News America Inc. 5.30% 2014	500	500
Toys “R” Us, Inc. 7.875% 2013	512	460
Argosy Gaming Co. 7.00% 2014	380	423
Visteon Corp. 7.00% 2014	330	288
PETCO Animal Supplies, Inc. 10.75% 2011	250	276
		213,717

FINANCIALS — 2.17%
Prudential Financial, Inc. 4.104% 2006	2,000	1,987
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	3,000	2,973
Prudential Holdings, LLC, Series C, 8.695% 2023[2,6]	3,000	3,845
Post Apartment Homes, LP 7.70% 2010	5,000	5,585
CIT Group Inc. 6.875% 2009	5,000	5,384
Capital One Financial Corp. 7.125% 2008	2,000	2,114
Capital One Financial Corp. 5.50% 2015	3,000	3,023
International Lease Finance Corp. 4.35% 2008	1,500	1,480
International Lease Finance Corp. 4.50% 2008	2,000	1,983
International Lease Finance Corp. 5.00% 2012	1,500	1,482
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,895
Developers Diversified Realty Corp. 5.50% 2015	2,000	2,006
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,5]	4,780	4,766
Household Finance Corp. 7.875% 2007	4,500	4,699
ACE INA Holdings Inc. 5.875% 2014	2,000	2,038
ACE Capital Trust II 9.70% 2030	2,000	2,645
HBOS PLC 5.375% (undated)[2,5]	2,000	2,017
HBOS PLC 5.92% (undated)[2,5]	2,500	2,511
SLM Corp., Series A, 4.00% 2010	2,500	2,431
SLM Corp., Series A, 4.50% 2010	2,000	1,973
iStar Financial, Inc. 6.05% 2015	4,000	4,086
Allstate Financial Global Funding LLC 4.25% 2008[2]	2,000	1,976
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	2,000	1,986
CNA Financial Corp. 5.85% 2014	1,000	985
CNA Financial Corp. 7.25% 2023	2,800	2,967
Liberty Mutual Group Inc. 6.50% 2035[2]	4,125	3,883
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	2,000	2,010
Transamerica Corp. 9.375% 2008	1,600	1,754
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	3,500	3,419
Lazard LLC 7.125% 2015[2]	3,380	3,362
EOP Operating LP 7.75% 2007	1,000	1,059
EOP Operating LP 4.65% 2010	1,000	984
EOP Operating LP 7.25% 2018	1,000	1,144
United Dominion Realty Trust, Inc. 6.50% 2009	3,000	3,154
Mangrove Bay Pass Through Trust 6.102% 2033[2,5]	3,100	3,110
Washington Mutual, Inc. 7.50% 2006	1,500	1,534
Washington Mutual, Inc. 4.20% 2010	1,500	1,465
Fairfax Financial Holdings Ltd. 7.75% 2012	2,800	2,702
FelCor Lodging LP 9.00% 2011[5]	2,072	2,264
LaBranche & Co Inc. 11.00% 2012	2,000	2,220
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,112
Genworth Financial, Inc. 4.75% 2009	2,065	2,063
Willis North America, Inc. 5.625% 2015	2,000	1,991
Principal Life Global Funding I 4.40% 2010[2]	2,000	1,963
Hartford Financial Services Group, Inc. 4.75% 2014	2,000	1,954
ING Security Life Institutional Funding 2.70% 2007[2]	2,000	1,940
Host Marriott, LP, Series G, 9.25% 2007	1,250	1,323
Host Marriott, LP, Series I, 9.50% 2007	350	368
Assurant, Inc. 5.625% 2014	1,500	1,525
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[2]	1,500	1,514
Hospitality Properties Trust 6.75% 2013	1,000	1,073
Resona Bank, Ltd 7.191% (undated)[2,5]	1,000	1,037
Federal Realty Investment Trust 6.125% 2007	1,000	1,022
ERP Operating LP 4.75% 2009	1,000	993
		124,779

ASSET-BACKED OBLIGATIONS[6]— 1.82%
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	10,000	10,077
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 3.926% 2013[5]	9,000	8,979
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.06% 2035[5]	8,390	8,399
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	8,000	7,970
Origen Manufactured Housing Contract Trust, Series 2001-A, Class A-5, 7.08% 2032	5,000	5,190
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,773
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	6,860	6,815
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	1,156	1,133
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	4,000	3,974
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.58% 2033[5]	5,000	5,046
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.45% 2035[5]	5,000	5,040
Structured Asset Securities Corp., Series 2004-S2, Class A-3, 4.30% 2034[5]	5,000	5,008
Providian Master Note Trust, Series 2005-A1A, Class A, 3.849% 2012[2,5]	5,000	4,994
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.089% 2019[2,5]	4,292	4,292
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	928	909
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	2,985	2,953
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	2,250	2,215
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008[2]	837	833
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	3,024
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,940	2,906
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-2, 4.43% 2024[5]	2,500	2,503
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	2,500	2,474
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	2,391	2,449
Impac CMB Trust, Series 2004-6, Class 1-A-1, 4.23% 2034[5]	1,597	1,608
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	1,086	1,079
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	1,000	1,047
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	957	955
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1, Series 1997-1, Class A-6, 6.38% 2008	483	490
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[2,9]	5,000	225
		104,360

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.62%
U.S. Treasury 7.00% 2006	25,000	25,547
U.S. Treasury 2.625% 2008	5,000	4,809
U.S. Treasury 3.375% 2008	6,500	6,346
U.S. Treasury 3.625% 2008[10]	9,070	9,604
U.S. Treasury 3.625% 2009	5,000	4,899
U.S. Treasury 0.875% 2010[10]	5,156	5,024
U.S. Treasury 5.75% 2010	5,000	5,332
U.S. Treasury 7.25% 2016	2,000	2,475
U.S. Treasury 9.25% 2016	5,000	6,996
U.S. Treasury 8.875% 2017	10,000	14,025
Federal Home Loan Bank 3.70% 2007	5,000	4,929
Federal Agricultural Mortage Corp. 4.25% 2008	3,000	2,978
		92,964

INDUSTRIALS — 1.42%
Allied Waste North America, Inc. 8.50% 2008	875	917
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,571
Allied Waste North America, Inc., Series B, 5.75% 2011	750	703
Allied Waste North America, Inc., Series B, 6.125% 2014	750	705
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,676
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005[6]	1,500	1,496
Continental Airlines, Inc., Series 1996-2, Class C, 10.22% 2016[6]	1,392	1,016
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[6]	1,828	1,598
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,329	1,148
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,6]	3,802	4,012
TFM, SA de CV 10.25% 2007	475	511
TFM, SA de CV 9.375% 2012[2]	2,500	2,712
TFM, SA de CV 12.50% 2012	435	507
Tyco International Group SA 6.125% 2008	2,000	2,073
Tyco International Group SA 6.375% 2011	1,500	1,601
Bombardier Inc. 6.30% 2014[2]	3,500	3,115
Cendant Corp. 6.875% 2006	1,000	1,019
Cendant Corp. 6.25% 2008	2,000	2,049
Raytheon Co. 4.85% 2011	3,000	2,996
THL Buildco, Inc. 8.50% 2014	3,230	2,988
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,750	2,960
Caterpillar Financial Services Corp. 4.30% 2010	3,000	2,958
Jacuzzi Brands, Inc. 9.625% 2010	2,750	2,929
Goodman Global Holdings 7.875% 2012[2]	2,960	2,694
Terex Corp., Class B, 10.375% 2011	2,350	2,526
Dyncorp International LLC 9.50% 2013[2]	2,405	2,525
Argo-Tech Corp. 9.25% 2011	2,285	2,434
Hutchison Whampoa International Ltd. 7.00% 2011[2]	2,000	2,180
Waste Management, Inc. 6.875% 2009	2,000	2,130
General Electric Capital Corp., Series A, 5.00% 2007	2,000	2,018
K&F Industries, Inc. 7.75% 2014	1,920	1,949
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,896
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[6]	1,814	1,816
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,697
NMHG Holding Co. 10.00% 2009	1,500	1,612
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,9]	1,037	447
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,9]	2,500	1,098
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[6]	1,495	1,511
DRS Technologies, Inc. 6.875% 2013	1,350	1,309
UCAR Finance Inc. 10.25% 2012	1,100	1,185
Ahern Rentals, Inc. 9.25% 2013[2]	1,025	1,053
General Dynamics Corp. 4.50% 2010	1,000	995
Williams Scotsman, Inc. 8.50% 2015[2]	950	967
ACIH, Inc. 0%/11.50% 2012[2,7]	1,060	721
Ashtead Group PLC 8.625% 2015[2]	550	581
Accuride Corp. 8.50% 2015	500	492
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,11]	1,000	378
		81,474

TELECOMMUNICATION SERVICES — 1.20%
Qwest Capital Funding, Inc. 7.75% 2006	1,260	1,279
U S WEST Capital Funding, Inc. 6.375% 2008	720	707
Qwest Services Corp. 13.50% 2010	2,105	2,421
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,442
U S WEST Capital Funding, Inc. 6.875% 2028	275	228
Qwest Capital Funding, Inc. 7.75% 2031	1,370	1,188
Sprint Capital Corp. 7.625% 2011	585	655
Nextel Communications, Inc. 6.875% 2013	3,025	3,214
Nextel Communications, Inc. 7.375% 2015	2,985	3,198
American Tower Corp. 7.125% 2012	5,020	5,296
American Tower Corp. 7.50% 2012	250	266
Triton PCS, Inc. 8.75% 2011	825	679
Triton PCS, Inc. 9.375% 2011	1,250	1,031
Triton PCS, Inc. 8.50% 2013	3,300	3,160
Koninklijke KPN NV 8.00% 2010	4,000	4,541
SBC Communications Inc. 4.125% 2009	2,250	2,195
SBC Communications Inc. 5.10% 2014	2,250	2,234
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	4,000	4,040
Telecom Italia Capital SA 5.25% 2015	4,000	3,938
American Cellular Corp., Series B, 10.00% 2011	2,250	2,464
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,375
SBA Communications Corp. 8.50% 2012	3,175	3,469
France Télécom 7.75% 2011[5]	3,000	3,410
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,667
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	1,225	1,302
BellSouth Corp. 4.20% 2009	3,000	2,944
PCCW-HKT Capital Ltd. 8.00% 2011[2,5]	2,550	2,870
Millicom International Cellular SA 10.00% 2013	2,010	2,085
Intelsat, Ltd. 8.25% 2013[2]	1,280	1,294
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,258
Hawaiian Telcom Communications, Inc. 9.75% 2013[2]	1,150	1,179
AT&T Corp. 9.05% 2011[5]	686	776
		68,805

MATERIALS — 1.13%
JSG Funding PLC 9.625% 2012	1,565	1,581
JSG Holdings PLC 11.50% 2015[8]	€2,788	2,973
Weyerhaeuser Co. 5.95% 2008	$1,599	1,658
Weyerhaeuser Co. 6.75% 2012	2,390	2,586
ICI Wilmington, Inc. 5.625% 2013	4,000	4,044
Norske Skogindustrier ASA 7.625% 2011[2]	1,400	1,520
Norske Skogindustrier ASA 6.125% 2015[2]	100	99
Norske Skogindustrier ASA 7.125% 2033[2]	2,200	2,235
UPM-Kymmene Corp. 5.625% 2014[2]	3,485	3,540
Abitibi-Consolidated Inc. 8.55% 2010	1,000	1,023
Abitibi-Consolidated Co. of Canada 6.00% 2013	2,500	2,206
International Paper Co. 4.00% 2010	1,635	1,559
International Paper Co. 5.85% 2012	1,365	1,402
Building Materials Corp. of America, Series B, 8.00% 2007	250	259
Building Materials Corp. of America 8.00% 2008	420	428
Building Materials Corp. of America 7.75% 2014	2,275	2,218
Owens-Illinois, Inc. 7.35% 2008	750	769
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,090
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	1,110	1,049
Stone Container Corp. 8.375% 2012	500	478
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,312
Equistar Chemicals, LP 10.125% 2008	2,100	2,268
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	375	411
Rhodia 10.25% 2010	2,400	2,550
Earle M. Jorgensen Co. 9.75% 2012	2,100	2,289
Oregon Steel Mills, Inc. 10.00% 2009	2,000	2,165
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	1,850	2,067
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,984
Associated Materials Inc. 9.75% 2012	1,020	992
AMH Holdings, Inc. 0%/11.25% 2014[7]	1,860	939
Graphic Packaging International, Inc. 9.50% 2013	1,980	1,871
Georgia-Pacific Corp. 9.375% 2013	1,590	1,781
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	1,735	1,653
Ispat Inland ULC 9.75% 2014	1,300	1,514
Longview Fibre Co. 10.00% 2009	1,250	1,325
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,276
Nalco Co. 7.75% 2011	1,190	1,223
Temple-Inland Inc. 7.875% 2012	815	902
Rockwood Specialties Group, Inc. 7.50% 2014[2]	915	892
Huntsman LLC 11.50% 2012	759	871
Neenah Paper, Inc. 7.375% 2014	775	750
		64,752

UTILITIES — 0.95%
Edison Mission Energy 10.00% 2008	2,250	2,503
Edison Mission Energy 7.73% 2009	6,750	7,155
Edison Mission Energy 9.875% 2011	1,000	1,190
AES Corp. 9.50% 2009	2,800	3,066
AES Corp. 9.375% 2010	112	124
AES Corp. 8.75% 2013[2]	2,200	2,420
Dynegy Holdings Inc. 10.125% 2013[2]	4,600	5,152
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	1,535	1,549
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	3,089	3,486
PSEG Energy Holdings Inc. 8.625% 2008	1,775	1,864
PSEG Power LLC 7.75% 2011	2,500	2,802
Duke Capital Corp. 7.50% 2009	4,000	4,370
Exelon Corp. 4.45% 2010	1,500	1,454
Exelon Generation Co., LLC 6.95% 2011	1,680	1,835
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,150
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,215
Sierra Pacific Resources 8.625% 2014	550	609
NiSource Finance Corp. 7.625% 2005	2,000	2,007
Israel Electric Corp. Ltd. 7.70% 2018[2]	1,750	1,995
Cilcorp Inc. 9.375% 2029	1,185	1,706
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,6]	1,500	1,552
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[2]	1,500	1,534
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,450
Electricidad de Caracas Finance BV 10.25% 2014[2]	1,280	1,360
Constellation Energy Group, Inc. 6.125% 2009	1,000	1,042
		54,590

ENERGY — 0.50%
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,6]	5,000	5,026
Northwest Pipeline Corp. 8.125% 2010	1,850	1,984
Williams Companies, Inc. 8.75% 2032	1,660	1,967
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	3,425	3,172
Newfield Exploration Co. 8.375% 2012	1,175	1,275
Newfield Exploration Co. 6.625% 2014	1,225	1,280
General Maritime Corp. 10.00% 2013	2,300	2,542
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[6]	1,870	2,522
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	2,075	2,251
Encore Acquisition Co. 6.00% 2015[2]	2,000	1,960
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,6]	1,680	1,613
Petrozuata Finance, Inc., Series B, 8.22% 2017[6]	350	336
Premcor Refining Group Inc. 7.50% 2015	1,500	1,613
Pogo Producing Co. 6.875% 2017[2]	1,025	1,044
		28,585

CONSUMER STAPLES — 0.49%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010	500	555
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011	2,425	2,728
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012	4,675	5,259
Rite Aid Corp. 6.125% 2008[2]	1,600	1,528
Rite Aid Corp. 6.875% 2013	2,500	2,131
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	3,570	3,534
Pathmark Stores, Inc. 8.75% 2012	2,975	2,878
Gold Kist Inc. 10.25% 2014	1,804	2,048
CVS Corp. 6.117% 2013[2,6]	1,792	1,875
Playtex Products, Inc. 8.00% 2011	1,500	1,579
Playtex Products, Inc. 9.375% 2011	250	262
Spectrum Brands, Inc. 7.375% 2015	1,820	1,647
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,500	1,624
Elizabeth Arden, Inc. 7.75% 2014	425	435
		28,083

HEALTH CARE — 0.43%
Quintiles Transnational Corp. 10.00% 2013	3,525	3,983
Tenet Healthcare Corp. 7.375% 2013	2,440	2,324
Tenet Healthcare Corp. 9.25% 2015[2]	1,550	1,573
HealthSouth Corp. 8.375% 2011	1,810	1,733
HealthSouth Corp. 7.625% 2012	1,550	1,457
Concentra Operating Corp. 9.50% 2010	2,750	2,894
Warner Chilcott Corp. 8.75% 2015[2]	2,840	2,741
Aetna Inc. 7.375% 2006	2,650	2,681
Humana Inc. 7.25% 2006	2,500	2,543
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[2]	2,040	2,213
Team Health, Inc. 9.00% 2012	365	389
		24,531

INFORMATION TECHNOLOGY — 0.37%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,237
Amkor Technology, Inc. 9.25% 2008	2,350	2,215
Amkor Technology, Inc. 10.50% 2009	920	787
Motorola, Inc. 8.00% 2011	2,500	2,927
Iron Mountain Inc. 7.75% 2015	1,590	1,622
Iron Mountain Inc. 6.625% 2016	980	926
SunGard Data Systems Inc. 9.125% 2013[2]	2,140	2,228
Celestica Inc. 7.875% 2011	855	876
Celestica Inc. 7.625% 2013	1,145	1,148
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	1,935	1,867
Sanmina-SCI Corp. 10.375% 2010	1,500	1,661
		21,494

MUNICIPALS — 0.14%
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	2,893	2,895
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	2,000	2,220

State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2032	1,885	1,971

State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	980	1,087
		8,173

NON-U.S. GOVERNMENT BONDS & NOTES — 0.05%
Brazil (Federal Republic of) Global 10.25% 2013	2,250	2,683

Total bonds & notes (cost: $1,171,831,000)		1,172,435

Short-term securities — 10.71%

Procter & Gamble Co. 3.54%-3.72% due 10/14-11/17/2005[2]	43,000	42,879
Gannett Co. 3.57%-3.74% due 10/14-11/17/2005[2]	41,159	41,038
PepsiCo Inc. 3.55%-3.65% due 10/5-10/11/2005[2]	37,600	37,572
Colgate-Palmolive Co. 3.53%-3.73% due 10/3-10/20/2005[2]	36,300	36,254
Pfizer Inc 3.52%-3.71% due 10/3-11/21/2005[2]	35,200	35,096
Coca-Cola Co. 3.56%-3.61% due 10/21-11/7/2005	33,000	32,905
Hershey Co. 3.67%-3.68% due 10/21-10/27/2005[2]	31,000	30,921
Wal-Mart Stores Inc. 3.62%-3.69% due 10/12-11/8/2005[2]	29,450	29,372
Variable Funding Capital Corp. 3.68% due 11/3/2005[2]	28,800	28,706
U.S. Treasury Bills 3.13%-3.315% due 10/13/2005	28,700	28,667
CAFCO, LLC 3.81% due 11/10/2005[2]	25,400	25,290
NetJets Inc. 3.80% due 12/5/2005[2,12]	25,000	24,831
BellSouth Corp. 3.73% due 10/27/2005[2]	24,700	24,631
IBM Capital Inc. 3.72% due 10/25/2005[2]	24,200	24,137
Kimberly-Clark Worldwide Inc. 3.65% due 10/27/2005[2]	23,000	22,937
Freddie Mac 3.40%-3.54% due 10/4-10/31/2005	20,800	20,777
DuPont (E.I.) de Nemours & Co. 3.70% due 10/26/2005	20,000	19,946
Triple-A One Funding Corp. 3.76% due 10/21/2005[2]	13,800	13,770
SBC Communications Inc. 3.65% due 10/20/2005[2]	12,400	12,376
Estée Lauder Companies Inc. 3.70% due 10/17/2005[2]	12,000	11,979
Caterpillar Financial Services Corp. 3.68% due 10/12/2005	11,600	11,586
Ranger Funding Co. LLC 3.69% due 10/11/2005[2]	11,500	11,487
Abbott Laboratories Inc. 3.51% due 10/4/2005[2]	10,200	10,196
Anheuser-Busch Companies, Inc. 3.63% due 11/3/2005[2]	10,200	10,165
3M Co. 3.52% due 10/20/2005	10,000	9,980
Federal Home Loan Bank 3.74% due 12/2/2005[12]	9,000	8,944
Preferred Receivables Funding Corp. 3.54% due 10/4/2005[2]	8,000	7,997
General Electric Capital Corp. 3.85% due 10/3/2005	1,000	1,000

Total short-term securities (cost: $615,422,000)		615,439

Total investment securities (cost: $5,084,037,000)		5,747,114
Other assets less liabilities		(3,031)

Net assets		$5,744,083

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2005, appear below.

						Market value
					Dividend	of affiliates
					income	at 9/30/05
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)
Rosetta Resources	—	2,520,000	—	2,520,000	$ —	$40,320

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $715,651,000, which represented 12.46% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
4Valued under fair value procedures adopted by authority of the Board of Trustees.
5Coupon rate may change periodically.
6Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
7Step bond; coupon rate will increase at a later date.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Company not making scheduled interest payments; bankruptcy proceedings pending.
10Index-linked bond whose principal amount moves with a government retail price index.
11Company did not make principal payment upon scheduled maturity date; reorganization pending.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 787,601
Gross unrealized depreciation on investment securities	(127,736)
Net unrealized appreciation on investment securities	659,865
Cost of investment securities for federal income tax purposes	5,087,249

Bond Fund
Investment portfolio
September 30, 2005		unaudited

	Principal amount	Market value
Bonds & notes — 88.40%	(000)	(000)

CONSUMER DISCRETIONARY — 15.45%
Residential Capital Corp. 6.375% 2010[1]	$ 3,500	$ 3,549
General Motors Acceptance Corp. 7.75% 2010	3,555	3,449
General Motors Acceptance Corp. 6.875% 2011	4,435	4,039
General Motors Corp. 7.20% 2011	1,290	1,155
General Motors Acceptance Corp. 7.25% 2011	13,575	12,637
General Motors Acceptance Corp. 6.875% 2012	1,000	896
General Motors Acceptance Corp. 7.00% 2012	6,200	5,606
General Motors Corp. 7.25% 2013	€1,000	999
General Motors Acceptance Corp. 6.07% 2014[2]	$ 5,000	4,212
General Motors Corp. 7.70% 2016	2,000	1,610
General Motors Corp. 8.25% 2023	5,750	4,499
General Motors Acceptance Corp. 8.00% 2031	2,250	1,970
Ford Motor Credit Co. 7.375% 2009	14,625	14,139
Ford Motor Credit Co. 5.169% 2010[2]	3,670	3,348
Ford Motor Credit Co. 7.875% 2010	9,750	9,497
Ford Motor Credit Co. 7.375% 2011	3,750	3,591
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,750	4,004
DaimlerChrysler North America Holding Corp. 4.875% 2010	2,500	2,453
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	7,011
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,500	2,772
DaimlerChrysler North America Holding Corp. 7.30% 2012	1,500	1,631
Clear Channel Communications, Inc. 4.625% 2008	875	867
Clear Channel Communications, Inc. 6.625% 2008	750	775
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,579
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,561
Clear Channel Communications, Inc. 5.50% 2014	5,425	5,238
J.C. Penney Co., Inc. 8.00% 2010	5,585	6,130
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,939
J.C. Penney Co., Inc. 7.65% 2016	2,000	2,270
J.C. Penney Co., Inc. 7.95% 2017	1,000	1,165
J.C. Penney Co., Inc. 7.125% 2023	210	232
MGM MIRAGE 6.00% 2009	4,750	4,714
MGM MIRAGE 6.75% 2012	4,000	4,085
MGM MIRAGE 5.875% 2014	1,700	1,623
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,547
Harrah’s Operating Co., Inc. 8.00% 2011	1,000	1,119
Harrah’s Operating Co., Inc. 5.625% 2015[1]	4,250	4,209
Cox Communications, Inc. 4.407% 2007[2]	1,750	1,763
Cox Communications, Inc. 7.875% 2009	1,500	1,647
Cox Communications, Inc. 4.625% 2010	1,750	1,713
Cox Communications, Inc. 5.45% 2014	3,500	3,483
Liberty Media Corp. 7.75% 2009	1,750	1,843
Liberty Media Corp. 7.875% 2009	3,200	3,383
Liberty Media Corp. 5.70% 2013	3,000	2,745
Liberty Media Corp. 8.25% 2030	575	553
Delphi Automotive Systems Corp. 6.55% 2006	500	370
Delphi Automotive Systems Corp. 6.50% 2009	7,500	5,212
Delphi Corp. 6.50% 2013	480	324
Delphi Automotive Systems Corp. 7.125% 2029	1,750	1,129
Delphi Trust II, trust preferred securities, 6.197% 2033[2]	3,440	1,049
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[3]	1,225	882
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[3]	425	355
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	4,000	4,050
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	2,425	2,407
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,219
Royal Caribbean Cruises Ltd. 8.00% 2010	1,875	2,039
Royal Caribbean Cruises Ltd. 8.75% 2011	3,725	4,200
AOL Time Warner Inc. 6.125% 2006	2,250	2,269
AOL Time Warner Inc. 6.875% 2012	2,000	2,189
AOL Time Warner Inc. 7.625% 2031	2,250	2,644
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,276
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,820
Hilton Hotels Corp. 7.625% 2008	695	739
Hilton Hotels Corp. 7.20% 2009	825	892
Hilton Hotels Corp. 8.25% 2011	4,522	5,128
D.R. Horton, Inc. 8.00% 2009	3,700	3,986
D.R. Horton, Inc. 7.875% 2011	1,400	1,536
Schuler Homes, Inc. 10.50% 2011	250	271
D.R. Horton, Inc. 6.875% 2013	600	632
Visteon Corp. 8.25% 2010	4,100	3,915
Visteon Corp. 7.00% 2014	2,000	1,745
Radio One, Inc., Series B, 8.875% 2011	4,600	4,910
Radio One, Inc. 6.375% 2013[1]	650	643
Comcast Cable Communications, Inc. 8.375% 2007	750	792
Tele-Communications, Inc. 9.80% 2012	2,000	2,463
Comcast Corp. 6.50% 2015	1,750	1,894
ITT Corp. 6.75% 2005	500	503
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,829
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	1,575	1,725
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	1,650	1,642
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,400	1,110
Dex Media, Inc., Series B, 0%/9.00% 2013[3]	1,250	991
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,291
Toll Brothers, Inc. 6.875% 2012	1,500	1,613
Toll Brothers, Inc. 4.95% 2014	580	552
Toll Brothers Finance Corp. 5.15% 2015[1]	2,600	2,479
NTL Cable PLC 8.75% 2014	1,825	1,893
NTL Cable PLC 8.75% 2014	€1,000	1,262
NTL Cable PLC 9.75% 2014	£700	1,247
Grupo Posadas, SA de CV 8.75% 2011[1]	$4,000	4,300
Vidéotron Ltée 6.875% 2014	4,125	4,254
K. Hovnanian Enterprises, Inc. 10.50% 2007	1,000	1,092
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,107
Cinemark USA, Inc. 9.00% 2013	4,000	4,150
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,250	4,085
Toys “R” Us, Inc. 7.875% 2013	4,490	4,030
MDC Holdings, Inc. 5.50% 2013	3,885	3,826
Argosy Gaming Co. 7.00% 2014	3,070	3,421
Telenet Communications NV 9.00% 2013	€1,000	1,358
Telenet Group Holding NV 0%/11.50% 2014[1,3]	$2,500	2,056
Marriott International, Inc., Series F, 4.625% 2012	3,350	3,242
Univision Communications Inc. 3.875% 2008	2,000	1,930
Univision Communications Inc. 7.85% 2011	1,125	1,251
News America Inc. 4.75% 2010	2,000	1,995
News America Inc. 6.75% 2038	1,000	1,092
Pulte Homes, Inc. 8.125% 2011	1,395	1,561
Pulte Homes, Inc. 5.20% 2015	660	626
Pulte Homes, Inc. 7.875% 2032	750	864
Tribune Co. 4.875% 2010	3,000	2,991
Kabel Deutschland GmbH 10.625% 2014[1]	2,625	2,914
Dana Corp. 6.50% 2009	325	298
Dana Corp. 5.85% 2015	3,250	2,565
CSC Holdings, Inc., Series B, 8.125% 2009	750	759
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	988
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	975
American Media Operations, Inc. 8.875% 2011	3,030	2,697
EchoStar DBS Corp. 9.125% 2009	2,475	2,611
Young Broadcasting Inc. 10.00% 2011	2,716	2,580
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,494
Ryland Group, Inc. 5.375% 2012	2,400	2,348
TRW Automotive Acquisition Corp. 9.375% 2013	2,075	2,262
Staples, Inc. 7.375% 2012	2,000	2,250
Dillard’s, Inc. 6.30% 2008	700	707
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,533
RH Donnelley Inc. 8.875% 2010[1]	2,000	2,155
Centex Corp. 4.75% 2008	1,500	1,491
Centex Corp. 5.25% 2015	650	624
Reader’s Digest Association, Inc. 6.50% 2011	2,000	2,040
Tenneco Automotive Inc. 8.625% 2014	2,000	2,025
Six Flags, Inc. 8.875% 2010	1,000	995
Six Flags, Inc. 9.625% 2014	1,000	990
KB Home 6.25% 2015	2,000	1,949
Standard Pacific Corp. 5.125% 2009	2,000	1,890
Adelphia Communications Corp. 10.25% 2006[4]	1,000	745
Adelphia Communications Corp. 10.25% 2011[4]	1,450	1,109
Blockbuster Inc. 9.00% 2012[1]	2,000	1,660
Hyatt Equities, LLC 6.875% 2007[1]	1,500	1,530
AMC Entertainment Inc. 8.00% 2014	1,675	1,482
Cooper-Standard Automotive Inc. 8.375% 2014	1,750	1,479
Thomson Corp. 5.50% 2035	1,500	1,465
CanWest Media Inc., Series B, 8.00% 2012	1,358	1,448
William Lyon Homes, Inc. 7.625% 2012	1,500	1,429
Carnival Corp. 3.75% 2007	500	491
Carnival Corp. 6.15% 2008	750	776
Viacom Inc. 5.625% 2007	1,200	1,215
YUM! Brands, Inc. 7.70% 2012	1,000	1,149
Regal Cinemas Corp., Series B, 9.375% 2012[5]	1,000	1,058
Neiman Marcus Group, Inc. 9.00% 2015[1,6]	1,000	1,008
Cox Radio, Inc. 6.625% 2006	1,000	1,007
Gray Communications Systems, Inc. 9.25% 2011	875	952
Boyd Gaming Corp. 7.75% 2012	750	792
British Sky Broadcasting Group PLC 8.20% 2009	625	694
LBI Media, Inc. 10.125% 2012	250	271
RBS-Zero Editora Jornalística SA 11.00% 2010[1]	189	194
		357,692

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 14.85%
U.S. Treasury 5.75% 2005	$ 7,000	$ 7,017
U.S. Treasury 1.875% 2006	13,090	13,010
U.S. Treasury 2.50% 2006	45,200	44,755
U.S. Treasury 3.25% 2007	7,000	6,887
U.S. Treasury 3.625% 2008[7]	2,500	3,201
U.S. Treasury 4.75% 2008	4,000	4,065
U.S. Treasury 5.625% 2008	10,000	10,353
U.S. Treasury 3.625% 2009	46,500	45,563
U.S. Treasury 3.875% 2009	7,500	7,419
U.S. Treasury 3.875% 2009[7,8]	12,250	15,840
U.S. Treasury 6.00% 2009[8]	19,430	20,659
U.S. Treasury 5.00% 2011	4,200	4,365
U.S. Treasury 5.00% 2011	2,000	2,073
U.S. Treasury 10.375% 2012	1,000	1,125
U.S. Treasury 2.123% 2014[7]	5,750	6,202
U.S. Treasury 6.875% 2025	23,350	30,118
U.S. Treasury 5.25% 2028[8]	16,095	17,539
Freddie Mac 5.25% 2006	4,750	4,769
Freddie Mac 6.625% 2009	17,250	18,565
Freddie Mac 4.125% 2010	25,250	24,811
Freddie Mac 4.75% 2012	5,000	4,986
Federal Home Loan Bank 2.00% 2006	8,160	8,101
Federal Home Loan Bank 2.375% 2006	6,875	6,815
Federal Home Loan Bank 2.875% 2006	15,500	15,370
Federal Home Loan Bank 3.70% 2007	3,250	3,204
Federal Home Loan Bank 5.823% 2009	5,500	5,721
Fannie Mae 1.75% 2008	¥640,000	5,829
Republic of Egypt; United States Agency for International Development, 4.45% 2015	$ 5,000	4,935
Small Business Administration, Series 2001-20J, 5.76% 2021[9]	617	641
		343,938

FINANCIALS — 11.23%
International Lease Finance Corp. 3.75% 2007	665	654
AIG SunAmerica Global Financing XII 5.30% 2007[1]	4,000	4,042
AIG SunAmerica Global Financing VII 5.85% 2008[1]	1,000	1,030
International Lease Finance Corp., Series O, 4.55% 2009	7,000	6,971
International Lease Finance Corp. 5.00% 2010	1,035	1,040
HBOS PLC 5.375% (undated)[1,2]	4,500	4,538
HBOS PLC 5.92% (undated)[1,2]	7,400	7,432
Bank of Scotland 7.00% (undated)[1,2]	480	500
CIT Group Inc. 5.91% 2005	1,000	1,002
CIT Group Inc. 3.65% 2007	3,585	3,514
CIT Group Inc. 5.75% 2007	1,500	1,531
CIT Group Inc. 7.375% 2007	1,500	1,560
CIT Group Inc. 6.875% 2009	2,500	2,692
CIT Group Inc. 7.75% 2012	750	861
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)[1,2]	10,090	9,730
Washington Mutual, Inc. 5.625% 2007	750	760
Washington Mutual, Inc. 4.375% 2008	750	745
Washington Mutual, Inc. 4.00% 2009	500	488
Washington Mutual, Inc. 3.899% 2010[2]	5,600	5,618
Washington Mutual Bank, FA 6.875% 2011	1,250	1,364
Abbey National PLC 6.70% (undated)[2]	5,600	5,855
Abbey National PLC 7.35% (undated)[2]	3,000	3,080
J.P. Morgan Chase & Co. 6.75% 2011	2,000	2,167
J.P. Morgan Chase & Co. 5.75% 2013	750	781
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,931
J.P. Morgan Chase & Co. 4.891% 2015	2,500	2,497
Host Marriott, LP, Series M, 7.00% 2012	3,150	3,209
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,539
Host Marriott, LP, Series O, 6.375% 2015	2,850	2,779
Bayerische Landesbank, Series F, 2.50% 2006	1,500	1,488
Bayerische Landesbank Girozentrale, Series 103, 1.40% 2013	¥640,000	5,712
Lazard LLC 7.125% 2015[1]	$6,840	6,803
iStar Financial, Inc. 7.00% 2008	950	992
iStar Financial, Inc. 8.75% 2008	309	339
iStar Financial, Inc. 5.375% 2010	3,500	3,507
iStar Financial, Inc. 6.00% 2010	750	771
iStar Financial, Inc., Series B, 5.125% 2011	1,000	986
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	6,500	6,481
Resona Bank, Ltd. 4.125% (undated)[2]	€970	1,158
Resona Bank, Ltd. 5.85% (undated)[1,2]	$4,250	4,203
Resona Bank, Ltd 7.191% (undated)[1,2]	965	1,001
Citigroup Inc. 4.25% 2009	3,000	2,960
Citigroup Inc. 4.125% 2010	3,000	2,932
HVB Funding Trust I 8.741% 2031[1]	1,900	2,483
HVB Funding Trust III 9.00% 2031[1]	2,500	3,345
Capital One Bank 6.875% 2006	1,500	1,512
Capital One Financial Corp. 4.738% 2007	3,000	3,000
Capital One Financial Corp. 8.75% 2007	800	842
Capital One Capital I 5.243% 2027[1,2]	250	252
CNA Financial Corp. 6.75% 2006	230	235
CNA Financial Corp. 6.60% 2008	1,736	1,812
CNA Financial Corp. 5.85% 2014	3,125	3,077
Nationwide Life Insurance Co. 5.35% 2007[1]	1,000	1,008
North Front Pass Through Trust 5.81% 2024[1,2,9]	3,125	3,148
Nationwide Mutual Insurance Co. 7.875% 2033[1]	750	915
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,901
New York Life Global Funding 3.875% 2009[1]	2,250	2,197
New York Life Global Funding 4.625% 2010[1]	2,500	2,490
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,686
Rouse Co. 3.625% 2009	1,140	1,066
Rouse Co. 7.20% 2012	3,360	3,552
Downey Financial Corp. 6.50% 2014	4,500	4,611
Liberty Mutual Group Inc. 6.50% 2035[1]	4,845	4,561
Household Finance Corp. 4.125% 2009	2,000	1,950
HSBC Finance Corp. 4.625% 2010	1,500	1,482
Household Finance Corp. 6.375% 2011	1,000	1,071
Development Bank of Singapore Ltd. 7.875% 2009[1]	4,000	4,432
XL Capital Ltd. 5.25% 2014	1,180	1,140
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	750	753
Twin Reefs Asset Trust (XLFA), Series B, 4.728% (undated)[1,2,9]	2,500	2,495
PRICOA Global Funding I 4.20% 2010[1]	2,750	2,690
Prudential Holdings, LLC, Series C, 8.695% 2023[1,9]	1,250	1,602
USA Education, Inc. 5.625% 2007	3,250	3,301
SLM Corp., Series A, 4.50% 2010	1,000	987
Met Life Global Funding I 2.60% 2008[1]	4,450	4,209
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,500	2,430
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,700	1,617
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	3,000	3,159
U.S. Bancorp 4.40% 2008	3,000	2,986
Kimco Realty Corp. 6.00% 2012	500	526
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,438
Bank of America Corp. 4.375% 2010	3,000	2,948
Deutsche Bank Capital Funding Trust I, 7.872% (undated)[1,2]	2,500	2,745
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	497
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,051
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	979
Monumental Global Funding II, Series 2003-F, 3.45% 2007[1]	1,800	1,767
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]	750	755
EOP Operating LP 8.10% 2010	500	562
EOP Operating LP 6.75% 2012	750	812
EOP Operating LP 4.75% 2014	1,000	965
LaBranche & Co Inc. 9.50% 2009	2,185	2,327
ProLogis Trust 7.05% 2006	250	254
ProLogis Trust 5.50% 2013	2,000	2,046
Protective Life Insurance Co. 4.85% 2010	2,250	2,259
BNP Paribas 5.186% noncumulative (undated)[1,2]	2,200	2,164
Allstate Financial Global Funding LLC 5.25% 2007[1]	750	755
Allstate Financial Global Funding LLC 4.25% 2008[1]	1,250	1,235
Developers Diversified Realty Corp. 3.875% 2009	1,000	965
Developers Diversified Realty Corp. 4.625% 2010	1,000	977
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]	2,000	1,924
Hospitality Properties Trust 6.75% 2013	1,500	1,609
MBNA Corp., Series F, 6.125% 2013	1,500	1,603
Banco Santander-Chile 5.375% 2014[1]	1,500	1,510
City National Corp. 5.125% 2013	1,500	1,503
Barclays Bank PLC 8.55% (undated)[1,2]	1,250	1,467
Kazkommerts International BV 7.00% 2009[1]	500	519
Kazkommerts International BV 7.875% 2014[1]	800	847
First Industrial, LP 6.875% 2012	1,250	1,334
ReliaStar Financial Corp. 8.00% 2006	250	257
ING Security Life Institutional Funding 2.70% 2007[1]	1,000	970
Zions Bancorporation 6.00% 2015	1,000	1,064
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,032
ACE INA Holdings Inc. 5.875% 2014	1,000	1,019
Assurant, Inc. 5.625% 2014	1,000	1,017
Simon Property Group, LP 4.875% 2010	1,000	998
Chohung Bank 4.50% 2014[2]	1,030	998
ERP Operating LP 4.75% 2009	1,000	993
Hartford Financial Services Group, Inc. 2.375% 2006	1,000	987
Providian Financial Corp., Series A, 9.525% 2027[1]	750	821
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	500	539
Advanta Capital Trust I, Series B, 8.99% 2026	500	507
TuranAlem Finance BV 8.50% 2015[1]	375	399
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	393
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	250	272
National Westminster Bank PLC 7.75% (undated)[2]	250	264
		260,113

TELECOMMUNICATION SERVICES — 7.58%
Sprint Capital Corp. 4.78% 2006	1,500	1,503
US Unwired Inc., Series B, 10.00% 2012	1,000	1,155
Nextel Communications, Inc. 6.875% 2013	6,410	6,810
Nextel Communications, Inc. 7.375% 2015	25,920	27,772
Sprint Capital Corp. 6.875% 2028	1,250	1,385
Qwest Capital Funding, Inc. 7.75% 2006	625	634
U S WEST Capital Funding, Inc. 6.375% 2008	100	98
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,810
Qwest Services Corp. 13.50% 2010	7,037	8,093
Qwest Capital Funding, Inc. 7.25% 2011	3,200	3,064
Qwest Corp. 8.875% 2012	1,250	1,372
Qwest Services Corp. 14.00% 2014	5,000	6,087
U S WEST Capital Funding, Inc. 6.875% 2028	2,300	1,903
American Tower Corp. 7.25% 2011	1,825	1,948
American Tower Corp. 7.125% 2012	5,250	5,539
American Tower Corp. 7.50% 2012	4,500	4,792
France Télécom 7.75% 2011[2]	10,250	11,652
Dobson Communications Corp. 10.875% 2010	3,500	3,714
American Cellular Corp., Series B, 10.00% 2011	4,750	5,201
Dobson Cellular Systems, Inc. 9.875% 2012	500	550
Dobson Communications Corp. 8.875% 2013	688	691
SBC Communications Inc. 4.125% 2009	2,500	2,439
SBC Communications Inc. 5.10% 2014	5,950	5,906
AT&T Corp. 9.05% 2011[2]	6,580	7,444
Rogers Wireless Inc. 7.25% 2012	3,825	4,064
Rogers Wireless Inc. 7.50% 2015	1,975	2,138
Rogers Cantel Inc. 9.75% 2016	500	606
Telecom Italia Capital SA, Series B, 5.25% 2013	2,750	2,735
Telecom Italia Capital SA 4.95% 2014[1]	2,500	2,424
Telecom Italia Capital SA 5.25% 2015	1,000	985
Cingular Wireless LLC 5.625% 2006	1,000	1,012
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,154
AT&T Wireless Services, Inc. 8.125% 2012	2,500	2,936
Cincinnati Bell Inc. 7.25% 2013	5,250	5,604
Intelsat, Ltd. 8.695% 2012[1,2]	3,325	3,400
Intelsat, Ltd. 8.25% 2013[1]	1,775	1,795
Triton PCS, Inc. 9.375% 2011	1,000	825
Triton PCS, Inc. 8.50% 2013	3,250	3,112
Hawaiian Telcom Communications, Inc. 9.75% 2013[1]	2,600	2,665
Hawaiian Telcom Communications, Inc. 12.50% 2015[1]	1,125	1,142
MetroPCS, Inc. 10.75% 2007[2]	500	525
MetroPCS, Inc. 8.25% 2011[2]	3,000	3,090
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	3,090	3,121
BellSouth Corp. 5.20% 2016	3,000	2,994
Centennial Cellular Corp. 10.75% 2008	324	335
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,130
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	1,000	1,062
NTELOS Inc. 9.03% 2012[2]	2,500	2,488
Deutsche Telekom International Finance BV 8.75% 2030[2]	1,250	1,619
ALLTEL Corp. 4.656% 2007	1,600	1,599
Verizon Global Funding Corp. 7.75% 2030	1,230	1,503
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	1,000	1,126
TELUS Corp. 8.00% 2011	750	859
Koninklijke KPN NV 8.00% 2010	750	851
Singapore Telecommunications Ltd. 6.375% 2011[1]	750	808
Nextel Partners, Inc. 12.50% 2009	684	734
SBA Communications Corp. 8.50% 2012	350	382
GT Group Telecom Inc. 13.25% 2010[4,5]	1,000	—
		175,385

MORTGAGE-BACKED OBLIGATIONS[9]— 6.40%
Fannie Mae, Series 2000-T5B, 7.30% 2010	6,500	7,198
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,204
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,187
Fannie Mae 6.00% 2013	111	114
Fannie Mae 6.00% 2016	157	161
Fannie Mae 6.00% 2016	99	102
Fannie Mae 6.00% 2017	720	741
Fannie Mae 10.00% 2018	18	20
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[2]	228	255
Fannie Mae 7.00% 2026	84	89
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	290	305
Fannie Mae 6.50% 2031	25	26
Fannie Mae 7.50% 2031	46	49
Fannie Mae, Series 2001-20, Class C, 11.998% 2031[2]	146	168
Fannie Mae 6.00% 2034	7,698	7,829
Fannie Mae 6.00% 2034	4,781	4,862
Fannie Mae 6.00% 2034	1,321	1,344
Fannie Mae 5.00% 2035	3,411	3,339
Fannie Mae 5.50% 2035	1,881	1,882
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	208	217
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	186	196
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	291	306
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,980	3,009
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,424	2,439
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,945	4,987
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	4,747	4,790
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,668
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,382	4,299
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	804
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,984
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	3,000	2,950
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	6,300	6,199
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	2,500	2,548
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,989
Government National Mortgage Assn. 5.50% 2017	594	608
Government National Mortgage Assn. 6.50% 2034	163	170
Government National Mortgage Assn. 7.00% 2034	387	409
Government National Mortgage Assn. 5.50% 2035	4,966	5,006
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,534
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,475
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]	5,000	5,259
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034	503	505
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	205	205
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036	970	998
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	2,232	2,194
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,225	1,272
Nykredit 4.00% 2035	DKr24,175	3,843
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	3,622	3,645
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	750	784
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	932	966
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,661	1,806
Freddie Mac 4.00% 2015	2,756	2,651
Freddie Mac 6.00% 2034	541	550
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,489	1,612
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.61% 2034[2]	1,489	1,467
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	2,574	2,769
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,739
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.431% 2030[2]	1,250	1,309
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.431% 2030[2]	1,000	1,060
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.704% 2034[2]	2,296	2,296
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1-A-14, 5.50% 2035	2,005	2,024
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	495	513
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,335
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029[1]	613	622
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	935	972
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,305
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.999% 2034[2]	1,148	1,140
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,000	1,072
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.125% 2033[2]	1,023	1,015
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]	1,004	990
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	916	937
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	823
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]	723	727
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033[2]	596	592
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	557
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	525
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	420	425
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[1,2]	134	137
		148,103

INDUSTRIALS — 5.69%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005[9]	500	499
Continental Airlines, Inc. 8.00% 2005	1,000	997
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[9]	1,000	964
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[9]	3,570	3,557
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	2,874	2,780
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	1,004	982
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	1,235	1,211
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021[9]	807	767
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	2,484	2,467
Allied Waste North America, Inc. 8.50% 2008	4,750	4,976
Allied Waste North America, Inc., Series B, 8.875% 2008	1,500	1,571
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,197
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	938
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,880
Allied Waste North America, Inc. 7.25% 2015[1]	2,000	1,980
TFM, SA de CV 10.25% 2007	3,335	3,585
TFM, SA de CV 9.375% 2012[1]	4,400	4,774
TFM, SA de CV 12.50% 2012	2,730	3,180
Cendant Corp. 6.25% 2008	4,200	4,303
Cendant Corp. 7.375% 2013	4,405	4,823
Bombardier Capital Inc., Series A, 6.125% 2006[1]	3,165	3,185
Bombardier Inc. 6.30% 2014[1]	5,900	5,251
Kansas City Southern Railway Co. 9.50% 2008	4,950	5,451
Kansas City Southern Railway Co. 7.50% 2009	2,650	2,789
Hutchison Whampoa International Ltd. 7.00% 2011[1]	1,000	1,090
Hutchison Whampoa International Ltd. 6.50% 2013[1]	5,750	6,155
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[1]	500	572
Terex Corp. 9.25% 2011	1,250	1,350
Terex Corp. 7.375% 2014	6,000	6,090
Tyco International Group SA 6.125% 2008	2,375	2,462
Tyco International Group SA 6.375% 2011	2,520	2,689
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,266
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,066
General Electric Co. 5.00% 2013	2,750	2,777
American Standard Inc. 8.25% 2009	1,700	1,880
American Standard Inc. 7.625% 2010	2,300	2,526
H-Lines Finance Holding Corp. 0%/11.00% 2013[1,3]	4,000	3,340
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,9]	1,056	1,114
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,9]	2,058	2,207
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	2,994	3,035
THL Buildco, Inc. 8.50% 2014	3,225	2,983
Waste Management, Inc. 7.00% 2006	1,000	1,022
Waste Management, Inc. 7.375% 2010	650	716
WMX Technologies, Inc. 7.10% 2026	500	566
Northwest Airlines, Inc. 8.70% 2007[4]	675	196
Northwest Airlines, Inc. 9.875% 2007[4]	2,000	585
Northwest Airlines, Inc. 7.875% 2008[4]	1,000	288
Northwest Airlines, Inc. 10.00% 2009[4]	2,750	804
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[9]	390	391
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	2,000	2,036
Builders FirstSource, Inc. 8.04% 2012[1,2]	2,000	2,030
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[9]	493	532
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[9]	1,495	1,445
John Deere Capital Corp. 3.90% 2008	1,500	1,477
Deere & Co. 8.95% 2019	250	284
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,9]	386	159
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012[4,9]	1,674	1,600
Dyncorp International LLC 9.50% 2013[1]	1,500	1,575
Standard Aero Holdings, Inc. 8.25% 2014	1,575	1,532
Williams Scotsman, Inc. 8.50% 2015[1]	1,500	1,526
K&F Industries, Inc. 7.75% 2014	1,400	1,421
Delta Air Lines, Inc. 8.00% 2007[1,4]	1,500	270
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010[9]	1,000	652
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[9]	372	207
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[9]	1,000	1,009
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[9]	997	1,008
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,9]	669	678
Jet Equipment Trust, Series 1994-A, 11.79% 2013[1,4]	250	—
		131,718

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 5.54%
German Government 4.50% 2006	€3,135	3,841
German Government 5.25% 2008	5,650	7,205
German Government 5.25% 2011	1,750	2,358
German Government 4.25% 2014	8,765	11,467
French Government O.A.T. Eurobond 4.00% 2009	9,805	12,360
French Government O.A.T. Eurobond 4.75% 2035	6,445	9,359
United Kingdom 7.50% 2006	£3,595	$ 6,577
United Kingdom 4.75% 2032	1,060	1,912
United Kingdom 4.75% 2015	3,115	5,701
United Kingdom 4.25% 2032	3,390	5,985
Spanish Government 4.25% 2007	€9,930	12,383
United Mexican States Government Global 4.625% 2008	$2,735	2,725
United Mexican States Government Global 8.625% 2008	2,500	2,725
United Mexican States Government Global 10.375% 2009	500	585
United Mexican States Government Global 9.875% 2010	1,000	1,192
United Mexican States Government Global 11.375% 2016	1,750	2,586
United Mexican States Government Global 7.50% 2033	1,080	1,255
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,750	8,927
Russian Federation 8.25% 2010	3,500	3,799
Russian Federation 8.25% 2010[1]	2,000	2,171
KfW International Finance Inc. 1.75% 2010	¥625,000	5,772
Panama (Republic of) Global 10.75% 2020	$ 275	384
Panama (Republic of) Global 9.375% 2023	2,145	2,719
Panama (Republic of) Global 9.375% 2029	1,000	1,275
Queensland Treasury Corp. 6.00% 2015	A$4,430	3,504
Brazil (Federal Republic of) Global 14.50% 2009	$1,500	1,954
Brazil (Federal Republic of) Global 10.25% 2013	375	447
Brazil (Federal Republic of) Global 11.00% 2040	500	614
Argentina (Republic of) 3.504% 2012[2]	2,000	1,591
Canadian Government 5.195% 2026[7]	C$1,000	1,554
El Salvador (Republic of) 7.65% 2035	$ 790	828
El Salvador (Republic of) 7.65% 2035[1]	475	498
Dominican Republic 9.04% 2018[1,6]	1,045	1,165
State of Qatar 9.75% 2030	500	770
		128,188

MATERIALS — 5.35%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,451
Abitibi-Consolidated Finance LP 7.875% 2009	5,500	5,486
Abitibi-Consolidated Co. of Canada 7.37% 2011[2]	3,500	3,517
Abitibi-Consolidated Co. of Canada 8.375% 2015	8,500	8,394
Georgia-Pacific Corp. 7.50% 2006	1,000	1,016
Fort James Corp. 6.875% 2007	1,625	1,682
Georgia-Pacific Corp. 8.875% 2010	2,050	2,296
Georgia-Pacific Corp. 8.125% 2011	2,700	2,997
Georgia-Pacific Corp. 9.50% 2011	575	681
Georgia-Pacific Corp. 9.375% 2013	910	1,019
Georgia-Pacific Corp. 7.70% 2015	600	665
Georgia-Pacific Corp. 8.875% 2031	500	594
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	9,525	9,073
JSG Funding PLC 9.625% 2012	575	581
JSG Funding PLC 7.75% 2015	€3,000	3,174
JSG Funding PLC 7.75% 2015	$2,000	1,710
JSG Holdings PLC 11.50% 2015[6]	€3,058	3,273
Rhodia SA 8.00% 2010	2,300	2,765
Rhodia 10.25% 2010	$2,500	2,656
Rhodia SA 9.25% 2011	€2,500	2,990
Owens-Brockway Glass Container Inc. 8.875% 2009	$2,500	2,637
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,441
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,533
Stone Container Corp. 9.25% 2008	$650	666
Stone Container Corp. 9.75% 2011	950	969
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,890
Stone Container Corp. 8.375% 2012	250	239
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,534
Norske Skogindustrier ASA 7.625% 2011[1]	4,000	4,343
Norske Skogindustrier ASA 6.125% 2015[1]	1,500	1,491
Lyondell Chemical Co. 9.50% 2008	2,300	2,421
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	750	784
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	1,500	1,642
Weyerhaeuser Co. 5.95% 2008	533	553
Weyerhaeuser Co. 6.75% 2012	2,000	2,164
Weyerhaeuser Co. 7.375% 2032	1,000	1,135
Graphic Packaging International, Inc. 8.50% 2011	2,975	2,930
Graphic Packaging International, Inc. 9.50% 2013	500	472
Luscar Coal Ltd. 9.75% 2011	2,750	2,984
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	354
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,810
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	455
Sino-Forest Corp. 9.125% 2011[1]	2,315	2,512
United States Steel Corp. 9.75% 2010	2,103	2,319
Neenah Paper, Inc. 7.375% 2014	2,325	2,249
Airgas, Inc. 6.25% 2014	2,000	2,030
Alcan Inc. 5.00% 2015	2,000	1,971
Building Materials Corp. of America 7.75% 2014	2,000	1,950
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,930
Steel Dynamics, Inc. 9.50% 2009	1,750	1,868
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	1,862
Domtar Inc. 7.125% 2015	$2,000	1,844
Crompton Corp. 9.672% 2010[2]	1,600	1,772
Associated Materials Inc. 9.75% 2012	1,750	1,702
International Paper Co. 5.85% 2012	1,500	1,540
Teck Cominco Ltd. 6.125% 2035	1,500	1,476
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[3]	1,044	736
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	726
Corporación Nacional del Cobre de Chile 5.625% 2035[1]	1,250	1,242
Oregon Steel Mills, Inc. 10.00% 2009	1,000	1,083
Allegheny Technologies, Inc. 8.375% 2011	500	540
		123,819

UTILITIES — 3.70%
AES Corp. 9.50% 2009	695	761
AES Corp. 9.375% 2010	4,019	4,451
AES Corp. 8.75% 2013[1]	6,350	6,985
AES Corp. 9.00% 2015[1]	350	386
AES Ironwood, LLC 8.857% 2025[9]	1,176	1,340
AES Red Oak, LLC, Series B, 9.20% 2029[9]	2,500	2,863
Edison Mission Energy 10.00% 2008	3,000	3,338
Mission Energy Holding Co. 13.50% 2008	1,525	1,803
Edison Mission Energy 7.73% 2009	1,500	1,590
Edison Mission Energy 9.875% 2011	3,438	4,091
Midwest Generation, LLC, Series B, 8.56% 2016[9]	1,798	1,979
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,636
Dynegy Holdings Inc. 9.875% 2010[1]	3,225	3,531
Dynegy Holdings Inc. 10.125% 2013[1]	4,750	5,320
Southern Power Co., Series B, 6.25% 2012	6,000	6,407
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[1]	5,875	6,007
American Electric Power Co., Inc., Series A, 6.125% 2006	921	930
American Electric Power Co., Inc. 4.709% 2007[2]	5,000	4,995
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,775
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,500	1,514
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,087	3,444
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	149
Commonwealth Edison Co., Series 99, 3.70% 2008	1,500	1,459
Exelon Generation Co., LLC 6.95% 2011	1,300	1,420
Constellation Energy Group, Inc. 6.125% 2009	2,550	2,658
Drax Holdings Ltd., Series A-1, 7.173% 2015[1,2]	£235	417
Drax Holdings Ltd., Series A-2, unit 8.673% 2015[1,2,10]	278	1,946
Drax Holdings Ltd., Series A-3, 9.673% 2020[1,2]	52	—
Drax Holdings Ltd., Series B, 6.918% 2025[1,2,4]	50	116
Duke Capital Corp. 6.25% 2013	$1,000	1,053
Duke Capital Corp. 5.50% 2014	1,000	1,008
SP PowerAssets Ltd. 3.80% 2008[1]	2,000	1,952
NiSource Finance Corp. 7.625% 2005	1,250	1,255
Israel Electric Corp. Ltd. 7.70% 2018[1]	1,000	1,140
Cilcorp Inc. 8.70% 2009	1,000	1,131
PSEG Energy Holdings Inc. 8.625% 2008	1,000	1,050
Oncor Electric Delivery Co. 6.375% 2012	800	858
		85,758

ENERGY — 3.14%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,9]	5,133	4,969
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	71	69
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	675	792
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,9]	360	422
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,9]	7,500	7,504
Premcor Refining Group Inc. 9.25% 2010	3,750	4,097
Premcor Refining Group Inc. 6.125% 2011	2,000	2,100
Premcor Refining Group Inc. 6.75% 2011	2,700	2,902
Premcor Refining Group Inc. 9.50% 2013	650	736
Premcor Refining Group Inc. 6.75% 2014	2,000	2,140
Premcor Refining Group Inc. 7.50% 2015	275	296
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,9]	6,250	6,422
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	3,000	3,082
Williams Companies, Inc. 7.125% 2011	500	526
Williams Companies, Inc. 8.125% 2012	4,030	4,423
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,9]	4,855	4,783
Newfield Exploration Co. 8.375% 2012	3,250	3,526
Newfield Exploration Co. 6.625% 2014	1,000	1,045
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,9]	4,150	4,138
Devon Energy Corp. 7.95% 2032	2,750	3,517
General Maritime Corp. 10.00% 2013	2,800	3,094
Overseas Shipholding Group, Inc. 8.25% 2013	525	567
Overseas Shipholding Group, Inc. 7.50% 2024	1,925	1,920
Encore Acquisition Co. 6.00% 2015[1]	2,500	2,450
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,9]	2,500	2,400
Teekay Shipping Corp. 8.875% 2011	1,900	2,176
Pogo Producing Co. 6.875% 2017[1]	1,175	1,197
Southern Natural Gas Co. 8.00% 2032	750	832
Reliance Industries Ltd., Series B, 10.25% 2097	500	600
		72,725

INFORMATION TECHNOLOGY — 2.64%
Electronic Data Systems Corp. 6.334% 2006	2,000	2,025
Electronic Data Systems Corp. 7.125% 2009	3,500	3,752
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	10,025	10,285
Electronic Data Systems Corp. 7.45% 2029	1,250	1,314
Celestica Inc. 7.875% 2011	5,650	5,791
Celestica Inc. 7.625% 2013	3,450	3,459
Sanmina-SCI Corp. 10.375% 2010	3,750	4,153
Sanmina-SCI Corp. 6.75% 2013	4,000	3,820
Nortel Networks Ltd. 6.125% 2006	5,975	6,005
Xerox Corp. 7.125% 2010	5,000	5,288
Motorola, Inc. 7.625% 2010	239	271
Motorola, Inc. 8.00% 2011	2,000	2,341
Motorola, Inc. 7.50% 2025	500	604
Motorola, Inc. 6.50% 2028	250	275
Motorola, Inc. 5.22% 2097	1,000	830
Jabil Circuit, Inc. 5.875% 2010	3,500	3,589
Freescale Semiconductor, Inc. 6.875% 2011	2,400	2,532
Amkor Technology, Inc. 10.50% 2009	325	278
Amkor Technology, Inc. 7.125% 2011	1,600	1,388
Amkor Technology, Inc. 7.75% 2013	75	65
Viasystems, Inc. 10.50% 2011	1,500	1,481
SunGard Data Systems Inc. 9.125% 2013[1]	1,000	1,041
Solectron Corp., Series B, 7.375% 2006	625	631
Exodus Communications, Inc. 11.625% 2010[4,5]	382	—
		61,218

ASSET-BACKED OBLIGATIONS[9]— 2.48%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	3,000	2,952
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[1]	3,250	3,183
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]	5,000	5,038
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,229
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,726
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	2,309	2,365
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	3,300	3,443
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032	2,000	1,960
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.11% 2033[2]	2,500	2,506
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[1]	3,000	2,987
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,959
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2, 2.71% 2026	428	427
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.06% 2035[2]	2,500	2,503
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,696
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.14% 2035[2]	2,500	2,504
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,243
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[4]	1,699	1,614
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[1]	1,585	1,585
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]	1,500	1,570
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	1,500	1,478
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[1]	1,250	1,245
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 4.468% 2010[1,2]	750	755
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[1]	685	719
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	717	716
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	591	591
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]	578	567
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	525	525
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]	297	295
		57,381

CONSUMER STAPLES — 2.03%
Ahold Finance U.S.A., Inc. 6.25% 2009	2,105	2,137
Ahold Finance U.S.A., Inc. 8.25% 2010	6,005	6,575
Ahold Finance U.S.A., Inc. 6.50% 2017	£525	926
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[9]	$ 233	253
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	2,825	3,166
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	818
Jean Coutu Group (PJC) Inc. 8.50% 2014	6,800	6,800
Delhaize America, Inc. 8.125% 2011	6,400	6,968
Spectrum Brands, Inc. 7.375% 2015	7,375	6,674
CVS Corp. 6.117% 2013[1,9]	1,344	1,406
CVS Corp. 5.298% 2027[1,9]	2,306	2,330
Stater Bros. Holdings Inc. 7.37% 2010[2]	2,550	2,525
Stater Bros. Holdings Inc. 8.125% 2012	1,000	992
Rite Aid Corp. 6.875% 2013	2,125	1,812
Gold Kist Inc. 10.25% 2014	1,371	1,556
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010	1,000	1,110
Duane Reade Inc. 8.37% 2010[2]	1,000	960
		47,008

HEALTH CARE — 1.61%
Columbia/HCA Healthcare Corp. 7.00% 2007	2,500	2,568
HCA Inc. 5.50% 2009	6,150	6,054
Concentra Operating Corp. 9.50% 2010	4,000	4,210
Concentra Operating Corp. 9.125% 2012	3,250	3,396
Mylan Laboratories Inc. 5.75% 2010[1]	3,000	3,019
Tenet Healthcare Corp. 6.375% 2011	1,000	937
Tenet Healthcare Corp. 9.875% 2014	1,000	1,050
Tenet Healthcare Corp. 9.25% 2015[1]	750	761
Amgen Inc. 4.00% 2009	2,500	2,446
Triad Hospitals, Inc. 7.00% 2012	2,250	2,323
Health Net, Inc. 9.875% 2011[2]	1,875	2,210
Universal Hospital Services, Inc., Series B, 10.125% 2011	2,000	2,060
Humana Inc. 7.25% 2006	1,500	1,526
Aetna Inc. 7.375% 2006	1,400	1,416
Quintiles Transnational Corp. 10.00% 2013	1,250	1,413
UnitedHealth Group Inc. 5.20% 2007	1,000	1,006
Warner Chilcott Corp. 8.75% 2015[1]	1,000	965
		37,360

MUNICIPALS — 0.71%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	3,060	3,274
State of Virginia, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	3,000	3,114
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021	1,240	1,262
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	1,500	1,665
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	1,165	1,180
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	750	837
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,619
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,578	1,548
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	1,500	1,499
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	463	463
		16,461

Total bonds & notes (cost: $2,041,893,000)		$2,046,867

	Shares or
Convertible securities — 0.41%	principal amount

CONSUMER DISCRETIONARY — 0.22%
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	$648,000	637
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€3,061,000	3,735
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	19,000	693
		5,065

INFORMATION TECHNOLOGY — 0.10%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$1,500,000	1,455
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$1,000,000	967
		2,422

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	1,997

Total convertible securities (cost: $7,299,000)		9,484

Rights & warrants — 0.04%	Shares

TELECOMMUNICATION SERVICES — 0.04%
American Tower Corp., warrants, expire 2008[1,11]	3,000	993
XO Communications, Inc., Series A, warrants, expire 2010[11]	1,698	1
XO Communications, Inc., Series B, warrants, expire 2010[11]	1,273	—
XO Communications, Inc., Series C, warrants, expire 2010[11]	1,273	—
GT Group Telecom Inc., warrants, expire 2010[1,5,11]	1,000	—

Total rights & warrants (cost: $54,000)		994

Preferred stocks — 2.93%

FINANCIALS — 2.92%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	6,430,000	7,178
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]	6,075,000	6,617
Principal Financial Group, Inc. Series A, 5.563% preferred	120,000	12,180
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,030,000	9,534
Fannie Mae, Series O, 7.00% preferred[1]	125,000	6,883
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]	4,650,000	5,231
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	4,250,000	4,897
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]	3,750,000	4,141
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%[2]	2,200,000	2,218
RBS Capital Trust I 4.709% noncumulative trust preferred[2]	1,500,000	1,449
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	1,175,000	1,243
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	850,000	1,001
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	65,000	1,781
ACE Ltd., Series C, 7.80% preferred depositary shares	42,760	1,127
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	750,000	840
First Republic Capital Corp., Series A, 10.50% preferred[1]	750	825
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	20,000	543
		67,688

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[11]	5,000	$2

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[5,11]	55	—

MISCELLANEOUS — 0.01%
Other preferred stocks in initial period of acquisition		218

Total preferred stocks (cost: $65,463,000)		67,908

Common stocks — 0.06%

TELECOMMUNICATION SERVICES — 0.04%
Sprint Nextel Corp.	33,726	802
XO Communications, Inc.[11]	848	2
		804

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[1,5,11]	306,464	307
Delta Air Lines, Inc.[1,11]	60,887	46
		353

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[11]	32,500	86

HEALTH CARE — 0.00%
Clarent Hospital Corp.[5,11]	16,114	8

Total common stocks (cost: $2,471,000)		1,251

	Principal amount
Short-term securities — 6.48%	(000)

DuPont (E.I.) de Nemours & Co. 3.71% due 10/21/2005	$29,600	29,536
General Electric Capital Corp. 3.85% due 10/3/2005	23,800	23,792
Triple-A One Funding Corp. 3.62% due 10/28/2005[1]	20,000	19,944
Gannett Co. 3.73%-3.74% due 11/2-11/18/2005[1]	18,900	18,824
Park Avenue Receivables Co., LLC 3.64% due 10/19/2005[1]	15,000	14,971
Tennessee Valley Authority 3.51% due 10/20/2005	10,700	10,679
CAFCO, LLC 3.63% due 10/13/2005[1]	8,800	8,788
Ranger Funding Co. LLC 3.58% due 10/3/2005[1]	6,600	6,598
Coca-Cola Co. 3.52% due 10/17/2005	5,000	4,992
Motiva Enterprises LLC 3.90% due 10/3/2005	4,600	4,599
Variable Funding Capital Corp. 3.57% due 10/3/2005[1]	4,300	4,299
Pfizer Inc 3.52% due 10/3/2005[1]	2,900	2,899

Total short-term securities (cost: $149,921,000)		149,921

Total investment securities (cost: $2,267,101,000)		2,276,425
Other assets less liabilities		38,933

Net assets		$2,315,358

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $431,301,000, which represented 18.63% of the net assets of the fund.
2Coupon rate may change periodically.
3Step bond; coupon rate will increase at a later date.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Valued under fair value procedures adopted by authority of the Board of Trustees.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Index-linked bond whose principal amount moves with a government retail price index.
8This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
9Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10This unit also contains 52,000 par of Drax Group Ltd., Class A-3, 9.673% 2020 and 52,000 share of Drax Group Ltd. Common stock.
11Security did not produce income during the last 12 months.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 50,899
Gross unrealized depreciation on investment securities	(42,007)
Net unrealized appreciation on investment securities	8,892
Cost of investment securities for federal income tax purposes	2,267,533

High-Income Bond Fund
Investment portfolio
September 30, 2005		unaudited

	Principal amount	Market value
Bonds & notes — 80.87%	(000)	(000)

CONSUMER DISCRETIONARY — 25.23%
General Motors Acceptance Corp. 7.75% 2010	$ 820	$ 796
General Motors Acceptance Corp. 6.875% 2011	8,165	7,436
General Motors Corp. 7.20% 2011	3,455	3,092
General Motors Acceptance Corp. 7.25% 2011	5,730	5,334
General Motors Acceptance Corp. 6.875% 2012	1,455	1,304
General Motors Acceptance Corp. 7.00% 2012	1,595	1,442
General Motors Corp. 7.25% 2013	€400	400
General Motors Acceptance Corp. 6.07% 2014[1]	$2,000	1,685
General Motors Corp. 8.25% 2023	250	196
General Motors Acceptance Corp. 8.00% 2031	300	263
CanWest Media Inc., Series B, 10.625% 2011	625	683
CanWest Media Inc., Series B, 8.00% 2012	5,266	5,615
CanWest Media Inc., Series B, 7.625% 2013	1,650	1,805
J.C. Penney Co., Inc. 8.00% 2010	750	823
J.C. Penney Co., Inc. 9.00% 2012	1,871	2,212
J.C. Penney Co., Inc. 7.65% 2016	3,250	3,689
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,030
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	172
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[2]	1,050	877
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	1,000	635
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	1,875	1,898
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,808	1,794
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	1,250	1,263
Telenet Communications NV 9.00% 2013	€2,850	3,871
Telenet Group Holding NV 0%/11.50% 2014[2,3]	$3,275	2,694
Cinemark USA, Inc. 9.00% 2013	4,545	4,715
Cinemark, Inc. 0%/9.75% 2014[2]	2,000	1,410
Young Broadcasting Inc. 10.00% 2011	6,392	6,072
Emmis Operating Co. 6.875% 2012	3,750	3,755
Emmis Communications Corp. 9.745% 2012[1]	2,150	2,177
Six Flags, Inc. 8.875% 2010	400	398
Six Flags, Inc. 9.75% 2013	3,000	2,970
Six Flags, Inc. 9.625% 2014	2,325	2,302
American Media Operations, Inc., Series B, 10.25% 2009	1,860	1,818
American Media Operations, Inc. 8.875% 2011	3,480	3,097
Quebecor Media Inc. 11.125% 2011	2,270	2,491
Sun Media Corp. 7.625% 2013	2,000	2,102
Radio One, Inc., Series B, 8.875% 2011	4,000	4,270
Delphi Automotive Systems Corp. 6.55% 2006	250	185
Delphi Automotive Systems Corp. 6.50% 2009	3,500	2,432
Delphi Corp. 6.50% 2013	555	375
Delphi Automotive Systems Corp. 7.125% 2029	750	484
Delphi Trust II, trust preferred securities, 6.197% 2033[1]	1,500	457
RH Donnelley Inc. 8.875% 2010[3]	1,000	1,077
RH Donnelley Inc. 10.875% 2012[3]	2,500	2,819
Kabel Deutschland GmbH 10.625% 2014[3]	3,480	3,863
Carmike Cinemas, Inc. 7.50% 2014	4,275	3,730
Liberty Media Corp. 7.875% 2009	1,900	2,009
Liberty Media Corp. 5.70% 2013	1,500	1,373
Liberty Media Corp. 8.25% 2030	350	337
Grupo Posadas, SA de CV 8.75% 2011[3]	3,450	3,709
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	546
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	198
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	250	198
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,659
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,684
Tenneco Automotive Inc. 8.625% 2014	1,710	1,731
Stoneridge, Inc. 11.50% 2012	3,150	3,355
K. Hovnanian Enterprises, Inc. 10.50% 2007	625	683
K. Hovnanian Enterprises, Inc. 6.00% 2010	1,250	1,204
K. Hovnanian Enterprises, Inc. 6.25% 2016[3]	1,500	1,404
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,588
Mohegan Tribal Gaming Authority 7.125% 2014	575	598
Vidéotron Ltée 6.875% 2014	1,875	1,934
Vidéotron Ltée 6.375% 2015[3]	1,165	1,162
Mirage Resorts, Inc. 6.75% 2007	550	562
Mirage Resorts, Inc. 6.75% 2008	500	511
MGM MIRAGE 6.00% 2009	1,400	1,389
MGM MIRAGE 6.75% 2012	550	562
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,887
Visteon Corp. 8.25% 2010	3,000	2,865
Royal Caribbean Cruises Ltd. 7.00% 2007	725	752
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,495
Royal Caribbean Cruises Ltd. 8.75% 2011	275	310
Royal Caribbean Cruises Ltd. 6.875% 2013	250	261
Ford Motor Credit Co. 7.375% 2009	750	725
Ford Motor Credit Co. 7.875% 2010	2,125	2,070
Iesy Repository GmbH 10.125% 2015	€500	643
Iesy Repository GmbH 10.375% 2015[3]	$2,000	2,125
D.R. Horton, Inc. 8.00% 2009	1,875	2,020
D.R. Horton, Inc. 7.875% 2011	300	329
Schuler Homes, Inc. 10.50% 2011	250	271
D.R. Horton, Inc. 6.875% 2013	75	79
William Lyon Homes, Inc. 10.75% 2013	1,750	1,894
William Lyon Homes, Inc. 7.50% 2014	750	701
NTL Cable PLC 8.75% 2014	1,350	1,401
NTL Cable PLC 8.75% 2014	€500	631
NTL Cable PLC 9.75% 2014	£300	534
Reader’s Digest Association, Inc. 6.50% 2011	$2,500	2,550
Sealy Mattress Co. 8.25% 2014	2,500	2,525
Technical Olympic USA, Inc. 9.00% 2010	900	936
Technical Olympic USA, Inc. 10.375% 2012	1,500	1,586
Cooper-Standard Automotive Inc. 7.00% 2012	1,650	1,518
Cooper-Standard Automotive Inc. 8.375% 2014	1,150	972
NextMedia Operating, Inc. 10.75% 2011	2,250	2,422
Dollarama Group LP 8.875% 2012[3]	2,400	2,352
Blockbuster Inc. 9.00% 2012[3]	2,645	2,195
Cablevision Systems Corp., Series B, 8.00% 2012	2,240	2,184
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	2,205	2,120
Warner Music Group 7.375% 2014	2,000	2,015
Gaylord Entertainment Co. 8.00% 2013	1,445	1,524
Gaylord Entertainment Co. 6.75% 2014	500	486
Riddell Bell Holdings Inc. 8.375% 2012	2,000	1,980
Clear Channel Communications, Inc. 5.75% 2013	695	689
Clear Channel Communications, Inc. 5.50% 2014	1,305	1,260
ITT Corp. 6.75% 2005	1,325	1,333
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	500	547
AMC Entertainment Inc. 9.50% 2011	767	732
AMC Entertainment Inc. 9.875% 2012	375	363
AMC Entertainment Inc. 8.00% 2014	850	752
Argosy Gaming Co. 7.00% 2014	1,450	1,616
Boyd Gaming Corp. 7.75% 2012	1,000	1,056
Boyd Gaming Corp. 8.75% 2012	500	541
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,496
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	1,500	1,496
Fisher Communications, Inc. 8.625% 2014	1,360	1,459
PETCO Animal Supplies, Inc. 10.75% 2011	1,300	1,436
EchoStar DBS Corp. 5.75% 2008	600	595
EchoStar DBS Corp. 9.125% 2009	781	824
Toys “R” Us, Inc. 7.875% 2013	1,539	1,381
Adelphia Communications Corp. 10.25% 2011[4]	450	344
Century Communications Corp. 0% 2003[4]	1,000	955
Neiman Marcus Group, Inc. 9.00% 2015[3,5]	1,240	1,249
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,121	1,229
Hilton Hotels Corp. 7.625% 2008	265	282
Hilton Hotels Corp. 7.20% 2009	610	660
Hilton Hotels Corp. 7.625% 2012	225	254
Buffets, Inc. 11.25% 2010	1,150	1,162
Dillard’s, Inc. 6.30% 2008	700	707
Dillard Department Stores, Inc. 9.125% 2011	350	383
LBI Media, Inc. 10.125% 2012	1,000	1,083
WDAC Subsidiary Corp. 8.375% 2014[3]	1,100	1,070
Regal Cinemas Corp., Series B, 9.375% 2012[6]	1,000	1,058
Aztar Corp. 7.875% 2014	1,000	1,050
WCI Communities, Inc. 10.625% 2011	975	1,041
Lear Corp., Series B, 8.11% 2009	1,000	995
Standard Pacific Corp. 5.125% 2009	1,000	945
KB Home 6.25% 2015	950	926
TRW Automotive Acquisition Corp. 9.375% 2013	807	880
Lighthouse International Co. SA 8.00% 2014	€675	861
Jostens IH Corp. 7.625% 2012	$ 810	822
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	758	781
Payless ShoeSource, Inc. 8.25% 2013	750	771
Bombardier Recreational Products Inc. 8.375% 2013	700	737
Loews Cineplex Entertainment Corp. 9.00% 2014	750	733
Harrah’s Operating Co., Inc. 7.125% 2007	250	259
Harrah’s Operating Co., Inc. 5.625% 2015[3]	400	396
Boyds Collection, Ltd., Series B, 9.00% 2008[6]	2,389	621
YUM! Brands, Inc. 7.70% 2012	500	574
Dana Corp. 5.85% 2015	700	553
Warnaco, Inc. 8.875% 2013	500	543
Beazer Homes USA, Inc. 8.375% 2012	500	530
Ryland Group, Inc. 5.375% 2008	500	503
Key Plastics Holdings, Inc., Series B, 10.25% 2007[4,6]	4,000	0
		226,295

MATERIALS — 10.60%
Abitibi-Consolidated Co. of Canada 5.25% 2008	$ 700	$ 677
Abitibi-Consolidated Finance LP 7.875% 2009	1,500	1,496
Abitibi-Consolidated Inc. 8.55% 2010	2,250	2,301
Abitibi-Consolidated Co. of Canada 7.37% 2011[1]	1,000	1,005
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,025	905
Abitibi-Consolidated Co. of Canada 8.375% 2015	4,000	3,950
JSG Funding PLC 9.625% 2012	1,526	1,541
JSG Funding PLC 7.75% 2015	1,000	855
JSG Funding PLC 7.75% 2015	€ 750	793
JSG Holdings PLC 11.50% 2015[5]	4,904	5,248
Owens-Illinois, Inc. 8.10% 2007	$ 500	515
Owens-Brockway Glass Container Inc. 8.875% 2009	445	469
Owens-Illinois, Inc. 7.50% 2010	1,275	1,300
Owens-Brockway Glass Container Inc. 7.75% 2011	2,425	2,534
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,655
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	460
Georgia-Pacific Corp. 7.50% 2006	$ 250	254
Fort James Corp. 6.875% 2007	125	129
Georgia-Pacific Corp. 8.875% 2010	675	756
Georgia-Pacific Corp. 8.125% 2011	3,225	3,580
Georgia-Pacific Corp. 9.50% 2011	350	415
Georgia-Pacific Corp. 9.375% 2013	1,135	1,271
Georgia-Pacific Corp. 7.70% 2015	350	388
Millennium America Inc. 9.25% 2008	1,275	1,377
Lyondell Chemical Co. 9.50% 2008	1,000	1,052
Equistar Chemicals, LP 10.125% 2008	525	567
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	200	219
Lyondell Chemical Co. 10.50% 2013	2,000	2,270
Rhodia SA 8.00% 2010	€700	841
Rhodia 10.25% 2010	$2,650	2,816
Rhodia 8.875% 2011	1,510	1,434
Rhodia SA 9.25% 2011	€300	359
Stone Container Corp. 9.25% 2008	$1,000	1,025
Stone Container Corp. 9.75% 2011	425	433
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	225	213
Stone Container Corp. 8.375% 2012	630	602
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,925	2,647
Graphic Packaging International, Inc. 8.50% 2011	2,500	2,462
Graphic Packaging International, Inc. 9.50% 2013	1,270	1,200
Associated Materials Inc. 9.75% 2012	3,160	3,073
AMH Holdings, Inc. 0%/11.25% 2014[2]	750	379
Earle M. Jorgensen Co. 9.75% 2012	3,150	3,433
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,500	3,334
Building Materials Corp. of America 8.00% 2008	200	204
Building Materials Corp. of America 7.75% 2014	3,100	3,022
Nalco Co. 7.75% 2011	3,140	3,226
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	2,500	2,794
Longview Fibre Co. 10.00% 2009	2,250	2,385
Oregon Steel Mills, Inc. 10.00% 2009	2,200	2,382
United States Steel Corp. 9.75% 2010	2,103	2,319
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	473
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,025	1,843
Domtar Inc. 7.125% 2015	2,250	2,074
Luscar Coal Ltd. 9.75% 2011	1,900	2,062
Neenah Paper, Inc. 7.375% 2014	1,950	1,887
Rockwood Specialties Group, Inc. 7.50% 2014[3]	700	683
Rockwood Specialties Group, Inc. 7.625% 2014	€700	869

Sino-Forest Corp. 9.125% 2011[3]	1,305	1,416
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	965
Crompton Corp. 9.672% 2010[1]	800	886
Allegheny Technologies, Inc. 8.375% 2011	750	810
Airgas, Inc. 6.25% 2014	750	761
Steel Dynamics, Inc. 9.50% 2009	500	534
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	436
Huntsman LLC 11.50% 2012	379	435
Ispat Inland ULC 9.75% 2014	327	381
		95,080

TELECOMMUNICATION SERVICES — 9.47%
Qwest Capital Funding, Inc. 7.75% 2006	260	264
U S WEST Capital Funding, Inc. 6.375% 2008	730	717
Qwest Capital Funding, Inc. 7.00% 2009	2,500	2,456
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,656
Qwest Services Corp. 13.50% 2010	8,254	9,492
Qwest Capital Funding, Inc. 7.25% 2011	3,100	2,968
Qwest Services Corp. 14.00% 2014	400	487
U S WEST Capital Funding, Inc. 6.875% 2028	1,325	1,096
Qwest Capital Funding, Inc. 7.75% 2031	370	321
American Tower Corp. 7.25% 2011	675	721
American Tower Corp. 7.125% 2012	8,115	8,561
American Tower Corp. 7.50% 2012	1,925	2,050
Dobson Communications Corp. 10.875% 2010	1,400	1,486
American Cellular Corp., Series B, 10.00% 2011	2,425	2,655
Dobson Cellular Systems, Inc. 9.875% 2012	3,300	3,630
Dobson Communications Corp. 8.875% 2013	712	716
US Unwired Inc., Series B, 10.00% 2012	500	578
Nextel Communications, Inc. 6.875% 2013	505	537
Nextel Communications, Inc. 7.375% 2015	6,750	7,232
Triton PCS, Inc. 8.75% 2011	850	699
Triton PCS, Inc. 9.375% 2011	2,190	1,807
Triton PCS, Inc. 8.50% 2013	2,625	2,513
Intelsat, Ltd. 8.695% 2012[1,3]	1,550	1,585
Intelsat, Ltd. 8.25% 2013[3]	1,365	1,380
Intelsat, Ltd. 8.625% 2015[3]	1,685	1,727
Centennial Cellular Corp. 10.75% 2008	704	727
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,915
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	1,800	1,913
SBA Communications Corp. 8.50% 2012	3,180	3,474
Rogers Wireless Inc. 7.25% 2012	600	638
Rogers Wireless Inc. 7.50% 2015	2,175	2,354
Cincinnati Bell Inc. 7.25% 2013	2,625	2,802
SBC Communications Inc. 4.125% 2009	2,500	2,439
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	1,775	1,819
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	425	431
Nextel Partners, Inc. 12.50% 2009	769	825
Nextel Partners, Inc. 8.125% 2011	1,000	1,085
AT&T Corp. 9.05% 2011[1]	1,444	1,634
Millicom International Cellular SA 10.00% 2013	1,320	1,370
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,240	1,209
France Télécom 7.75% 2011[1]	1,000	1,137
NTELOS Inc. 9.03% 2012[1]	1,000	995
Cell C Ltd. 8.625% 2012	€600	756
AirGate PCS, Inc. 9.375% 2009[3]	$ 27	28
GT Group Telecom Inc. 13.25% 2010[2,4,6]	4,000	0
		84,885
INDUSTRIALS — 7.68%
Allied Waste North America, Inc. 8.50% 2008	1,875	1,964
Allied Waste North America, Inc., Series B, 8.875% 2008	1,125	1,178
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	976
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	938
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,410
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	2,930
Allied Waste North America, Inc. 7.25% 2015[3]	100	99
Continental Airlines, Inc. 8.00% 2005	1,000	998
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	617	606
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021[7]	2,178	2,070
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	1,442	1,432
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	868	750
NTK Holdings Inc. 0%/10.75% 2014[2]	5,250	2,966
THL Buildco, Inc. 8.50% 2014	2,835	2,622
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	4,950	5,327
TFM, SA de CV 10.25% 2007	365	392
TFM, SA de CV 9.375% 2012[3]	3,150	3,418
TFM, SA de CV 12.50% 2012	820	955
Terex Corp. 9.25% 2011	1,500	1,620
Terex Corp., Class B, 10.375% 2011	1,260	1,355
Terex Corp. 7.375% 2014	1,500	1,522
Dynacorp. International LLC 9.50% 2013[3]	3,460	3,633
Bombardier Capital Inc., Series A, 6.125% 2006[3]	1,790	1,801
Bombardier Inc. 6.75% 2012[3]	900	844
Bombardier Inc. 6.30% 2014[3]	600	534
United Rentals (North America), Inc., Series B, 6.50% 2012	2,100	2,037
United Rentals (North America), Inc. 7.75% 2013	500	485
K&F Industries, Inc. 7.75% 2014	2,310	2,345
Standard Aero Holdings, Inc. 8.25% 2014	2,405	2,339
American Standard Inc. 8.25% 2009	1,500	1,659
American Standard Inc. 7.625% 2010	500	549
Goodman Global Holdings 6.41% 2012[1,3]	500	491
Goodman Global Holdings 7.875% 2012[3]	1,830	1,665
DRS Technologies, Inc. 6.875% 2013	2,175	2,110
Jacuzzi Brands, Inc. 9.625% 2010	1,750	1,864
Ashtead Group PLC 8.625% 2015[3]	1,675	1,769
Kansas City Southern Railway Co. 9.50% 2008	685	754
Kansas City Southern Railway Co. 7.50% 2009	865	910
Northwest Airlines, Inc. 8.875% 2006[4]	500	143
Northwest Airlines, Inc. 9.875% 2007[4]	1,500	439
Northwest Airlines, Inc. 7.875% 2008[4]	665	191
Northwest Airlines, Inc. 10.00% 2009[4]	1,500	439
FTI Consulting, Inc. 7.625% 2013[3]	1,000	1,025
Builders FirstSource, Inc. 8.04% 2012[1,3]	1,000	1,015
ACIH, Inc. 0%/11.50% 2012[2,3]	1,225	833
UCAR Finance Inc. 10.25% 2012	730	787
Ahern Rentals, Inc. 9.25% 2013[3]	675	694
Williams Scotsman, Inc. 8.50% 2015[3]	675	687
Argo-Tech Corp. 9.25% 2011	410	437
Accuride Corp. 8.50% 2015	375	369
AGCO Corp. 6.875% 2014	€250	317
Delta Air Lines, Inc. 8.00% 2007[3,4]	$1,250	225
		68,918

UTILITIES — 5.77%
Edison Mission Energy 10.00% 2008	1,750	1,947
Mission Energy Holding Co. 13.50% 2008	2,100	2,483
Edison Mission Energy 7.73% 2009	6,325	6,705
Edison Mission Energy 9.875% 2011	3,600	4,284
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,461
AES Corp. 9.50% 2009	1,646	1,802
AES Corp. 9.375% 2010	747	827
AES Corp. 8.75% 2013[3]	7,100	7,810
AES Gener SA 7.50% 2014	750	764
Dynegy Holdings Inc. 9.875% 2010[3]	2,000	2,190
Dynegy Holdings Inc. 10.125% 2013[3]	3,525	3,948
Drax Holdings Ltd., Series A-1, 7.173% 2015[1,3]	£392	697
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015[1,3,8]	464	3,248
Drax Holdings Ltd., Series B, 6.918% 2025[1,3]	83	193
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	$ 150	167
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,388	2,664
Sierra Pacific Resources 8.625% 2014	875	969
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	272
PSEG Energy Holdings Inc. 8.625% 2008	2,880	3,024
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	2,925	2,991
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,7]	1,519	1,503
Electricidad de Caracas Finance BV 10.25% 2014[3]	735	781
		51,730

INFORMATION TECHNOLOGY — 4.94%
Sanmina-SCI Corp. 10.375% 2010	5,750	6,368
Sanmina-SCI Corp. 6.75% 2013	2,000	1,910
Celestica Inc. 7.875% 2011	3,100	3,178
Celestica Inc. 7.625% 2013	2,250	2,256
Xerox Corp. 7.125% 2010	3,565	3,770
Xerox Corp. 7.625% 2013	1,000	1,068
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	4,470	4,586
Amkor Technology, Inc. 9.25% 2008	2,275	2,144
Amkor Technology, Inc. 10.50% 2009	470	402
Amkor Technology, Inc. 7.125% 2011	1,125	976
Amkor Technology, Inc. 7.75% 2013	380	327
SunGard Data Systems Inc. 9.125% 2013[3]	2,700	2,811
SunGard Data Systems Inc. 10.25% 2015[3]	1,000	1,017
Nortel Networks Ltd. 6.125% 2006	2,975	2,990
Lucent Technologies Inc. 7.25% 2006	2,000	2,045
Freescale Semiconductor, Inc. 6.875% 2011	1,700	1,793
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	1,575	1,520
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.12% 2011[1]	250	249
Motorola, Inc. 7.625% 2010	80	91
Motorola, Inc. 8.00% 2011	625	732
Motorola, Inc. 7.50% 2025	200	242
Motorola, Inc. 5.22% 2097	650	539
Iron Mountain Inc. 7.75% 2015	1,060	1,081
Viasystems, Inc. 10.50% 2011	1,000	987
Jabil Circuit, Inc. 5.875% 2010	875	897
Flextronics International Ltd. 6.50% 2013	200	205
Solectron Corp., Series B, 7.375% 2006	125	126
		44,310

CONSUMER STAPLES — 4.74%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010	1,250	1,387
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011	1,750	1,969
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012	5,335	6,002
Rite Aid Corp. 6.125% 2008[3]	575	549
Rite Aid Corp. 9.50% 2011	1,000	1,065
Rite Aid Corp. 6.875% 2013	3,375	2,877
Rite Aid Corp. 9.25% 2013	375	360
Rite Aid Corp. 7.50% 2015	300	288
Ahold Finance U.S.A., Inc. 6.25% 2009	1,050	1,066
Ahold Finance U.S.A., Inc. 8.25% 2010	2,690	2,946
Ahold Finance U.S.A., Inc. 6.50% 2017	£100	176
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[7]	$ 116	126
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[7]	675	756
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	128
Jean Coutu Group (PJC) Inc. 8.50% 2014	3,300	3,300
Spectrum Brands, Inc. 7.375% 2015	3,740	3,385
Gold Kist Inc. 10.25% 2014	1,982	2,250
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	1,605	1,589
Petro Stopping Centers, LP 9.00% 2012[3]	630	624
Pathmark Stores, Inc. 8.75% 2012	2,050	1,983
Duane Reade Inc. 8.37% 2010[1]	2,000	1,920
Playtex Products, Inc. 9.375% 2011	1,800	1,888
Stater Bros. Holdings Inc. 7.37% 2010[1]	1,100	1,089
Stater Bros. Holdings Inc. 8.125% 2012	750	744
Delhaize America, Inc. 8.125% 2011	1,480	1,611
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	1,125	1,218
Constellation Brands, Inc. 8.125% 2012	375	398
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[3,7,9]	414	313
Elizabeth Arden, Inc. 7.75% 2014	275	281
Dole Food Co., Inc. 8.875% 2011	178	186
		42,474

HEALTH CARE — 4.11%
Select Medical Corp. 7.625% 2015	650	626
Select Medical Holdings Corp. 9.933% 2015[1,3]	7,000	7,000
Quintiles Transnational Corp. 10.00% 2013	5,625	6,356
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[2]	1,300	969
Warner Chilcott Corp. 8.75% 2015[3]	5,880	5,674
Tenet Healthcare Corp. 6.375% 2011	2,975	2,789
Tenet Healthcare Corp. 7.375% 2013	525	500
Tenet Healthcare Corp. 9.875% 2014	800	840
Tenet Healthcare Corp. 9.25% 2015[3]	350	355
Concentra Operating Corp. 9.50% 2010	2,375	2,500
Concentra Operating Corp. 9.125% 2012	250	261
HealthSouth Corp. 8.375% 2011	1,090	1,044
HealthSouth Corp. 7.625% 2012	1,100	1,034
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	1,410	1,530
Columbia/HCA Healthcare Corp. 7.00% 2007	750	770
HCA Inc. 5.50% 2009	500	492
Team Health, Inc. 9.00% 2012	1,095	1,166
Mylan Laboratories Inc. 5.75% 2010[3]	1,150	1,157
Triad Hospitals, Inc. 7.00% 2012	925	955
Universal Hospital Services, Inc., Series B, 10.125% 2011	800	824
		36,842

ENERGY — 3.32%
Port Arthur Finance Corp. 12.50% 2009[7]	202	231
Premcor Refining Group Inc. 9.25% 2010	1,200	1,311
Premcor Refining Group Inc. 6.125% 2011	1,500	1,575
Premcor Refining Group Inc. 6.75% 2011	1,650	1,774
Premcor Refining Group Inc. 9.50% 2013	675	764
Premcor Refining Group Inc. 6.75% 2014	1,000	1,070
Premcor Refining Group Inc. 7.50% 2015	350	376
Northwest Pipeline Corp. 8.125% 2010	1,375	1,475
Williams Companies, Inc. 8.125% 2012	950	1,043
Williams Companies, Inc. 7.875% 2021	250	276
Williams Companies, Inc. 8.75% 2032	1,100	1,304
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,7]	2,955	2,837
Petrozuata Finance, Inc., Series B, 8.22% 2017[7]	350	336
General Maritime Corp. 10.00% 2013	2,815	3,111
Newfield Exploration Co., Series B, 7.45% 2007	250	260
Newfield Exploration Co. 7.625% 2011	500	544
Newfield Exploration Co. 8.375% 2012	250	271
Newfield Exploration Co. 6.625% 2014	1,325	1,385
Encore Acquisition Co. 6.00% 2015[3]	2,350	2,303
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,875	1,737
Teekay Shipping Corp. 8.875% 2011	1,500	1,717
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,450	1,573
Pogo Producing Co. 6.875% 2017[3]	1,200	1,222
Overseas Shipholding Group, Inc. 8.25% 2013	650	702
Overseas Shipholding Group, Inc. 7.50% 2024	100	100
Peabody Energy Corp. 5.875% 2016	500	499
		29,796

FINANCIALS — 3.03%
Host Marriott, LP, Series G, 9.25% 2007	75	79
Host Marriott, LP, Series I, 9.50% 2007	100	105
Host Marriott, LP, Series M, 7.00% 2012	1,970	2,007
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,155
Host Marriott, LP, Series O, 6.375% 2015	950	926
Providian Financial Corp., Series A, 9.525% 2027[3]	3,500	3,833
TuranAlem Finance BV 7.875% 2010	1,500	1,586
TuranAlem Finance BV 8.50% 2015	500	532
TuranAlem Finance BV 8.50% 2015[3]	260	277
Lazard LLC 7.125% 2015[3]	2,320	2,308
HSBC Finance Corp. 5.00% 2015	2,265	2,232
Resona Bank, Ltd. 7.191% 2022[1,3]	2,000	2,074
iStar Financial, Inc., Series B, 4.875% 2009	500	496
iStar Financial, Inc., Series B, 5.70% 2014	1,500	1,504
Downey Financial Corp. 6.50% 2014	1,250	1,281
Sumitomo Mitsui Banking Corp. 5.625% 2022[1,3]	1,250	1,246
Fairfax Financial Holdings Ltd. 7.75% 2012	1,225	1,182
Rouse Co. 3.625% 2009	615	575
Rouse Co. 7.20% 2012	195	206
Rouse Co. 5.375% 2013	390	372
LaBranche & Co Inc. 9.50% 2009	985	1,049
Kazkommerts International BV 8.50% 2013	500	549
Sovereign Capital Trust I 9.00% 2027	500	541
Capital One Financial Corp. 8.75% 2007	500	526
Chevy Chase Bank, FSB 6.875% 2013	500	516
		27,157

NON-US GOVERNMENT BONDS & NOTES — 1.50%
Brazil (Federal Republic of) Global 14.50% 2009	750	977
Brazil (Federal Republic of) Global 10.25% 2013	1,750	2,087
Brazil (Federal Republic of) Global 11.00% 2040	550	675
Argentina (Republic of) 3.504% 2012[1]	1,625	1,292
Argentina (Republic of) 6.501% 2033[1,5,10]	ARS2093	896
United Mexican States Government Global 8.625% 2008	$ 500	545
United Mexican States Government Global 11.375% 2016	1,015	1,500
Panama (Republic of) Global 8.25% 2008	130	141
Panama (Republic of) Global 10.75% 2020	120	168
Panama (Republic of) Global 9.375% 2023	1,042	1,321
Panama (Republic of) Global 9.375% 2029	250	319
Russian Federation 8.25% 2010	1,000	1,085
Russian Federation 8.25% 2010[3]	750	814
Dominican Republic 9.04% 2018[3,5]	653	728
Colombia (Republic of) Global 10.75% 2013	500	631
Turkey (Republic of) 12.375% 2009	250	309
		13,488

ASSET-BACKED OBLIGATIONS — 0.32%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3,7]	2,750	2,878

MUNICIPALS — 0.16%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	1,330	1,423

Total bonds & notes (cost: $723,572,000)		725,276

	Shares or
Convertible securities — 3.23%	principal amount

CONSUMER DISCRETIONARY — 1.65%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010	€5,230,000	6,381
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$5,000,000	3,456
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,5,6]	300	3,028
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	80,000	1,912
		14,777

INFORMATION TECHNOLOGY — 0.60%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007	$3,600,000	3,492
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$2,000,000	1,935
		5,427

INDUSTRIALS — 0.42%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	40,000	3,735

TELECOMMUNICATION SERVICES — 0.31%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	$ 2,747

UTILITIES — 0.22%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,946

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		296

Total convertible securities (cost: $23,056,000)		28,928

Rights & warrants — 0.01%	Shares

TELECOMMUNICATION SERVICES — 0.01%
American Tower Corp., warrants, expire 2008[3,11]	250	83
XO Communications, Inc., Series A, warrants, expire 2010[11]	975	1
XO Communications, Inc., Series B, warrants, expire 2010[11]	731	—
XO Communications, Inc., Series C, warrants, expire 2010[11]	731	—
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,11]	9,500	0
GT Group Telecom Inc., warrants, expire 2010[3,6,11]	4,000	0

Total rights & warrants (cost: $461,000)		84

Preferred stocks — 2.82%

FINANCIALS — 2.80%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	5,500,000	6,140
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	2,000,000	2,178
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	6,114,000	6,878
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	160,000	4,385
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	2,000,000	2,209
First Republic Capital Corp., Series A, 10.50% preferred[3]	2,000	2,200
Fannie Mae, Series O, 7.00% preferred[3]	20,000	1,101
		25,091

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[11]	10,000	5

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,11]	250	0

MISCELLANEOUS — 0.02%
Other preferred stocks in initial period of acquisition		192

Total preferred stocks (cost: $21,702,000)		25,288

		unaudited

		Market value
Common stocks — 1.39%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.62%
Sprint Nextel Corp.	127,382	$3,029
Dobson Communications Corp., Class A11	237,211	1,822
VersaTel Telecom International NV11	257,807	682
XO Communications, Inc.[11]	487	1
		5,534

INDUSTRIALS — 0.42%
DigitalGlobe Inc.[6,11]	3,677,578	3,678
Delta Air Lines, Inc.[11]	93,360	70
		3,748

CONSUMER DISCRETIONARY — 0.17%
Clear Channel Communications, Inc.	25,506	839
Radio One, Inc., Class D, nonvoting[11]	34,000	447
Radio One, Inc., Class A11	17,000	224
ACME Communications, Inc.[11]	13,100	51
		1,561

FINANCIALS — 0.13%
Beverly Hills Bancorp Inc.	114,900	1,179

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[11]	153,000	405

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,11]	80,522	40

Total common stocks (cost: $12,100,000)		12,467

	Principal amount
Short-term securities — 10.28%	(000)

General Electric Capital Corp. 3.85% due 10/3/2005	$15,600	15,595
Gannett Co. 3.54% due 10/12/2005[3]	14,700	14,683
Coca-Cola Co. 3.56% due 10/17/2005	13,600	13,577
Freddie Mac 3.54% due 10/31/2005	10,600	10,567
HSBC Finance Corp. 3.73% due 11/2/2005	8,800	8,770
Harley-Davidson Funding Corp. 3.74% due 11/14/2005[3,12]	8,800	8,759
PepsiCo Inc. 3.66% due 10/11/2005[3]	8,300	8,291
Wal-Mart Stores Inc. 3.62% due 11/8/2005[3,12]	6,050	6,026
Wal-Mart Stores Inc. 3.50% due 10/4/2005[3]	1,300	1,299
Hershey Co. 3.60% due 11/3/2005[3,12]	4,200	4,186
Triple-A One Funding Corp. 3.76% due 10/21/2005[3]	444	443

Total short-term securities (cost: $92,196,000)		92,196

Total investment securities (cost: $873,087,000)		884,239
Other assets less liabilities		12,564

Net assets		$896,803

unaudited

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $198,396,000, which represented 22.12% of the net assets of the fund.
4Company not making scheduled interest payments; bankruptcy proceedings pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the Board of Trustees.
7Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
8This unit also contains 87,000 par of Drax Group Ltd., Class A-3, 9.673% 2020 and 87,000 shares of Drax Group Ltd. common stock.
9Scheduled interest payments not made; reorganization pending.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 41,437
Gross unrealized depreciation on investment securities	(31,277)
Net unrealized appreciation on investment securities	10,160
Cost of investment securities for federal income tax purposes	874,079

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
September 30, 2005		unaudited

	Principal amount	Market value
Bonds & notes — 96.11%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1]— 37.01%
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	$ 653	$ 676
Fannie Mae, Series 2000-T5B, 7.30% 2010	2,000	2,215
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	3,500	3,455
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,587	1,592
Fannie Mae 6.00% 2013	333	343
Fannie Mae 12.00% 2015	108	123
Fannie Mae 6.00% 2016	429	441
Fannie Mae 6.00% 2016	188	193
Fannie Mae 5.00% 2017	6,422	6,416
Fannie Mae 5.50% 2017	3,792	3,853
Fannie Mae 6.00% 2017	321	330
Fannie Mae 6.00% 2017	270	278
Fannie Mae 6.00% 2017	224	231
Fannie Mae 9.00% 2018	42	46
Fannie Mae 10.00% 2018	177	200
Fannie Mae, Series 2001-4, Class GB, 10.233% 2018[2]	623	697
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[2]	248	277
Fannie Mae, Series 2001-4, Class NA, 11.848% 2025[2]	712	809
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	9,327	9,521
Fannie Mae 7.00% 2026	196	207
Fannie Mae 8.50% 2027	147	161
Fannie Mae 8.50% 2027	120	130
Fannie Mae 7.00% 2028	189	198
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,086	1,145
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	734	775
Fannie Mae 7.50% 2029	77	82
Fannie Mae 7.50% 2029	61	65
Fannie Mae 6.50% 2031	252	260
Fannie Mae 6.50% 2031	178	183
Fannie Mae 6.50% 2031	175	181
Fannie Mae 6.50% 2031	156	161
Fannie Mae 6.50% 2031	126	130
Fannie Mae 6.50% 2031	110	113
Fannie Mae 6.50% 2031	70	72
Fannie Mae 7.00% 2031	174	182
Fannie Mae 7.50% 2031	400	424
Fannie Mae 7.50% 2031	115	122
Fannie Mae 7.50% 2031	59	62
Fannie Mae 7.50% 2031	20	22
Fannie Mae, Series 2001-20, Class C, 11.998% 2031[2]	485	559
Fannie Mae 6.50% 2032	818	844
Fannie Mae 6.50% 2032	650	670
Fannie Mae 6.50% 2032	636	656
Fannie Mae 7.00% 2032	700	734
Fannie Mae 7.00% 2032	89	94
Fannie Mae 4.189% 2033[2]	3,666	3,630
Fannie Mae 5.50% 2034	2,915	2,915
Fannie Mae 6.00% 2034	19,887	20,225
Fannie Mae 6.00% 2034	2,503	2,545
Fannie Mae 4.494% 2035[2]	2,431	2,406
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,974	1,915
Fannie Mae 5.00% 2035	6,750	6,608
Fannie Mae 5.50% 2035	16,933	16,936
Fannie Mae 5.50% 2035	4,500	4,501
Fannie Mae 6.00% 2035	2,875	2,923
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	811	855
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	797	830
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	746	786
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	145	153
Government National Mortgage Assn. 9.50% 2009	307	324
Government National Mortgage Assn. 6.00% 2014	716	742
Government National Mortgage Assn. 6.00% 2016	416	430
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	950	925
Government National Mortgage Assn. 5.50% 2017	447	457
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018	574	577
Government National Mortgage Assn. 9.50% 2020	216	237
Government National Mortgage Assn. 8.50% 2021	159	172
Government National Mortgage Assn. 8.50% 2022	130	141
Government National Mortgage Assn. 8.50% 2022	23	25
Government National Mortgage Assn. 8.50% 2022	15	16
Government National Mortgage Assn. 8.50% 2023	196	212
Government National Mortgage Assn. 6.00% 2028	1,500	1,546
Government National Mortgage Assn. 7.00% 2034	1,725	1,825
Government National Mortgage Assn. 4.00% 2035[2]	2,483	2,425
Government National Mortgage Assn. 4.00% 2035[2]	1,473	1,441
Government National Mortgage Assn. 5.00% 2035	7,888	7,810
Government National Mortgage Assn. 5.00% 2035	2,000	1,972
Government National Mortgage Assn. 5.50% 2035	11,082	11,172
Government National Mortgage Assn. 5.50% 2035	1,986	2,002
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]	108	107
Freddie Mac 7.00% 2008	105	107
Freddie Mac 8.25% 2008	122	125
Freddie Mac 8.25% 2008	21	21
Freddie Mac 8.25% 2009	40	40
Freddie Mac 8.00% 2012	47	49
Freddie Mac 6.00% 2014	128	131
Freddie Mac 4.00% 2015	919	884
Freddie Mac 7.00% 2015	123	129
Freddie Mac 8.00% 2017	179	191
Freddie Mac 8.50% 2018	21	22
Freddie Mac 11.00% 2018	83	94
Freddie Mac, Series 1567, Class A, 4.213% 2023[2]	535	516
Freddie Mac 8.50% 2027	58	62
Freddie Mac 6.00% 2029	130	133
Freddie Mac 6.00% 2029	123	125
Freddie Mac 9.00% 2030	387	426
Freddie Mac 4.054% 2033[2]	358	353
Freddie Mac 6.00% 2033	6,993	7,114
Freddie Mac 6.00% 2034	2,163	2,200
Freddie Mac 4.619% 2035[2]	3,625	3,585
Freddie Mac 4.647% 2035[2]	9,668	9,563
Freddie Mac 5.00% 2035	2,000	1,957
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.43% 2016[2,3]	1,469	1,473
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	6,061	6,297
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,190	1,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,372	1,335
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	998
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	993
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	3,250	3,397
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	716	757
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,900	3,109
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1, 3.812% 2041	912	895
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	928	910
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	1,020	1,009
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.351% 2033[2]	1,233	1,215
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	705	694
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	445	453
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,252
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.315% 2033[2]	342	341
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	361	369
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034	881	884
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2, 6.103% 2036	1,183	1,218
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	848	848
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	791	807
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.712% 2027[2,3]	1,204	1,232
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.88% 2028[2,3]	643	667
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	460	456
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	993	1,003
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,424	1,437
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2014	1,000	986
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,247
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,967
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	443	450
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	999	1,019
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	422	415
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,250	1,302
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	525
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.106% 2040[2,3]	1,938	1,801
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,784	1,754
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.47% 2033[2]	736	720
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class II-A-4, 5.90% 2036	1,000	1,007
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,679	1,699
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,566
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	878	897
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	557
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,244
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	1,199	1,236
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	1,121	1,147
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,006	1,012
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	945	958
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[3]	844	848
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	750	742
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.61% 2034[2]	744	734
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	411	422
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.098% 2033[2]	340	335
		233,350

U.S. TREASURY BONDS & NOTES — 30.12%
U.S. Treasury 3.375% 2008	2,500	2,441
U.S. Treasury 3.625% 2008[4]	3,023	3,201
U.S. Treasury 3.625% 2009	17,250	16,902
U.S. Treasury 3.875% 2009[4]	6,254	6,789
U.S. Treasury 5.50% 2009	22,250	23,241
U.S. Treasury 4.00% 2010	18,000	17,841
U.S. Treasury 5.75% 2010	39,300	41,910
U.S. Treasury 4.25% 2013	9,000	8,968
U.S. Treasury 2.00% 2014[4]	3,965	4,045
U.S. Treasury 4.25% 2014	19,000	18,881
U.S. Treasury 7.50% 2016	1,500	1,899
U.S. Treasury 8.875% 2017	3,690	5,175
U.S. Treasury 8.125% 2019	500	683
U.S. Treasury 8.875% 2019	5,595	8,015
U.S. Treasury Principal Strip 0% 2019	8,635	4,678
U.S. Treasury 7.875% 2021	2,000	2,721
U.S. Treasury 6.875% 2025	8,825	11,383
U.S. Treasury 5.25% 2029[5]	10,200	11,121
		189,894

FEDERAL AGENCY BONDS & NOTES — 17.35%
Freddie Mac 3.35% 2007	2,000	1,963
Freddie Mac 6.625% 2009	23,750	25,560
Freddie Mac 4.125% 2010	19,750	19,406
Freddie Mac 5.00% 2014	12,000	12,313
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	1,199	1,232
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	925	962
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	3,879	4,121
Small Business Administration, Series 2001-20G, 6.625% 2021[1]	1,163	1,251
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	2,153	2,154
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,148	1,165
Small Business Administration, Series 2002-20C, 6.07% 2022[1]	932	982
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,210	3,221
Fannie Mae 6.00% 2008	7,000	7,270
Fannie Mae 6.625% 2009	750	807
Fannie Mae 7.25% 2030	3,100	4,131
Federal Home Loan Bank 2.375% 2006	1,495	1,482
Federal Home Loan Bank 3.70% 2007	1,000	986
Federal Home Loan Bank 3.75% 2007	6,910	6,818
Federal Home Loan Bank 3.75% 2008	500	489
Republic of Egypt; United States Agency for International Development, 4.45% 2015	3,250	3,208
State of Israel; United States Agency for International Development, Class 1-A, 5.50% 2023	2,000	2,141
KfW International Finance Inc. 2.50% 2005	1,250	1,249
KfW 3.25% 2007	2,000	1,959
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,660	2,756
Federal Agricultural Mortgage Corp. 4.25% 2008	1,750	1,737
		109,363

ASSET-BACKED OBLIGATIONS[1]— 10.53%
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-3, FSA insured, 3.402% 2009	750	744
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	2,000	1,956
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,989
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	2,441	2,428
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	3,000	2,932
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	4,820	4,818
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032	750	735
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.11% 2033[2]	4,000	4,009
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured, 2.41% 2007[3]	363	362
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured, 4.09% 2008[3]	1,097	1,096
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[3]	750	745
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[3]	1,000	996
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	738
World Omni Auto Receivables Trust, Series 2002-A, Class A-4, 4.05% 2009	3,797	3,799
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,597
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,483	2,473
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[3]	2,250	2,258
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,250	2,176
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	2,000	1,989
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010	1,835	1,881
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	425	417
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[3]	238	236
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	202	201
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	1,018	1,007
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,811
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	750	747
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[3]	1,000	987
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	996
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[3]	750	735
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	1,550	1,614
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,500	1,510
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,494
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,434	1,422
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[3]	1,255	1,318
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.12% 2034[2]	1,000	1,002
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.14% 2035[2]	1,000	1,002
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	986
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	988	982
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	1,000	981
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	563
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	400	403
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	920	919
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	875	863
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009	586	586
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	517	517
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006[3]	492	492
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	466	461
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024	194	194
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	193	190
		66,357

INDUSTRIALS — 0.77%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,491	2,671
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,505	1,526
General Electric Capital Corp., Series A, 6.75% 2032	550	649
		4,846

UTILITIES — 0.25%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,566

ENERGY — 0.08%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	500	498

Total bonds & notes (cost: $602,256,000)		605,874

Short-term securities — 3.69%

General Electric Capital Corp. 3.85% due 10/3/2005	9,800	9,797
Abbott Laboratories Inc. 3.72% due 10/11/2005[3]	8,300	8,290
PepsiCo Inc. 3.63%-3.73% due 10/5-11/4/2005[3]	5,200	5,188

Total short-term securities (cost: $23,275,000)		23,275

Total investment securities (cost: $625,531,000)		629,149
Other assets less liabilities		1,284

Net assets		$630,433

1 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $54,847,000, which represented 8.70% of the net assets of the fund.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,195
Gross unrealized depreciation on investment securities	(3,577)
Net unrealized appreciation on investment securities	3,618
Cost of investment securities for federal income tax purposes	625,531

Cash Management Fund
Investment portfolio
September 30, 2005		unaudited

	Principal amount	Market value
Short-term securities — 100.30%	(000)	(000)

CORPORATE SHORT-TERM NOTES — 83.91%
GlaxoSmithKline Finance PLC 3.57% due 10/12/2005	$ 8,800	$ 8,789
Amsterdam Funding Corp. 3.61% due 10/14/2005[1]	8,700	8,688
KfW International Finance Inc. 3.66% due 10/6/2005[1]	8,500	8,495
Triple-A One Funding Corp. 3.62% due 10/6/2005[1]	8,496	8,491
International Lease Finance Corp. 3.60% due 10/12/2005	8,500	8,490
Park Avenue Receivables Co., LLC 3.71% due 11/9/2005[1]	8,300	8,266
Bank of America Corp. 3.87% due 12/7/2005	8,000	7,944
CAFCO, LLC 3.58% due 10/11/2005[1]	7,900	7,891
Abbott Laboratories Inc. 3.68% due 10/20/2005[1]	7,700	7,684
BMW U.S. Capital Corp. 3.54% due 10/11/2005[1]	7,600	7,592
Old Line Funding, LLC 3.63% due 10/17/2005[1]	7,600	7,587
PepsiCo Inc. 3.55%-3.69% due 10/11-10/21/2005[1]	7,300	7,290
Procter & Gamble Co. 3.57% due 10/13/2005[1]	7,200	7,191
DuPont (E.I.) de Nemours & Co. 3.73% due 11/7/2005	7,100	7,072
Medtronic Inc. 3.73% due 11/4/2005[1]	7,000	6,975
Hershey Co. 3.55%-3.74% due 10/25-11/15/2005[1]	6,900	6,879
Pfizer Inc 3.71% due 11/21/2005[1]	6,900	6,863
Shell Finance (U.K.) PLC 3.53% due 10/3/2005	6,400	6,398
Coca-Cola Co. 3.50% due 10/4/2005	6,400	6,397
IBM Capital Inc. 3.72% due 10/25/2005[1]	6,400	6,383
Gannett Co. 3.74% due 11/17/2005[1]	6,400	6,368
Sheffield Receivables Corp. 3.60% due 10/3/2005[1]	6,000	5,998
Svenska Handelsbanken 3.53% due 10/4/2005	6,000	5,998
Harley-Davidson Funding Corp. 3.73% due 10/26/2005[1]	6,000	5,984
Estée Lauder Companies Inc. 3.53% due 10/3/2005[1]	5,700	5,698
Wal-Mart Stores Inc. 3.62% due 11/8/2005[1]	5,600	5,578
Scripps (E.W.) Co. 3.68% due 10/26/2005[1]	5,575	5,560
FCAR Owner Trust I due 3.65% 10/17/2005	5,500	5,490
HSBC Finance Corp. 3.60%-3.78% due 10/20-11/28/2005	5,300	5,283
United Parcel Service Inc. 3.53% due 10/17/2005	5,100	5,091
Colgate-Palmolive Co. 3.53% due 10/3/2005[1]	4,300	4,299
Caterpillar Financial Services Corp. 3.66% due 10/3/2005	3,000	2,999
American Honda Finance Corp. 3.72% due 10/25/2005	2,200	2,194
		217,905

FEDERAL AGENCY DISCOUNT NOTES — 10.93%
Federal Home Loan Bank 3.55%-3.60% due 10/18-11/14/2005	13,500	13,447
Freddie Mac 3.675% due 11/15/2005	10,800	10,749
International Bank for Reconstruction and Development 3.51% due 11/7/2005	4,200	4,185
		28,381

CERTIFICATES OF DEPOSIT — 3.08%
Wells Fargo Bank NA 3.74% due 11/1/2005	$8,000	8,000

U.S. TREASURIES — 2.38%
U.S. Treasury Bills 3.315% due 11/10/2005	6,200	6,177

Total short-term securities (cost: $260,462,000)		260,463

Total investment securities (cost: $260,462,000)		260,463
Other assets less liabilities		(779)

Net assets		$259,684

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $145,760,000, which represented 56.13% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 3
Gross unrealized depreciation on investment securities	(2)
Net unrealized appreciation on investment securities	1
Cost of investment securities for federal income tax purposes	260,462

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By  /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ James K. Dunton
James K. Dunton, Vice Chairman and PEO

Date: November 28, 2005

By  /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: November 28, 2005